Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	40-F
Document period end date	Dec 31, 2012
Amendment flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current fiscal year end date	--12-30
Entity central index key	0001318220
Entity current reporting status	Yes
Entity filer category	Large Accelerated Filer
Entity registrant name	Progressive Waste Solutions Ltd.
Entity voluntary filers	No
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	114,993,864
Entity public float	$ 2,483,867,462

Statement of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 29,940	$ 14,143
Accounts receivable	238,958	212,099
Other receivables	440	414
Prepaid expenses	38,762	31,484
Income taxes recoverable	2,928	0
Restricted cash	476	452
Other assets	1,573	1,972
Total current assets	313,077	260,564
OTHER RECEIVABLES	72	376
FUNDED LANDFILL POST-CLOSURE COSTS	9,885	9,200
INTANGIBLES	287,847	257,731
GOODWILL	929,114	774,409
LANDFILL DEVELOPMENT ASSETS	19,715	15,869
DEFERRED FINANCING COSTS	20,060	19,983
CAPITAL ASSETS	927,518	776,058
LANDFILL ASSETS	963,720	958,792
INVESTMENT IN EQUITY ACCOUNTED INVESTEE	4,062	3,973
OTHER ASSETS	491	649
TOTAL ASSETS	3,475,561	3,077,604
LIABILITIES
Accounts payable	120,341	115,292
Accrued charges	131,528	124,496
Dividends payable	16,206	14,540
Income taxes payable	1,986	10,693
Deferred revenues	19,002	17,645
Current portion of long-term debt	6,907	1,500
Landfill closure and post-closure costs	8,871	9,468
Other liabilities	2,527	3,484
Liabilities, Current	307,368	297,118
LONG-TERM DEBT	1,681,370	1,311,593
LANDFILL CLOSURE AND POST-CLOSURE COSTS	104,281	92,034
OTHER LIABILITIES	6,166	7,484
DEFERRED INCOME TAXES	103,795	76,234
TOTAL LIABILITIES	2,202,980	1,784,463
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Common shares	1,773,530	1,824,231
Restricted shares	(3,460)	(5,353)
Additional paid in capital	2,166	2,789
Accumulated deficit	(451,539)	(466,775)
Accumulated other comprehensive loss	(48,116)	(61,751)
Total shareholders' equity	1,272,581	1,293,141
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,475,561	$ 3,077,604

Statement of Financial Position (Parentheticals)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common Shares Authorized	unlimited	unlimited
Common Stock, Shares Outstanding	114,993,864	118,040,683
Restricted Stock, Shares Outstanding	172,500	252,150

Statement of Operations and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
REVENUES	$ 1,896,741	$ 1,840,096
EXPENSES
OPERATING	1,154,764	1,094,067
SELLING, GENERAL AND ADMINISTRATION	230,740	218,600
RESTRUCTURING	0	1,609
GOODWILL IMPAIRMENT	0	360,557
AMORTIZATION	274,118	257,066
NET (GAIN) LOSS ON SALE OF CAPITAL ASSETS	(592)	(3,412)
OPERATING INCOME (LOSS)	237,711	(88,391)
INTEREST ON LONG-TERM DEBT	57,428	62,086
NET FOREIGN EXCHANGE (GAIN) LOSS	9	(73)
NET (GAIN) LOSS ON FINANCIAL INSTRUMENTS	1,725	(4,984)
LOSS ON EXTINGUISHMENT OF DEBT	16,924	0
OTHER EXPENSES	105	872
INCOME (LOSS) BEFORE INCOME TAX EXPENSE AND NET LOSS FROM EQUITY ACCOUNTED INVESTEE	161,520	(146,292)
INCOME TAX EXPENSE
Current	49,281	47,433
Deferred	17,841	2,315
Total Income Tax Expense	67,122	49,748
NET LOSS FROM EQUITY ACCOUNTED INVESTEE	41	96
NET INCOME (LOSS)	94,357	(196,136)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	11,702	(12,520)
Derivatives designated as cash flow hedges, net of income tax	1,604	(5,790)
Settlement of derivatives designated as cash flow hedges, net of income tax	329	1,201
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	1,933	(4,589)
OTHER COMPREHENSIVE INCOME (LOSS)	13,635	(17,109)
COMPREHENSIVE INCOME (LOSS)	107,992	(213,245)
NET INCOME (LOSS) - CONTROLLING INTEREST	94,357	(196,136)
NET INCOME - NON-CONTROLLING INTEREST	0	0
COMPREHENSIVE INCOME (LOSS) - CONTROLLING INTEREST	107,992	(213,245)
COMPREHENSIVE INCOME - NON-CONTROLLING INTEREST	$ 0	$ 0
Net income (loss) per weighted average share, basic	$ 0.81	$ (1.63)
Net income (loss) per weighted average share, diluted	$ 0.81	$ (1.63)
Weighted average number of shares outstanding (thousands), basic	116,178	120,683
Weighted average number of shares outstanding (thousands), diluted	116,178	120,683

Statement of Operations and Comprehensive Income (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax Effect	$ (863)	$ 3,117
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Tax Effect	$ (177)	$ (646)

Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
OPERATING
Net income (loss)	$ 94,357	$ (196,136)
Items not affecting cash
Restricted share expense	2,034	2,107
Write-off of deferred financing costs	11,726	0
Write-off of landfill development assets	0	0
Accretion of landfill closure and post-closure costs	5,240	5,071
Goodwill impairment	0	360,557
Amortization of intangibles	53,585	49,559
Amortization of capital assets	141,192	131,088
Amortization of landfill assets	79,341	76,419
Interest on long-term debt (amortization of deferred financing costs)	5,665	6,035
Net (gain) loss on sale of capital assets	(592)	(3,412)
Net (gain) loss on financial instruments	1,725	(4,984)
Deferred income taxes	17,841	2,315
Net loss from equity accounted investee	41	96
Landfill closure and post-closure expenditures	(6,737)	(4,345)
Changes in non-cash working capital items	(68,657)	(28,664)
Cash generated from operating activities	336,761	395,706
INVESTING
Acquisitions	(282,313)	(139,857)
Restricted cash deposits	(24)	(18)
Restricted cash withdrawals	0	0
Investment in other receivables	(148)	0
Proceeds from other receivables	440	474
Funded landfill post-closure costs	(404)	(381)
Purchase of capital assets	(180,322)	(112,348)
Purchase of landfill assets	(66,556)	(58,665)
Proceeds from the sale of capital assets	2,761	5,925
Proceeds from asset divestitures	0	0
Investment in landfill development assets	(3,968)	(6,428)
Cash utilized in investing activities	(530,534)	(311,298)
FINANCING
Payment of deferred financing costs	(17,315)	(4,811)
Proceeds from long-term debt	1,924,480	380,347
Repayment of long-term debt	(1,568,323)	(318,086)
Common shares issued, net of issue costs	0	0
Proceeds from the exercise of stock options	403	2,385
Repurchase of common shares	(65,633)	(79,326)
Purchase of restricted shares	(541)	(4,226)
Dividends paid to share and participating preferred share holders	(63,478)	(61,078)
Cash (utilized in) generated from financing activities	209,593	(84,795)
Effect of foreign currency translation on cash and cash equivalents	(23)	1,124
NET CASH INFLOW (OUTFLOW)	15,797	737
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	14,143	13,406
CASH AND CASH EQUIVALENTS, END OF YEAR	29,940	14,143
Cash and cash equivalents are comprised of:
Cash	28,929	14,142
Cash equivalents	1,011	1
Total cash and cash equivalents	29,940	14,143
Cash paid during the year for:
Income taxes	53,531	49,509
Interest	$ 57,109	$ 59,289

Statement of Shareholders' Equity (USD $) In Thousands	Total	Common shares [Member]	Restricted shares [Member]	Common Stock Shares Acquired For Employee Ltip [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income (loss) [Member]
Balance at Dec. 31, 2010	$ 1,646,595	$ 1,878,286	$ (5,169)	$ 0	$ 7,092	$ (188,972)	$ (44,642)
Net income (loss)	(196,136)					(196,136)
Dividends	(60,646)					(60,646)
Restricted shares purchased	(4,226)		(4,226)
Restricted share expense	2,107				2,107
Vesting of restricted shares			4,042		(4,042)
Common shares issued, net of issue costs and income tax	0
Common shares issued on exercise of stock options	2,385	3,500			(1,115)
Common shares issued on exercise of warrants	(503)	750			(1,253)
Common shares acquired by U.S. long-term incentive plan	(3,188)			(3,188)
Deferred compensation obligation	3,188			3,188
Stock options and warrants assumed on acquisition	0
Stock based compensation	0
Repurchase of common shares	(79,326)	(58,305)				(21,021)
Foreign currency translation adjustment	(12,520)						(12,520)
Derivatives designated as cash flow hedges, net of income tax	(5,790)						(5,790)
Settlement of derivatives designated as cash flow hedges, net of income tax	1,201						1,201
Balance at Dec. 31, 2011	1,293,141	1,824,231	(5,353)	0	2,789	(466,775)	(61,751)
Net income (loss)	94,357					94,357
Dividends	(64,815)					(64,815)
Restricted shares purchased	(541)		(494)			(47)
Restricted share expense	2,034				2,034
Vesting of restricted shares	0		2,387		(2,387)
Common shares issued, net of issue costs and income tax	0
Common shares issued on exercise of stock options	403	673			(270)
Common shares issued on exercise of warrants	0	0			0
Common shares acquired by U.S. long-term incentive plan	(3,505)			(3,505)
Deferred compensation obligation	3,505			3,505
Repurchase of common shares	(65,633)	(51,374)				(14,259)
Foreign currency translation adjustment	11,702						11,702
Derivatives designated as cash flow hedges, net of income tax	1,604						1,604
Settlement of derivatives designated as cash flow hedges, net of income tax	329						329
Balance at Dec. 31, 2012	$ 1,272,581	$ 1,773,530	$ (3,460)	$ 0	$ 2,166	$ (451,539)	$ (48,116)

Organization	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization [Text Block]

1. Organization

Effective May 2, 2011, Progressive Waste Solutions Ltd. (the “Company”) amalgamated with its parent IESI-BFC Ltd. and continued operating as Progressive Waste Solutions Ltd. The Company was incorporated on May 20, 2009 under the provisions of the Business Corporations Act (Ontario).

The Company, through its operating subsidiaries, provides vertically integrated non-hazardous solid waste (“waste”) services to commercial, industrial, municipal and residential customers in Canada and the U.S.

Reporting Currency	12 Months Ended
Dec. 31, 2012
Reporting Currency Disclosure [Abstract]
Reporting Currency Disclosure [Text Block]

2. Reporting Currency

The Company has elected to report its financial results in U.S. dollars to improve the comparability of its financial information with its peers. Reporting its financial results in U.S. dollars also reduces foreign currency fluctuations in the Company's reported amounts because the Company's collection of assets and operations are larger in the U.S. than they are in Canada. The Company remains a legally domiciled Canadian entity and its functional currency is the Canadian dollar.  As a result, the Company's financial position, results of operations, cash flows and equity are initially translated to, and consolidated in, Canadian dollars using the current rate method of accounting. The Company's consolidated Canadian dollar financial position is further translated from Canadian to U.S. dollars applying the foreign currency exchange rate in effect at the consolidated balance sheet date, while the Company's consolidated Canadian dollar results of operations and cash flows are translated to U.S dollars applying the average foreign currency exchange rate in effect during the reporting period. The resulting translation adjustments are included in other comprehensive income or loss. Translating the Company's U.S. segment financial position, results of operations and cash flows into Canadian dollars, the Company's functional currency, and re-translating these amounts to U.S. dollars, the Company's reporting currency, has no translation impact on the Company's consolidated financial statements. Accordingly, U.S. segment results retain their original values when expressed in the Company's reporting currency.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies [Text Block]

3. Summary of Significant Accounting Policies

These consolidated financial statements (“financial statements”) have been prepared in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”), are stated in U.S. dollars, and reflect the following significant accounting policies.

Basis of presentation

These financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Estimates and assumptions include the following: estimates of the Company's allowance for doubtful accounts receivable; future earnings, income tax and other estimates used in the annual, or step one and step two, test for impairment of goodwill; recoverability assumptions for landfill development assets; the useful life of capital and intangible assets; estimates and assumptions used in the determination of the fair value of contingent acquisition payments; accrued insurance reserves; projected landfill construction and development costs and estimated permitted airspace capacity consumed in the determination of landfill asset amortization; estimated landfill remediation costs; estimated closure and post-closure costs; various economic estimates used in the development of fair value estimates, including but not limited to interest and inflation rates; share price volatility and the estimated length of time employees will hold options before exercise used in the determination of share based compensation and warrants, in addition to estimates of future performance used in the determination of performance share units; the fair value of financial instruments; realization of deferred income tax assets; and deferred income tax assets and liabilities. Accordingly, results may differ significantly from these estimates.

Cash and cash equivalents

Cash and cash equivalents include cash and highly liquid short-term money market investments that have an original term to maturity of three months or less.

Other receivables

Other receivables may include direct finance lease receivables.

Assets leased under terms that transfer substantially all of the benefits and risks and rewards of ownership to customers are accounted for as direct finance lease receivables. Direct finance lease receivables are carried at cost and discounted at the underlying rate implicit in the lease.

The fair value of other receivables is estimated using a discounted cash flow analysis applying interest rates that management considers consistent with the credit quality of the borrower. Other receivables are periodically reviewed for impairment and any resulting write-down to the net recoverable amount is recorded in the period in which impairment occurs.

Restricted cash

Cash received on the issuance of variable rate demand solid waste disposal revenues bonds (“IRBs”) is made available for certain purposes which may include some or all of the of following: landfill construction or equipment, vehicle and or container expenditures. Cash received in advance of certain permitted expenditures is not available for general Company purpose or use. Accordingly, restricted cash amounts are classified as restricted cash on the Company's balance sheet. Deposits and withdrawals of restricted cash amounts are recorded as an investing activity in the statement of cash flows.

Intangibles

Intangible assets include customer collection contracts, customer lists, non-competition agreements, transfer station permits and trade-names, and all are deemed to have finite lives. Finite life intangibles are amortized on a straight-line basis as follows:

Customer collection contracts       Estimated contract term net of attrition

Customer lists       2-12 years

Non-competition agreements       2-5 years

Transfer station permits       10-25 years

Trade-names       1-13 years

Goodwill

Goodwill is not amortized and is tested annually for impairment or more frequently if an event or circumstance occurs that more likely than not reduces the fair value of a reporting unit below its carrying amount. Examples of such events or circumstances include: a significant adverse change in legal factors or in the business climate; an adverse action or assessment by a regulator; unanticipated or increased competition; a loss of key personnel; a more-likely-than-not expectation that a significant portion or all of a reporting unit will be sold or otherwise disposed of; the testing for write-down or impairment of a significant asset group within a reporting unit; or the recognition of a goodwill impairment loss by a subsidiary that is a component of the reporting unit. Goodwill is not tested for impairment when the assets and liabilities that make up the reporting unit have not changed significantly since the most recent fair value determination, the most recent fair value determination results in an amount that exceeded the carrying amount by a substantial margin, and based on an analysis of events that have occurred and circumstances that have changed since the most recent fair value determination, the likelihood that the current fair value determination would be less than the current carrying amount of the reporting unit is remote. The Company has identified its reporting units as its operating segments and the amount of goodwill assigned to each and methodology employed to make such assignments has been applied on a consistent basis.

The impairment test is a two step test. The first test requires the Company to compare the fair value of its reporting units to its carrying amount. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered impaired. However, if the carrying amount of the reporting unit exceeds its fair value, the fair value of the reporting unit's goodwill is compared with its carrying amount to measure the amount of impairment loss, if any. The fair value of goodwill is determined in the same manner as the value of goodwill determined in a business combination, whereby the excess of the fair value of the reporting unit over the amounts assigned to its assets and liabilities is the fair value of goodwill. Fair value is the amount an item can be bought or sold in a current transaction between willing parties, that is, other than in a forced sale or liquidation. In determining fair value, the Company has utilized a discounted future cash flow approach. Additional measures of fair value are also considered by the Company. Accordingly, the Company compares fair values determined using a discounted future cash flow approach to other fair value measures which may include some or all of the following: market multiple approach, offers from potential suitors, where available, or appraisals. There may be circumstances where an alternative method to determine fair value is a more accurate measure. Prolonged economic weakness, higher levels of competition, loss of business or loss of an operating permit could render goodwill impaired and could have a material adverse effect on the Company's financial condition and operating performance.

The Company's annual impairment test was completed on April 30, 2012, at which time the Company determined that the fair value of its Canadian and U.S. south reporting units substantially exceeded their carrying amounts while the fair value of the northeast reporting unit exceeded its carrying amount by a marginal amount. At December 31, 2012, the Company re-performed step one of the goodwill impairment test for its U.S. northeast reporting unit due to the loss of key management and the continuation of economic weakness and competition. The results of the step one test concluded that the fair value of the U.S. northeast reporting unit was in excess of its carrying amount and a step two test was not warranted.

Landfill development assets

Landfill development assets represent costs incurred to develop landfills, including costs to obtain new landfill, or landfill expansion, permits. Landfill development assets are capitalized to landfill assets once the asset is available for use, which is typically when the landfill is permitted to accept waste. Once capitalized to landfill assets, these costs are amortized in accordance with the Company's landfill asset accounting policy. Management periodically reviews the carrying values of landfill development assets for impairment. Any resulting write-down to fair value is recorded in the period in which the impairment occurs and is recorded to operating expense on the Company's statement of operations and comprehensive income or loss.

Deferred financing costs

Deferred financing costs represent fees and costs incurred to secure or amend long-term debt facilities which are deferred and amortized on a straight-line basis over the term of the underlying debt instrument, which approximates the effective interest method. Amortization of deferred financing costs is recorded to interest on long-term debt in the Company's statement of operations and comprehensive income or loss.

Capital assets

Capital assets are recorded at cost and, with the exception of land and land improvements, are amortized over their estimated useful lives on a straight-line basis as follows:

Buildings and improvements       10-40 years

Vehicles and equipment       3-10 years

Containers and compactors       5-10 years

Furniture, fixtures and computer equipment 3-10 years

The historical cost of acquiring an asset includes the cost incurred to bring it to the condition and location necessary for its intended use, which may include interest costs attributable to the construction and development of certain assets. The Company ceases to capitalize interest once the construction and development effort is complete and the asset is available for use. Interest is capitalized applying a rate equal to the Company's weighted average cost incurred on its long-term debt facilities in the year of capitalization. Construction and development activities undertaken in Canada and the U.S. incur interest at the rate of interest applicable to each region. Capitalized costs and interest amounts are amortized over the asset's intended useful life.

Landfill assets

Landfill assets represent the cost of landfill airspace, which includes original acquisition cost and landfill construction and development costs, including gas collection systems installed during the operating life of the site. Landfill assets also include capitalized landfill closure and post-closure costs, net of accumulated amortization.

Interest is capitalized on certain landfill construction and development activities prior to the landfill asset being available for use and is capitalized applying a rate equal to the Company's weighted average cost incurred on its long-term debt facilities in the year of capitalization. Construction and development activities undertaken in Canada and the U.S. incur interest at the rate of interest applicable to each region.

The original acquisition cost of landfill assets, together with incurred and projected landfill construction and development costs and capitalized interest, is amortized on a per unit basis as landfill airspace is consumed. Capitalized landfill closure and post-closure costs are amortized immediately as the capitalized amounts are deemed to have no future benefit.

At least annually, management updates landfill capacity estimates and projected landfill construction and development costs. The impact of changes in capacity and construction cost estimates is accounted for prospectively.

Total available disposal capacity for the purpose of amortizing landfill assets represents the sum of estimated permitted airspace capacity (having received the final permit from the governing authorities) plus future permitted airspace capacity, which represents an estimate of airspace capacity that management believes is probable of being permitted based on the following criteria:

●       Personnel are actively working to obtain the permit or permit modifications necessary for expansion of an existing landfill, and progress is being made on the project;

●       It is probable that the required approvals will be received within the normal application and processing periods for approvals in the jurisdiction in which the landfill is located;

●       The Company has a legal right to use or obtain land associated with the expansion plan;

●       There are no significant known political, technical, legal or business restrictions or issues that could impair the success of the expansion effort;

●       Management is committed to pursuing the expansion; and

●       Additional airspace capacity and related costs have been estimated based on the conceptual design of the proposed expansion.

The Company and its predecessors have been successful in receiving approvals for expansions pursued; however, there can be no assurance that the Company will be successful in obtaining approvals for landfill expansions in the future.

Investment in equity accounted investee

Investments in which the Company has joint control or the ability to exercise significant influence over the strategic operating, investing and financing policies of an investee, are accounted for using the equity method of accounting. The equity method of accounting requires the Company to record its initial investment at cost. The carrying value of the Company's initial investment is subsequently adjusted to include its pro rata share of post-acquisition earnings from the investee, reflecting adjustments similar to those made in preparing consolidated financial statements, which is included in the Company's determination of net income or loss. In addition, the Company's investment also reflects loans and advances, including amounts accruing thereon, its share of capital transactions, changes in accounting policies and corrections of errors relating to prior period financial statements applicable to post-acquisition periods. Dividends received or receivable from the Company's investee reduces the carrying value of the Company's investment.

Capital leases

Assets qualifying as capital leased assets are initially recorded at an amount equal to the present value of the minimum lease payments excluding executory costs, including any profit thereon. In the event that the present value of the minimum lease payments exceeds the fair value of the leased asset at lease inception, the capital asset and lease obligation are recorded at fair value. Capital leased assets are amortized over either the shorter of the estimated useful life of the asset or the lease term on a straight-line basis. Capital lease obligations are recorded as long-term debt on the Company's balance sheet.

Accrued insurance

The Company is self-insured for certain general, auto liability and workers' compensation claims. Stop-loss insurance coverage is maintained for claims in excess of $250 or $500, depending on the policy period in which the claim occurred. Self-insurance accruals are based on reported claims and claims incurred but not reported. The Company engages independent actuaries in its assessment of insurance accruals and considers its historical claims experience in the determination of its accrued amounts. Changes in the Company's claims history, including amounts or frequency, that increase or decrease the insurance accrual are recorded to selling, general and administrative expenses in the Company's statement of operations and comprehensive income or loss in the period in which the change occurs. The Company makes various estimates in its determination of its self insurance accruals. Changes in these estimates could result in significant changes to accrued insurance amounts.

Landfill closure and post-closure costs

Costs associated with capping, closing and monitoring the landfill, or portions thereof, after it ceases to accept waste are recognized at fair value over the landfill's operating life which represents the period over which waste is accepted at the site. The Company develops estimates for landfill closure and post-closure costs with input from its engineers and landfill and accounting personnel. Estimates are reviewed at least once annually and consider amongst other things various regulations that govern each site. Revenues derived from the Company's landfill gas to energy facilities do not reduce the Company's closure and post-closure cost estimates.

Quoted market prices are not available to fair value landfill closure and post-closure costs. Accordingly, the Company estimates the fair value of landfill closure and post-closure costs using present value techniques that consider and incorporate assumptions and considerations marketplace participants would use in the determination of these estimates, including inflation, markups, inherent uncertainties due to the timing of work performed, information obtained from third parties, quoted and actual prices paid for similar work and engineering estimates. Inflation assumptions are based on management's understanding of current and future economic conditions and the expected timing of expenditures. An inflation factor of 2.0% (December 31, 2011 – 2.0%) and 2.5% (December 31, 2011 – 2.5%) has been used in the derivation of fair value estimates for the Company's Canadian and U.S. landfill closure and post-closure cost obligations, respectively. Fair value estimates are discounted back applying the credit adjusted risk free rate, which is the rate of interest that is essentially free of default risk, plus an adjustment for the Company's credit standing.

The credit adjusted risk free rate considers current and future economic conditions and the expected timing of expenditures. Accordingly, the Company has discounted landfill closure and post-closure costs using credit adjusted risk free rates between 4.6% and 9.5% in Canada (December 31, 2011 – 4.6% and 9.5%) and 4.5% and 7.2% (December 31, 2011 – 4.5% and 7.2%) in the U.S. Due to the inherent uncertainty in making these estimates, actual results could differ significantly. In isolation, a change in the Company's credit standing does not change previously recorded closure and post-closure obligations, but it would change subsequent fair value calculations.

Reliable estimates of market risk premiums are not available as there is no existing market for selling the responsibility of landfill closure and post-closure activities. Accordingly, the Company has excluded any estimate of market risk premiums in the fair value determination of landfill closure and post-closure costs.

Upward revisions to estimated closure and post-closure costs are discounted using the current credit adjusted risk free rate. Downward revisions to estimated closure and post-closure costs are discounted using the credit adjusted risk free rate when the estimated closure and post-closure costs were originally recorded or a weighted average credit adjusted risk free rate if the period of original recognition cannot be identified.

The Company records the estimated fair value of landfill closure and post-closure cost obligations as airspace is consumed. The total obligation will be fully accrued, net of accretion, at the time these sites cease to accept waste and are closed.

Accretion represents an increase in the carrying amount of landfill closure and post-closure cost obligations due to the passage of time and is recorded to operating expense in the statement of operations and comprehensive income or loss. Accretion expense continues to be recognized post waste acceptance.

Maintenance activities including: environmental monitoring, mowing and fertilizing, leachate management, well monitoring, buffer maintenance, landfill gas to energy collection and flaring systems, and other activities, are charged to operating expenses during the sites operating life. These same costs are estimated and included in the Company's landfill post-closure accruals which are incurred subsequent to the landfill's operating life. Post-closure maintenance activities are generally required for a period of 30 years post waste acceptance.

Income taxes

Deferred income taxes are calculated using the liability method of accounting. Deferred income tax assets and liabilities represent differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The effect of a change in tax rates on deferred income tax assets and liabilities is recorded to operations in the period in which the change in tax rate occurs. Unutilized tax loss carryforwards that are not likely to be realized are reduced by a valuation allowance in the determination of deferred income tax assets. Uncertain tax positions are recognized when it is more likely than not that the tax position will be sustained upon examination based on its technical merits. The Company recognizes interest and penalties in current income tax expense.

Revenues

Revenues consist primarily of waste collection fees earned from commercial, industrial, municipal and residential (“collection”) customers and transfer and landfill disposal fees charged to third parties. The Company recognizes revenues when the service is provided, persuasive evidence of an arrangement exists, ultimate collection is reasonably assured and the price is determinable. The Company's revenues are not derived from multiple deliverables. Revenue is recognized upon the collection of waste for collection customers under contractual service agreements. Revenue earned from transfer and landfill disposal fees charged to third parties is recognized upon the receipt of waste at the Company's facilities. The Company also earns revenue from the collection and sale of recycled materials and generation of electric power or methane gas. Revenue earned from the collection of recycled materials is recognized when materials are collected while revenue recognized on the sale of recycled materials is recognized when the material is delivered to the purchaser. Revenue earned from the sale of electric power or methane gas is under contract and is recognized when the supply of electricity or methane gas is delivered to the purchaser.

Tax assessed by governmental authorities on revenue-producing transactions between the Company and its customers is excluded from revenues presented in the statement of operations and comprehensive income or loss.

Deferred revenue relates to long-term collection contracts, under which advanced billing occurs, or cash received prior to the service being performed.

Acquisitions

The Company accounts for acquisitions using the acquisition method of accounting and allocates the fair value of the consideration transferred, together with the fair value of non-controlling interest, if any, to the fair value of identifiable assets acquired and liabilities assumed. Goodwill is recognized as the excess of the fair value of consideration, including any amount of non-controlling interest in the acquired company, over the acquisition date fair values of the net assets acquired, subject to certain exceptions. If aggregate consideration is less than the net assets acquired, a gain is recognized to net income or loss on the date of acquisition.

The measurement and recognition of acquired identifiable net assets may require adjustment when information is absent and fair value allocations are presented on an estimated or preliminary basis. Subsequent adjustments to estimated or preliminary amounts occurring not later than one year from the date of acquisition are recorded retrospectively to the purchase price allocation to reflect new information obtained about facts and circumstances that existed at the date of acquisition.

Certain of the Company's purchase and sale agreements contain contingent consideration provisions. For acquisitions completed subsequent to January 1, 2009, purchase price allocation adjustments resulting from contingent consideration provisions are required when additional information is obtained subsequent to the date of acquisition that existed at the date of acquisition. Contingent consideration is initially recorded at fair value on the date of acquisition. Purchase price allocation adjustments are permitted, but are limited to the measurement period, which is the earlier of the date on which all facts and circumstances that existed at the date of acquisition are known or are determined to not be obtainable, and one year from the acquisition date. Changes in events that occur subsequent to the date of acquisition are not permissible measurement period adjustments. Changes in the fair value of contingent consideration classified as equity are not re-measured, but subsequent settlement is recorded to shareholders' equity. A change in the fair value of contingent consideration classified as an asset or liability is measured at fair value and recorded to net income or loss.

Contingent consideration for acquisitions completed prior to January 1, 2009, which could be reasonably estimated at the date of acquisition and the outcome could be determined beyond a reasonable doubt, was recognized at fair value and included in the purchase price allocation. Consideration which is contingent on maintaining or achieving specified revenue or earnings levels, satisfying representations and warranties, achieving specified tonnage thresholds, in the case of acquired landfills, or receiving approval from regulatory authorities for landfill expansion, is recognized as an adjustment to the purchase price allocation when the contingency is resolved and the additional consideration is issued or becomes issuable.

The acquisition date is the date the Company obtains control and is generally the date the Company obtains legal title to the net assets acquired. To be recognized at the date of acquisition, assets and liabilities must meet their fundamental definitions. Contingencies existing before or on the date of acquisition are recognized at their fair values if they can be reliably measured. The Company recognizes acquisition and related costs in the period incurred and records these costs to selling general and administration expense in the statement of operations and comprehensive income or loss. Costs associated with the issuance of long-term debt are capitalized to deferred financing costs and amortized over the period of the underlying debt, while equity issue costs are recorded against common shares on the Company's balance sheet.

Advertising costs

Advertising costs of $3,515 (2011 - $3,412) were expensed as incurred and included in selling, general and administration expenses in the statement of operations and comprehensive income or loss.

Royalties

Certain of the Company's purchase and sale agreements contain provisions that require the Company to make royalty payments. Royalty payments, including accrued amounts, are recorded to operating expense on the statement of operations and comprehensive income or loss as incurred.

Costs associated with exit activities

The Company records employee termination benefits that represent a one-time benefit accruing to an employee as an expense when management approves and commits to a plan of termination and communicates the termination arrangement to the employee. Expenses may be recorded in future periods if employees are required to provide future services in order to receive the termination benefits. A liability for costs to terminate a contract before the end of its term is recognized when the Company terminates the contract. Other costs associated with an exit activity may include costs to consolidate or close facilities and relocate employees, which are expensed as incurred.

Impairment of long-lived assets

An impairment loss is recognized when events or circumstances indicate that the carrying amount of a long-lived asset is not recoverable and exceeds its fair value. Management assesses its long-lived assets periodically or more frequently if impairment indicators exist. Any resulting impairment loss is recorded in the period in which the impairment occurs. The Company has not recorded any significant impairment losses on long-lived assets in the current or comparative year.

Share based compensation

Share based options

With the exception of stock options assumed on the acquisition of Waste Services, Inc. (“WSI”), the Company has issued all share based options with stock appreciation rights. Stock appreciation rights give the holder the right to surrender to the Company all or a portion of an option in exchange for cash equal to the excess of the fair market value, defined as the five day volume weighted average trading price of a share, over the option's exercise price.

Stock appreciation rights are measured at fair value on the date of grant and are re-measured at fair value at each balance sheet date until the date of settlement. The Company considers estimated forfeitures in the determination of fair value. Changes to estimated forfeitures are recorded as a selling, general and administration expense in the period in which the change occurs. Changes in the fair value of share based options are also recorded to selling, general and administration expense. The Company has elected to recognize compensation expense on a straight-line basis over the requisite service period for the entire award.

The stock options assumed on the acquisition of WSI were fully vested and measured at fair value on the date of closing.

The Company uses the Black-Scholes-Merton option pricing model which requires several input variables. These variables include the estimated length of time employees will retain their options before exercising them and the expected volatility of the Company's share price. Changes in these variables can materially affect the estimated fair value of share based compensation and, consequently, the related amount recognized in selling, general and administration expense on the statement of operations and comprehensive income or loss.

Restricted shares

Compensation related to restricted shares is recognized over the period in which employee services are rendered. Restricted shares with graded vesting schedules are viewed as separate awards and each is accounted for separately over the employee service period to the date of vesting. Restricted shares are initially recorded to shareholders' equity at the fair value of the shares issued on the date of grant. The related expense is recorded to selling, general and administration expense as the employee service period is satisfied.

Performance Share Units (“PSUs”)

PSUs have been issued to certain employees of the Company. PSU awards are subject to meeting a three year service period, subject to certain conditions, and certain three year performance measures, which consist of operating cash flow and return on invested capital. The fair value of each PSU is based on the expected level of achievement relative to each performance measure and the price of the Company's shares traded on the Toronto Stock Exchange (“TSX”). The Company's compensation committee may, in its sole discretion, consider other business circumstances that warrant adjustment to the financial results or targets when assessing the final award amount. Compensation expense is recognized over the service period based on the fair value of the award at each balance sheet date until the date of vesting.

The Company uses the Black-Scholes-Merton pricing model to determine the fair value of its PSUs which requires several input variables. Changes in these variables can have a significant impact on the estimated fair value of PSUs and, consequently, the related amounts accrued on the balance sheet and recognized as compensation expense or recovery in the statement of operations and comprehensive income or loss. Compensation expense or recovery is based on the change or a portion of the change in the fair value of the PSU at each reporting period multiplied by the percentage of the service period satisfied at the reporting date. The Company considers the likelihood of achieving each performance measure and recognizes compensation expense only to the extent that it believes the performance measures will be achieved. If the Company concludes that it is unlikely that its performance measures will be met, the Company will recover any amounts accrued to date and cease recognizing compensation expense until this conclusion is no longer supportable. In estimating the fair value of the liability the Company also considers current and historical forfeitures. PSUs are settled in cash and are recorded as liabilities on the Company's balance sheet. Changes in the fair value of PSUs are recorded to selling, general and administration expense in the statement of operations and comprehensive income or loss.

Shares held by a rabbi trust

Common shares held in a rabbi trust are classified as treasury shares. Shares of the Company acquired for the benefit of its U.S. LTIP participants are held in a rabbi trust. A rabbi trust, as a grantor trust, requires that the assets held in the trust be available to satisfy the claims of general creditors in the event of bankruptcy. The deferred compensation obligation is recorded to restricted shares as a component of shareholders' equity and subsequent changes in the fair value of the shares are not recognized in either treasury stock or deferred compensation obligations. As U.S. LTIP participants draw shares from the rabbi trust, both the deferred compensation obligation and shares acquired by the U.S. LTIP reduce by a similar amount. The rabbi trust holds no other investments.

Warrants

The warrants assumed on the acquisition of WSI were fully vested and measured at fair value on the date of closing using the Black-Scholes-Merton option pricing model.

Financial instruments

Derivatives, including derivatives that are embedded in financial or non-financial contracts that are not closely related to the host contract, subject to certain exceptions, are measured at fair value, even when they are part of a hedging relationship.

Gains or losses on financial instruments measured at fair value are recognized in the statement of operations and comprehensive income or loss in the periods in which they arise, with the exception of gains and losses on certain financial instruments that are part of a designated hedging relationship, and are presented as other assets or other liabilities on the Company's balance sheet. Gains or losses on financial instruments designated as hedges are recognized in other comprehensive income or loss.

Derivatives are financial instruments or other contracts that embody all of the following characteristics:

●        their value changes in response to the change in a specified interest rate, financial instrument price, commodity price, foreign exchange rate, index of prices or rates, a credit rating or credit index, or other variable (sometimes called the "underlying"), provided that, in the case of a non-financial variable, the variable is not specific to a party to the contract;

●        they require no initial net investment or an initial net investment that is smaller than would be required for other types of contracts that would be expected to have a similar response to changes in market factors; and

●        they are settled at a future date.

The Company enters into various types of derivative financial instruments, which may include some or all of the following: interest rate swaps, commodity swaps, foreign currency exchange agreements or old corrugated cardboard hedges.

Embedded derivatives are components of a hybrid (combined) instrument that also includes a non-derivative host contract. The result is that some of the cash flows of the combined instrument vary in a way similar to a stand-alone derivative. An embedded derivative causes some or all of the cash flows that would otherwise be required by the contract to be modified according to a specified interest rate, financial instrument price, commodity price, foreign exchange rate, index of prices or rates, a credit rating or credit index, or other variable, provided that, in the case of a non-financial variable, the variable is not specific to a party to the contract. An embedded derivative is separated from its host contract when all of the following conditions are met:

●        the economic characteristics and risks of the embedded derivative are not closely related to the economic characteristics and risks of the host contract;

●        the separated instrument would meet the definition of a derivative; and

●        the hybrid (combined) instrument is not measured at fair value with changes in fair value recognized in net income.

Any gains or losses on embedded derivatives are recorded in the statement of operations and comprehensive income or loss as a gain or loss on financial instruments and are presented as other assets or other liabilities on the Company's balance sheet.

Hedges

Hedges modify the Company's exposure to one or more risks by creating an offset between changes in the fair value of, or the cash flows attributable to, the hedged item and the hedging item. Hedge accounting ensures that counterbalancing gains, losses, revenues and expenses are recognized in net income or loss in the same period or periods. In addition, hedge accounting is only applied when gains, losses, revenues and expenses on a hedging item would otherwise be recognized in net income or loss in a different period than the hedged item.

The application of hedge accounting is at the option of the Company; however, hedge accounting can only be applied when, at the inception of the hedging relationship the Company has met or satisfied the following conditions:

●        the nature of the specific risk exposure or exposures being hedged has or have been identified in accordance with the Company's objective and strategy;

●        the Company has designated that hedge accounting will be applied to the hedging relationship; and

●        the Company has formally documented its risk management objective, its strategy, the hedging relationship, the hedged item, the related hedging item, the specific risk exposure or exposures being hedged, the term of the hedging relationship, and the method for assessing the effectiveness of the hedging relationship.

In addition, both at the inception of the hedging relationship, and throughout its term, the Company has to be reasonably certain that the relationship will be effective and consistent with its originally documented risk management objective and strategy. Hedge effectiveness represents the extent to which changes in the fair value or cash flows of a hedged item relating to a risk being hedged, and arising during the term of a hedging relationship, are offset by changes in the fair value or cash flows of the corresponding hedging item related to the risk being hedged and arising during the same period. Accordingly, the effectiveness of the hedging relationship must be reliably measurable, the hedging relationship must be assessed on a regular periodic basis over its term to determine that it has remained, and is expected to continue to be, effective, and in the case of a forecasted transaction, it is probable that the transaction will occur.

Fair value hedges, hedge the exposure to changes in the fair value of: a recognized asset or liability; an unrecognized firm commitment; or, an identified portion of such an asset, liability or firm commitment. The Company has no fair value hedges.

Cash flow hedges, hedge the exposure to variability in cash flows associated with: a recognized asset or liability; a forecasted transaction; or, a foreign currency risk in an unrecognized firm commitment. The gain or loss on the hedging item that is determined to be an effective hedge is recognized in other comprehensive income or loss and the ineffective portion of the gain or loss is recognized on the Company's statement of operations and comprehensive income or loss as a net gain or loss on financial instruments.

The Company discontinues hedge accounting when a hedging relationship ceases to satisfy the conditions of hedge accounting, including: the maturity, expiry, sale, termination, cancellation or exercise, of the hedging item or hedged item; the anticipated transaction will not occur within the documented time period or within an additional two month period thereafter; the Company terminates its designation of the hedging relationship; or, the hedging relationship ceases to be effective. When a hedging item ceases to exist or it is determined that the anticipated transaction will not occur, amounts recognized in other comprehensive income or loss are recognized in net income or loss. If the Company terminates its designation of the hedging relationship or the hedging relationship ceases to be effective, amounts recorded to other comprehensive income or loss in previous periods are not reversed, while amounts arising subsequently are recorded on the Company's statement of operations and comprehensive income or loss as a net gain or loss on financial instruments. Amounts that were recorded to other comprehensive income or loss in previous periods that were not reversed are recorded as a net gain or loss on financial instruments in the same period or periods as the hedged transaction affects net income.

Foreign currency translation

The Company's functional currency is the Canadian dollar. Accordingly, its financial position, results of operations, cash flows and equity are initially consolidated in Canadian dollars. The Company has concluded that its U.S. segments are self-sustaining foreign operations which are translated applying the current rate method. Applying this method, assets and liabilities are translated to Canadian dollars from their functional currency using the exchange rate in effect at the balance sheet date. Revenues and expenses are translated to Canadian dollars at the average monthly exchange rates. The resulting translation adjustments are included in other comprehensive income or loss and are only included in net income or loss when the Company realizes a reduction in its foreign operations investment. Gains or losses on foreign currency balances or transactions that are designated as hedges of a net investment in self-sustaining foreign operations are offset against exchange gains or losses included in other comprehensive income or loss.

The Company has elected to report its financial results in U.S. dollars. Accordingly, the Company's balance sheet is translated from Canadian to U.S. dollars at the foreign currency exchange rate in effect at the balance sheet date. The statement of operations and comprehensive income or loss and statement of cash flows are translated to U.S. dollars applying the average foreign currency exchange rate in effect during the reporting period. The resulting translation adjustments are included in other comprehensive income or loss.

Disposal of long-lived assets and discontinued operations

Long-lived assets, to be disposed of other than by sale, such as abandonment or exchange for similar productive long-lived assets, are classified as held and used until the disposal transaction occurs. Long-lived assets held for sale are carried at the lower of their carrying amount or fair value less cost to sell.

Changes in Accounting Policies	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Description of New Accounting Pronouncements Adopted And Not Yet Adopted [Text Block]

4. Changes in Accounting Policies

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)

In May 2011, the Financial Accounting Standards Board (“FASB”) issued amendments that changed the wording used to describe the requirements for measuring fair value and for disclosing information about fair value measurements, including enhanced disclosures about the assumptions used in fair value measurements. These amendments result in common fair value measurement and disclosure requirements between U.S. GAAP and IFRS. The amendments are applicable prospectively. For the Company, this guidance was effective January 1, 2012. This guidance did not have a significant impact on the Company's financial statements.

Presentation of Comprehensive Income

In June 2011, FASB issued amendments to the presentation of comprehensive income. The amendments give an entity the option to present comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In either instance, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. An entity is also required to present on the face of the financial statements adjustments for items reclassified from other comprehensive income to net income and present these adjustments with the components of net income and other comprehensive income. In December 2011, FASB indefinitely deferred this second requirement. The amendments are to be applied retrospectively and were effective for the Company on January 1, 2012. This guidance did not have a significant impact on the Company's financial statements.

Intangibles – Goodwill and Other: Testing Goodwill for Impairment

In September 2011, FASB issued amendments to the testing of goodwill for impairment. The amendment provides an entity with the option to qualitatively assess factors to determine if it is more likely than not that the fair value of a reporting unit exceeds its carrying amount. If an entity's qualitative assessment concludes that it is more likely than not that the fair value of a reporting unit exceeds its carrying amount, then the entity is not required to perform step one of the two-step impairment test. However, if an entity's assessment concludes otherwise, the entity is required to perform the first step of the two-step impairment test which requires the entity to calculate the fair value of the reporting unit and compare it to its carrying amount. The amendments also provide the entity with the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step impairment test. An entity may resume the qualitative assessment in any subsequent period. The amendments are effective for the Company's annual and, if necessary, interim impairment tests performed after December 31, 2011. This guidance did not have any impact on the Company's financial statements.

Intangibles – Goodwill and Other: Testing Indefinite-Lived Intangible Assets for Impairment

In July 2012, FASB issued amendments to the testing of indefinite-lived intangible assets for impairment. The amendment provides an entity with the option to first assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible is impaired. If an entity's qualitative assessment of events and circumstances concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity's assessment concludes otherwise, the entity is required to perform the quantitative impairment test which compares the fair value of the indefinite-lived intangible to its carrying amount. The amendments also provide the entity with the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity may resume the qualitative assessment in any subsequent period. The amendments are effective for the Company's annual and, if necessary, interim impairment tests performed after September 15, 2012. This guidance will not have any impact on the Company's financial statements

Comprehensive Income - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

In February 2013, FASB issued amendments to comprehensive income requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account instead of directly to income or expense in the same reporting period. The amendments are effective prospectively for reporting periods beginning after December 15, 2012 with early adoption permitted. This guidance is not expected to have a significant impact on the Company's financial statements.

Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

5. Acquisitions

The following table outlines the number of acquisitions completed by the Company in each of its business segments for the year ended December 31, 2012 and 2011. Acquisitions may include all of the issued and outstanding share capital of the purchased company or a company's assets, including various current assets and liabilities. Each of the acquisitions completed constitutes a business.

					December 31
			2012			2011
	Assets	Shares	Total	Assets	Shares	Total

Canada	4	2	6	2	1	3
U.S. south	7	1	8	7	1	8
U.S. northeast	1	4	5	3	-	3
Total acquisitions	12	7	19	12	2	14

The Company considers each of these acquisitions a “tuck-in”. Tuck-ins represent the acquisition of solid waste collection and or disposal operations in markets where the Company has existing operations. Goodwill arising from these tuck-in acquisitions is largely attributable to assembled workforces and to expected synergies resulting from personnel and operating overhead reductions, disposal or collection advantages or the deployment of market focused strategies. Pro forma revenues and net income for these acquisitions have not been disclosed as the acquired companies are immaterial both individually and in the aggregate. Certain purchase price allocations for acquisitions completed in the current year are absent final fair value adjustments. The results from these acquisitions have been included in the Company's financial statements from the date of closing.

The payment of contingent consideration, for acquisitions completed prior to 2009, which will result from meeting various business performance targets is also subject to final adjustment. Final fair value adjustments occurring during the measurement period that change the fair value of certain assets or liabilities are recorded to the original purchase price allocation.

Cash consideration paid, and its preliminary allocation to the fair value of net assets acquired, is as follows:

	December 31
	2012	2011

Consideration
Cash, including holdbacks (as applicable)	$308,314	$148,272

Net assets acquired
Cash	717	-
Accounts receivable	18,176	6,315
Intangibles (Note 8)	79,730	37,262
Goodwill (Note 9)	146,702	57,976
Capital assets	90,396	43,449
Accounts payable	(17,059)	(5,205)
Long-term debt	(2,628)	-
Remediation liabilities	(200)	-
Deferred income taxes	(7,520)	8,475
Total net assets acquired	$308,314	$148,272

Consideration by segment (including holdbacks (as applicable))
Canada	$69,271	$3,602
U.S. south	145,766	128,781
U.S. northeast	93,277	15,889
Total consideration	$308,314	$148,272

Goodwill recorded by segment
Canada	$28,167	$2,139
U.S. south	71,512	48,884
U.S. northeast	47,023	6,953
Total goodwill	$146,702	$57,976

Goodwill expected to be deductible for tax purposes	$99,777	$51,699

	December 31
	2012	2011

Aggregate cash consideration (excluding holdbacks and cash
payments due to sellers for achieving various
business performance targets)	$281,970	$139,683

Contingent consideration (paid in respect of acquisitions completed
prior to January 1, 2009)	$343	$174

Transaction costs (included in selling, general and
administration expense)	$2,507	$1,880

In connection with the acquisition of a company's shares completed in the third quarter of 2010, the Company subsequently elected under section 338(h)(10) of the Internal Revenue Code to deem the acquisition as a sale of assets for tax purposes. In this regard, the Company has borne the tax burden accruing to the seller as a result of the election after determining that the present value of the future tax savings exceeds the cost payable to the seller for the step-up in basis. Accordingly, during the year ended December 31, 2011 the Company paid the seller an additional $5,237 of cash consideration and recognized a $6,433 reduction to recorded goodwill and an increase in deferred tax assets of $11,670. These amounts are included in the table above.

The Company typically holds back a portion of amounts due to sellers subject to the acquired operations meeting various business performance conditions. These conditions are generally short term in nature and the Company has assessed the fair value of its obligation for payment as the full amount of the hold back. In certain circumstances, the Company has also agreed to pay sellers additional amounts for meeting certain business performance targets which are longer in term. The Company has assessed the fair value of its obligation for payment as the full amount of the additional consideration it expects to pay discounted back to the date of acquisition. Holdback and additional amounts payable for current period acquisitions totaled $25,627 as at December 31, 2012 (December 31, 2011 - $8,589).

Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2012
Allowance For Doubtful Accounts Disclosure [Abstract]
Allowance For Doubtful Accounts Disclosure [Text Block]

6. Accounts Receivable - Allowance for Doubtful Accounts

The following table illustrates the change in the Company's allowance for doubtful accounts for the years ended December 31, 2012 and 2011.

	December 31
	2012	2011

Balance, beginning of the year	$5,250	$5,603
Additions, during the year	5,594	4,643
Written-off, uncollectible, during the year	(5,774)	(5,463)
Recoveries, during the year	869	503
Foreign currency translation adjustment, for the year	41	(36)
Balance, end of year	$5,980	$5,250

Restricted Cash	12 Months Ended
Dec. 31, 2012
Restricted Cash Disclosure [Abstract]
Restricted Cash Disclosure [Text Block]

7. Restricted Cash

Restricted cash represents cash received from IRB drawings that have been received in advance of incurring expenditures for which the IRBs are made available. At December 31, 2012, $476 (2011 - $452) of cash is restricted to fund a portion of landfill construction activities and equipment and container expenditures in the Company's U.S. northeast operations.

Intangibles	12 Months Ended
Dec. 31, 2012
Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

8. Intangibles

				December 31, 2012
	Cost	Accumulated amortization	Net book value	Additions	Weighted average amortization period of additions

Customer collection contracts	$249,308	$150,337	$98,971	$23,675	3.83
Customer lists	247,553	104,833	142,720	42,221	6.60
Non-competition agreements	31,602	20,932	10,670	6,990	4.54
Transfer station permits	34,415	6,837	27,578	5,570	20.00
Trade-names	13,142	5,234	7,908	2,377	3.67
	$576,020	$288,173	$287,847	$80,833

				December 31, 2011
	Cost	Accumulated amortization	Net book value	Additions	Weighted average amortization period of additions

Customer collection contracts	$221,283	$129,948	$91,335	$10,812	3.72
Customer lists	205,324	78,162	127,162	18,944	7.36
Non-competition agreements	24,732	14,903	9,829	7,173	3.85
Transfer station permits	27,622	5,324	22,298	250	20.00
Trade-names	10,607	3,500	7,107	83	2.00
	$489,568	$231,837	$257,731	$37,262

Adjustments to the fair value of certain assets, occurring in the measurement period, and acquired in the prior year, resulted in a $572 and $531 increase to customer collection contracts and customer lists, respectively, for the year ended December 31, 2012.

Intangible assets are expected to amortize as follows in the next five years and thereafter:

2013	$59,233
2014	53,548
2015	43,443
2016	38,708
2017	33,077
Thereafter	59,838
$287,847

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill Disclosure [Abstract]
Goodwill Disclosure [Text Block]

9. Goodwill

The following tables illustrate the change in goodwill for the year ended December 31, 2012 and 2011.

			December 31, 2012
	Canada	U.S. south	U.S. northeast	Total

Goodwill, stated at cost	$372,596	$350,126	$412,244	$1,134,966
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, beginning of year	372,596	350,126	51,687	774,409
Goodwill recognized on acquisitions, during the year	28,167	71,512	47,023	146,702
Goodwill adjustments in respect of prior year acquisitions, during the year	-	(530)	-	(530)
Foreign currency exchange adjustment, for the year	8,533	-	-	8,533

Goodwill, stated at cost	409,296	421,108	459,267	1,289,671
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, end of year	$409,296	$421,108	$98,710	$929,114

			December 31, 2011
	Canada	U.S. south	U.S. northeast	Total

Goodwill, stated at cost	$378,884	$297,077	$405,907	$1,081,868
Accumulated impairment loss	-	-	-	-
Balance, beginning of year	378,884	297,077	405,907	1,081,868
Goodwill impairment recognized, during the year	-	-	(360,557)	(360,557)
Goodwill recognized on acquisitions, during the year	2,139	48,884	6,953	57,976
Goodwill adjustments in respect of prior year acquisitions, during the year	-	4,165	(616)	3,549
Foreign currency exchange adjustment, for the year	(8,427)	-	-	(8,427)

Goodwill, stated at cost	372,596	350,126	412,244	1,134,966
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, end of year	$372,596	$350,126	$51,687	$774,409

For the year ended December 31, 2012, goodwill arising from accrued contingent consideration due to sellers for acquisitions consummated prior to January 1, 2009 amounted to $nil (2011 - $nil). Adjustments to preliminary fair value allocations resulted in a ($873) decrease to goodwill (2011 - $3,375 increase to goodwill).

The Company has not disposed of any goodwill for the years ended December 31, 2012 and 2011.

The Company has not recognized a goodwill impairment charge for the year ended December 31, 2012 (2011 - $360,557). The impairment charge recorded in 2011 was a reflection of continued deteriorating economic conditions and heightened competition for volumes which are constrained in the Company's U.S. northeast reporting unit.

FASB's guidance on intangibles – goodwill and other, addresses, amongst other things, the considerations and steps an entity is required to undertake to test goodwill for impairment. The guidance also requires that goodwill of a reporting unit should be tested between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

Goodwill is tested for impairment at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment, referred to as a component. A component of an operating segment is a reporting unit if the component constitutes a business for which discrete financial information is available and the information is regularly reviewed by segment management. The Company has defined its operating segments as follows: Canada, U.S. northeast and U.S. south. There are several components that exist under each operating segment. However, the Company has determined that since the components under each operating segment share similar characteristics, its operating segments are also its reporting units. The amount of goodwill assigned to each reporting unit and the methodology employed to make such assignments has been applied on a consistent basis.

At December 31, 2012, the Company re-performed step one of the goodwill impairment test for its U.S. northeast reporting unit due to the loss of key management and the continuation of economic weakness and competition. The results of the step one test concluded that the fair value of the U.S. northeast reporting unit was in excess of its carrying amount and a step two test was not warranted.

In determining the fair value of the U.S. northeast reporting unit, in step one of the goodwill impairment test, the Company included the expected cash flows attributable to successfully securing a long-term contact with New York City. Should the prospects of securing a long-term contract with the city become less certain or the Company is not successful in the award of such contract, the fair value of the U.S. northeast reporting unit will be less than its carrying amount and a step two of the two step impairment test would be required to be performed to determine the resulting impairment loss. It is the Company's belief that if it is not awarded the long-term contract with New York City, goodwill recorded in the U.S. northeast reporting unit will be impaired.

The Company's annual test for impairment, conducted on April 30, 2011, concluded, at that time, that the fair value of its U.S. northeast reporting unit was in excess of its carrying amount, recognizing that the margin of excess wasn't significant. Since then, the Company's U.S. northeast business was subjected to an economic environment that continued to weaken and where competition remained strong. Accordingly, these deteriorating economic conditions and resilient levels of competition represent a change in business climate that the Company wasn't anticipating nor did it reflect in its step one test for impairment in April. The Company re-performed step one of the goodwill impairment test at September 30, 2011 and reached the conclusion that the carrying amount of the U.S. northeast reporting unit was in excess of its fair value. The Company had also concluded that in light of the weak economic outlook that it was more likely than not that impairment exists. Accordingly, the Company commissioned a third party to assist it with step two of the goodwill impairment test. Step two of the impairment test compares the implied fair value of the reporting units' goodwill with the carrying amount of that goodwill. The Company completed the second step of the impairment test in the fourth quarter of 2011 resulting in the recognition of an impairment loss.

The fair value of goodwill for the Company's U.S. northeast reporting unit was determined in the same manner as the value of goodwill is determined in a business combination, whereby the excess of the fair value of the reporting unit over the amounts assigned to its assets and liabilities is the fair value of goodwill. Fair value is the amount at which an item can be bought or sold in a current transaction between willing parties, other than in a forced sale or liquidation.

In determining fair value, the Company utilized a discounted future cash flow approach. The Company concluded that the discounted future cash flow approach to determine fair value was the most appropriate for the following reasons: quoted market prices for the sale of a similar basket of assets, liabilities, revenues and expenses were not readily available, prices for the sale of a comparable business of the same size and composition of operations was not readily available and finally, the Company employs the discounted future cash flow approach when it values and acquires companies and therefore believes that a market place participant would apply a similar approach. The Company also calculated fair value applying the market multiple approach. The fair value calculated applying the market approach was compared to the results calculated applying the discounted cash flow approach as a measure of reasonability.

The discounted cash flow approach employs a variety of assumptions, including revenue growth, capital and landfill spending, margins, acquisitions, corporate cost allocations and tax and discount rates. The primary assumptions used to determine the fair value of the Company's U.S. northeast reporting unit were as follows: revenue growth of 2.0%; capital and landfill expenditures equal to 13.2% of revenue in year one and declining by 0.5% in each year thereafter until a value of 9.0% of revenue was attained; revenue less operating and selling, general and administration expense margin of 24.2% with no annual improvement; no acquisitions or corporate cost allocations were assumed; a tax and discount rate of 40% and 8.9%, respectively, was applied.

The discounted cash flow approach assumptions applied at September 30, 2011 differed from those the Company applied at April 30, 2011 as follows:

  The revenue growth rate assumption declined from 3.0% in April to 2.0% in September. The decline was a function of several factors, including: refined volume and pricing growth assumptions in light of continued economic weakness coupled with a softer economic outlook in this segment and heightened competition in this segment for volumes which are constrained
  Broader economic assumptions used in April 2011 were tempered as well. The economy, especially in this segment, had only delivered marginal improvements since the prior year and the Department of Commerce and gross domestic product outlooks suggest that 2.0% may be attained, but accelerated growth is some distance away
  The introduction of rail haul by some of the Company's competitors to their landfill sites had increased the competitive reach for volumes that have typically been destined for its landfills. Accordingly, landfill volumes and pricing had come under pressure to remain competitive in this segment
  Capital and landfill expenditures increased from the Company's April 2011 assumptions due to project related spending expected in 2012 and for a period thereafter to remain competitive in this market place
  The assumption of margin expansion was tempered in light of waning economic conditions and the increase in competitive pressures. Margin expansion was predicated on strong pricing and volume gains, and since neither was expected to be robust in the near to medium term, the expectation of margin expansion had been discontinued. At April 2011, the Company anticipated modest margin expansion of 10 basis points annually
  The Company refreshed its revenue and revenue less operating and selling, general and administration (“EBITDA”) assumptions to reflect its revised expectations for this segments performance, as presented to, and approved by, the Company's board of directors
  The Company refreshed its discount rate to 8.9% using rates and factors in effect at September 30, 2011, compared to 8.09% applied at April 30, 2011

Assumptions that remained unchanged between the Company's September 30, 2011 and April 30, 2011 discounted cash flow calculations were as follows:

  No acquisitions were assumed
  Tax rates remained unchanged
  Amortization and asset retirement spending was refreshed, but effectively unchanged

There is significant subjectivity in estimating fair value. Accordingly, changes in any one of these assumptions could have a significant impact on the implied fair value of goodwill the Company derived for its U.S. northeast reporting unit. The net carrying amount of goodwill allocated to the U.S. northeast segment, net of impairment charges, at December 31, 2011 was $51,687.

Deferred Financing Costs	12 Months Ended
Dec. 31, 2012
Deferred Finance Costs [Abstract]
Deferred Finance Costs [Text Block]

10. Deferred Financing Costs

		December 31, 2012
	Cost	Accumulated amortization	Net book value

Deferred financing costs	$21,543	$1,483	$20,060

		December 31, 2011
	Cost	Accumulated amortization	Net book value

Deferred financing costs	$38,452	$18,469	$19,983

Deferred financing cost amortization for the year ended December 31, 2012 amounted to $5,665 (2011 - $6,035) and is recorded to interest on long-term debt. In the current year, $11,726 (2011 - $nil) of deferred financing costs were written off in connection with the Company entering into a consolidated Credit Agreement effective October 24, 2012 (Note 15).

Estimated future amortization expense for the Company's deferred financing costs in each of the next five years and thereafter is as follows:

2013	$3,475
2014	3,475
2015	3,475
2016	3,475
2017	2,974
Thereafter	3,186
$20,060

Capital Assets	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

11. Capital Assets

		December 31, 2012
	Cost	Accumulated amortization	Net book value

Land and improvements	$146,044	$-	$146,044
Buildings and improvements	251,157	55,100	196,057
Vehicles and equipment	814,371	389,810	424,561
Containers and compactors	325,212	173,314	151,898
Furniture, fixtures and computer equipment	31,653	22,695	8,958
	$1,568,437	$640,919	$927,518

		December 31, 2011
	Cost	Accumulated amortization	Net book value

Land and improvements	$129,582	$-	$129,582
Buildings and improvements	189,859	43,146	146,713
Vehicles and equipment	664,157	315,971	348,186
Containers and compactors	284,720	141,497	143,223
Furniture, fixtures and computer equipment	26,020	17,666	8,354
	$1,294,338	$518,280	$776,058

Capitalized interest for the year ended December 31, 2012 amounted to $391 (2011 - $12).

At December 31, 2012, assets recorded under capital lease total $754 and $3,060 (2011 - $nil and $nil) and are recorded in the land and improvements and buildings and improvements capital asset classifications, respectively.

Landfill Assets	12 Months Ended
Dec. 31, 2012
Landfill Assets Disclosure [Abstract]
Landfill Assets Disclosure [Text Block]

12. Landfill Assets

		December 31, 2012
	Cost	Accumulated amortization	Net book value

Landfill assets	$1,561,567	$597,847	$963,720

		December 31, 2011
	Cost	Accumulated amortization	Net book value

Landfill assets	$1,471,359	$512,567	$958,792

Capitalized interest for the year ended December 31, 2012 amounted to $1,518 (2011 - $1,471).

Other Assets and Other Liabilities	12 Months Ended
Dec. 31, 2012
Other Assets And Other Liabilities Disclosure [Abstract]
Other Assets And Other Liabilities Disclosure [Text Block]

13. Other Assets and Other Liabilities

	December 31
	2012	2011

Other assets
Fair value of commodity swaps	$1,151	$220
Fair value of commodity swaps designated as cash flow hedges	913	2,038
Fair value of interest rate swaps	-	5
Fair value of foreign currency exchange agreements	-	358
	2,064	2,621
Less current portion of other assets	1,573	1,972
	$491	$649

Other liabilities
Fair value of interest rate swaps	$3,754	$1,492
Fair value of interest rate swaps designated as cash flow hedges	-	4,099
Fair value of foreign currency exchange agreements	80	-
Deferred lease liabilities	1,267	1,301
Unfavourable lease arrangements	552	759
Contingent acquisition payables	1,009	1,566
Share based compensation	1,188	-
Other	843	1,751
	8,693	10,968
Less current portion of other liabilities	2,527	3,484
	$6,166	$7,484

Accrued Charges	12 Months Ended
Dec. 31, 2012
Accruals Disclosure [Abstract]
Accrued Charges Disclosure [Text Block]

14. Accrued Charges

Accrued charges are comprised of the following:

	December 31, 2012	December 31, 2011

Insurance	$29,040	$27,383
Payroll and related costs	28,745	43,334
Franchise and royalty fees	8,653	5,999
Interest	2,737	5,221
Provincial, federal and state sales taxes	4,542	5,738
Acquisition holdbacks and acquisition related costs	27,834	4,308
Environmental surcharges	7,990	7,268
Property taxes	141	544
Share based compensation	3,730	3,757
Other	18,116	20,944
	$131,528	$124,496

Long-term Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-term Debt [Text Block]

15. Long-Term Debt

		December 31
	2012	2011

Senior secured term B facility, net of debt discount $2,440 (2011 - $nil)	$497,560	$-
Senior secured revolving credit	1,074,712	1,143,667
Senior secured debenture, series B	-	57,030
IRBs	109,000	109,000
Other	7,005	3,396
	1,688,277	1,313,093
Less current portion of long-term debt	6,907	1,500
	$1,681,370	$1,311,593

Consolidated credit agreement

Effective October 24, 2012, the Company entered into a Credit Agreement (the “consolidated facility”) and concurrently repaid all outstanding indebtedness under its pre-existing Canadian and U.S revolving credit facilities and its series B, senior secured debenture. The borrower under the consolidated facility is Progressive Waste Solutions Ltd. and the facility is guaranteed by all subsidiaries of Progressive, excluding certain subsidiaries as permitted by the consolidated facility.

The consolidated facility is comprised of a $500,000 senior secured term B facility (“term B facility”) and a $1,850,000 senior secured revolving facility (“consolidated revolver”) having maturity dates of October 24, 2019 and October 24, 2017, respectively. The consolidated facility has a $750,000 accordion feature, which is subject to certain conditions. Proceeds from the consolidated facility were used to refinance previously existing indebtedness and may be used for permitted acquisitions, as defined by the agreement, capital expenditures, working capital, letters of credit and for general corporate purposes. Amounts drawn under the consolidated revolver are repayable in full at maturity. The term B facility is subject to an amortization schedule with all final payment amounts outstanding, plus accrued interest, being payable in full at maturity. The term B facility is subject to principal amortization of one percent per annum and payable quarterly commencing in March 2013. The term B facility is also subject to mandatory prepayment conditions, which include net cash proceeds from the sale of assets, the issuance of additional indebtedness that does not constitute permitted indebtedness and a percentage of excess cash flow, all of which are subject to various conditions.

The Company is required to provide its consolidated facility lenders with a first priority perfected security interest in all the present and future assets of it and its subsidiaries, save for the excluded subsidiaries, and excluding real estate and certain other equipment unless requested by the lenders, including all present and future intercompany indebtedness and a pledge of all of the equity interests in each of the Company's direct and indirect subsidiaries, subject to certain conditions.

The consolidated facility permits a maximum consolidated total funded debt to four-quarter consolidated EBITDA ratio (“leverage ratio”) of four times, as defined therein. In the event the Company delivers to its lenders a corporate credit rating from Standard & Poor's or Moody's of at least BBB-/Baa3 (with a stable outlook or better), the Company may elect to have the security interests of the lenders terminated, provided the term B facility is repaid in full, at which time the maximum leverage ratio declines to three and one half times. The leverage ratio increases to four and one half times if the Company obtains unsecured indebtedness in an aggregate amount of not less than $250,000 and remains at this ratio for as long as the unsecured indebtedness remains outstanding. The consolidated facility also requires a minimum four quarter consolidated EBITDA to consolidated interest expense ratio (“interest coverage ratio”) of two and one half times, subject to certain conditions, and two and three quarter times if the Company elects to have the security interests of the lenders terminated.

Borrowings on the consolidated revolver are available in either U.S. or Canadian dollars. Applicable margins are dependent on the Company's leverage ratio. If an event of default occurs, the applicable margin on all obligations owing under the consolidated facility will increase by 2.0% per annum. Pricing on the consolidated facility is as follows:

	Term B facility - Euro based loans	Term B facility - U.S. based loans	Consolidated revolver - Euro based loans	Consolidated revolver - Bankers' Acceptances ("BA")/BA equivalents	Consolidated revolver - U.S. based/ Canadian prime rate loans	Letters of credit	Commitment fee

Interest rate basis	LIBOR	U.S. base prime	LIBOR	BA or BA equivalents plus 10 basis points	U.S. base or Canadian prime rate
Applicable margin	2.75%	1.75%
Floor	0.75%
Applicable margin - minimum			1.50%	1.50%	0.50%
Applicable margin - maximum			2.25%	2.25%	1.25%
Applicable margin - first 6 months			2.00%	2.00%	1.00%
Fee rate - minimum						1.50%	0.25%
Fee rate - maximum						2.25%	0.50%
Fee rate - first 6 months							0.375%
Frequency of payments	Monthly, in arrears	Quarterly, in arrears	In arrears, for applicable term	In advance, for applicable term	Quarterly, in arrears	Quarterly, in arrears	Quarterly, in arrears

U.S revolving credit facility

On July 7, 2011, the Company entered into a second amendment to its Amended and Restated Senior Secured Revolving Credit Facility (the “U.S. facility”) on behalf of IESI Corporation (“IESI”), an indirect wholly owned subsidiary of the Company. Entering into the second amendment increased the total commitment to $1,377,500, from $1,250,000. Available lending under the amended U.S. facility was $1,122,500, up $45,000 from $1,077,500, and the facility had a $255,000 accordion feature. Monies from the U.S. facility were available for permitted acquisitions, subject to certain restrictions, capital expenditures, refinancing existing indebtedness, working capital, letters of credit and for general corporate purposes. All amounts under the U.S. facility were revolving. Financial covenants under the U.S. facility permitted a maximum total funded debt to rolling four-quarter EBITDA ratio of 4.5 times and a maximum senior secured debt to rolling four-quarter EBITDA ratio of 3.5 times had the Company borrowed an amount no less than $150,000 and loaned these borrowings to IESI. Other covenants included a minimum rolling four-quarter EBITDA to interest expense ratio of 2.5 times and a capital expenditure maximum of 1.1 times actual deprecation and landfill depletion expense for any fiscal year. The U.S. facility required that IESI maintain interest rate hedges at fixed rates for at least 40% of the total funded debt, as defined therein. In addition, the U.S. facility precluded IESI from paying dividends if their funded debt to EBITDA ratio exceeded 3.9 times but increased to 4.4 times had IESI received monies from Company borrowings. The U.S. facility was also modified to allow IESI to be in compliance with the requirement to maintain interest rate hedges at fixed rates for at least 40% of total funded debt so long as its' in place interest rate hedges were not more than $10,000 under than the hedging requirement at the 40% test and the test is performed quarterly. The U.S. facility was to mature on July 2, 2014.

Pricing on the U.S. facility declined on advances drawn by 75 basis points. Pricing ranged from 175 to 250 basis points over LIBOR for borrowings on LIBOR and 75 to 150 basis points over bank prime for prime rate advances. Pricing on financial letters of credit were 175 to 250 basis points which represented a decline of 75 basis points from previous pricing points. Fronting fees of 12.5 basis points on financial letters of credit were payable at all pricing levels. Standby fees declined by 12.5 basis points and range from 25 to 50 basis points. All other significant terms remained unchanged.

In July 2012, the Company exercised a portion of the accordion feature available under the U.S. facility. Effective July 20, 2012, total availability under the U.S. facility increased to $1,253,600 from $1,122,500. The accordion feature declined by a like amount from $255,000 to $123,900. All other significant terms remained unchanged.

Security under the U.S. facility represented an interest over all assets of the U.S. operating companies and a pledge of the U.S. operating entities equity.

Effective October 24, 2012, all amounts outstanding under the U.S. facility were repaid.

Canadian revolving credit facility

Effective July 2, 2010, the Company entered into a Sixth Amended and Restated Credit Facility Agreement in Canada (the “Canadian facility”) on behalf of BFI Canada Inc. (“BFI”), an indirect wholly owned subsidiary of the Company. Monies from the Canadian facility were available for general corporate purposes, including permitted acquisitions, subject to certain restrictions. The Canadian facility made available 525,000 Canadian dollars (“C$”) and the total additional availability under the facility (the “accordion feature”) was C$125,000. All committed monies under the Canadian facility were revolving and the maturity date was July 2, 2014. Financial covenants included a maximum funded debt to EBITDA ratio, as defined and calculated in accordance with the terms of the Canadian facility, of 3.0 times. The funded debt to EBITDA ratio covenant expanded to a maximum of 3.25 times for a period of two quarters following the completion of an acquisition which exceeds C$75,000.

Security under the Canadian facility represented a first priority perfected security interest over all personal and real property of the Canadian operating companies and a pledge of the Canadian operating entities equity held by the Canadian parent.

Effective July 15, 2011, the Company entered into an Amending Agreement to its Canadian facility which resulted in a 62.5 basis point pricing decline for advances made under the facility. Pricing ranged from 50 to 175 basis points over bank prime for borrowings on prime and 150 to 275 basis points over BAs for borrowings on BAs. Pricing on financial letters of credit decreased by similar amounts and pricing ranged from 150 to 275 basis points. Standby fees declined by at least 15 basis points, and pricing ranged from 37.5 to 68.8 basis points, while non-financial letters of credit decreased by at least 41.3 basis points and pricing ranged from 100 to 183.3 basis points. All other significant terms were unchanged.

In July 2012, the Company exercised a portion of the accordion feature available under the Canadian facility. Effective July 19, 2012, total availability under the Canadian facility increased to C$595,000 from C$525,000. The accordion feature declined by a like amount from C$125,000 to C$55,000. All other significant terms remained unchanged.

Effective October 24, 2012, all amounts outstanding under the Canadian facility were repaid.

Details of outstanding debt - credit facilities
	December 31
	2012	2011

Term B facility
Amount drawn	$500,000	$-
Interest rate applicable	3.50%	-

Consolidated revolver
Amount drawn	$1,074,712	$-
Letters of credit	$183,767	$-
Available	$591,521	$-
Amount drawn - Euro based loan	$543,000	$-
Interest rate applicable - Euro based loan	2.21%	-
Amount drawn - BAs	$527,691	$-
Interest rate applicable - BAs	3.28%	-
Amount drawn - Canadian prime rate loan	$4,021	$-
Interest rate applicable - Canadian prime rate loan	4.00%	-
Commitment - rate applicable	0.375%	-

U.S. facility
Amount drawn	$-	$800,500
Letters of credit	$-	$143,655
Available	$-	$178,345
Amount drawn - Euro based loan	$-	$795,000
Interest rate applicable - Euro based loan	-	2.52%
Amount drawn - U.S. based loan	$-	$5,500
Interest rate applicable - U.S. based loan	-	4.50%
Commitment - rate applicable	-	0.375%

Canadian facility (in Canadian dollars)
Amount drawn	$-	$349,000
Letters of credit	$-	$55,481
Available	$-	$120,519
Amount drawn - BAs	$-	$349,000
Interest rate applicable - BAs	-	2.20%
Commitment - rate applicable	-	0.50%

Senior secured debenture, series B ("debenture")
Date issued	June 25, 2004
Amount issued (in Canadian dollars)	$58,000
Interest rate	7.015%
Maturity date	June 26, 2014
Frequency of interest payments	Quarterly, in arrears
Date interest payments commenced	September 26, 2004
Covenants	Same as Canadian facility

The debenture was redeemable in whole or in part from time to time at a price equal to the greater of par and the net present value of all scheduled payments of interest and principal using a discount rate equivalent to the sum of the Government of Canada Yield plus a margin. The debenture was secured by a charge over all the personal and real property of BFI, Ridge (Chatham) Holdings G.P. Inc., and Ridge (Chatham) Holdings L.P. and the shares of BFI and its subsidiaries. The debenture ranked equally with the Company's Canadian revolving credit facility.

On October 24, 2012, the Company redeemed the debenture in full in accordance with the redemption provisions.

Loss on extinguishment of debt

		December 31
	2012	2011

Excess over principal of cash paid for redemption of debenture	$5,198	$-
Write-off of deferred financing costs - debenture, U.S. and Canadian facility	11,726	-
Loss on extinguishment of debt	$16,924	$-

IRBs

The Company entered into the following IRB facilities which are available to fund a portion of landfill construction activities and equipment, vehicle and container expenditures at its Seneca Meadows landfill and in its Pennsylvania and Texas operations: 2005 Seneca County Industrial Development Agency IRB (“2005 Seneca IRB Facility”), Pennsylvania Economic Development Corporation IRB (“PA IRB Facility”), Mission Economic Development Corporation IRB (“TX IRB Facility”) and 2009 Seneca County Industrial Development Agency IRB (“2009 Seneca IRB Facility”).

IRB Facility	Date entered	Term, in years	Maturity	Availability	Interest rate basis	Frequency of interest payments	Date interest payments commenced	Security

2005 Seneca IRB Facility	Oct. 20, 2005	30	Oct. 1, 2035	$45,000	LIBOR less an applicable discount	Monthly, in arrears	Nov. 1, 2005	Guaranteed by IESI
PA IRB Facility	Nov. 16, 2006	22	Nov. 1, 2028	$35,000	LIBOR less an applicable discount	Monthly, in arrears	Dec. 1, 2006	Letter of credit equal to amount drawn
TX IRB Facility	Mar. 1, 2007	15	Apr. 1, 2022	$24,000	LIBOR less an applicable discount	Monthly, in arrears	May. 1, 2007	Letter of credit equal to amount drawn
2009 Seneca IRB Facility	Dec. 1, 2009	30	Dec. 31, 2039	$90,000	Securities Industry and Financial Markets Association Municipal Swap Index	Monthly, in arrears	Feb. 1, 2010	Letter of credit equal to amount drawn
IRB Facility Amendment						Amendment date	Amended interest rate basis	Term for amended interest rate basis, in years

2009 Seneca IRB Facility						Aug. 1, 2008	Fixed rate	5

	2012	2011

2005 Seneca IRB Facility
Amount drawn	$45,000	$45,000
Annual interest rate	6.625%	6.625%

PA IRB Facility
Amount drawn	$35,000	$35,000
Current daily interest rate	0.14%	0.15%

TX IRB Facility
Amount drawn	$24,000	$24,000
Current daily interest rate	0.13%	0.16%

2009 Seneca IRB Facility
Amount drawn	$5,000	$5,000
Amount restricted	$476	$452
Current daily interest rate	0.14%	0.18%

Other

In connection with the WSI acquisition, the Company assumed a note that was originally payable to WCA of Florida LLC (“WCA”) and subsequently assigned to Credit Suisse. The note has an original issue date of June 29, 2007 and was originally issued for $10,500. The note is non-interest bearing and requires payments of $125 per month until its maturity in June 2014. The note was entered into as part of a transaction between WSI and WCA to acquire certain WCA assets in Florida and to sell certain WSI operations in Texas. The note is secured by the WCA assets acquired.

At December 31, 2012 and 2011, the Company has capital lease obligations of $4,889 (2011 - $nil) with maturities and interest rates ranging from 2020 to 2025 and 5.00% to 12.70%, respectively. The following is a schedule of the future minimum lease payments required under capital lease obligations in each of the next five years ending December 31, and thereafter:

2013	$588
2014	617
2015	650
2016	683
2017	718
Thereafter	4,082
7,338
Less amount representing interest	2,449
Present value of minimum capital lease obligations	$4,889

Consolidated long-term debt

The Company is subject to various restrictions included in its long-term debt financing agreements. At December 31, 2012 and 2011 the Company is in compliance with all restrictions included in these agreements.

Interest on long-term debt amounted to $57,428 (2011 - $62,086). Interest on long-term debt includes deferred financing costs and debt discount amortization and excludes capitalized interest.

Principal repayments, excluding capital lease obligations, required in each of the next five years ending December 31, and thereafter are as follows:

2013	$6,142
2014	5,260
2015	4,643
2016	4,643
2017	1,079,355
Thereafter	583,345
$1,683,388

Landfill Closure and Post-Closure Costs	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Disclosure [Text Block]

16. Landfill Closure and Post-Closure Costs

The tables below outline key assumptions used to determine the value of landfill closure and post-closure costs. The tables also outline the expected timing of undiscounted landfill closure and post-closure expenditures and changes to landfill closure and post-closure costs between periods.

December 31, 2012
Fair value of legally restricted assets	$9,885
Undiscounted closure and post-closure costs	$666,204
Credit adjusted risk free rates - Canadian segment landfills	4.6 - 9.5%
Credit adjusted risk free rates - U.S. segment landfills	4.5 - 7.2%
Expected timing of undiscounted landfill closure and post-closure expenditures
2013	$8,871
2014	11,219
2015	18,394
2016	7,438
2017	11,766
Thereafter	608,516
$666,204

	December 31
	2012	2011

Landfill closure and post-closure costs, beginning of the year	$101,502	$98,239
Provision for landfill closure and post-closure costs, during the year	13,925	13,008
Accretion of landfill closure and post-closure costs, during the year	5,240	5,071
Landfill closure and post-closure expenditures, during the year	(6,737)	(4,345)
Remediation liabilities acquired, during the year	200	-
Revisions to estimated cash flows, during the year	(1,630)	(9,803)
Foreign currency translation adjustment, for the year	652	(668)
	113,152	101,502
Less current portion of landfill closure and post-closure costs	8,871	9,468
Landfill closure and post-closure costs, end of year	$104,281	$92,034

The Company is required to deposit monies into a social utility trust for the purpose of settling post-closure costs at its Lachenaie landfill. The funding amount is established by the Quebec Government based on each cubic metre of waste accepted and payment is due quarterly. At December 31, 2012, funded landfill post-closure costs, representing the fair value of legally restricted assets, totals $9,885 (2011 - $9,200). At December 31, 2012, $9,782 (2011 - $9,115) was deposited into the social utility trust with the balance, $103 (2011 - $85) remaining unfunded and included in accounts payable.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

17. Shareholders' Equity

Shareholders' equity

The Company is authorized to issue an unlimited number of common, special and preferred shares, issuable in series.

Common Shares

On March 29, 2011, in connection with the secondary offering by TC Carting III, L.L.C., an affiliate of Thayer | Hidden Creek Partners, L.L.C., the Company agreed to purchase 1,000 of its common shares from the underwriters in a secondary offering, at the same public offering price of $23.50 per share for a total cost of $23,500. The common shares were cancelled and no longer remain outstanding.

Effective August 19, 2011, the Company received approval to commence a normal course issuer bid (“NCIB”) to purchase up to 4,000 of the Company's common shares. On December 23, 2011, the Company received approval to increase the number of common shares repurchased under the NCIB to 7,500. Daily purchases were limited to a maximum of 47.833 shares on the TSX. Once a week, the Company is permitted to purchase a block of common shares which can exceed the daily purchase limit, as long as the block is not owned by an insider. All shares purchased will be cancelled.

Effective August 21, 2012, the Company received approval to renew its NCIB for an additional 12 months which allows the Company to purchase up to 7,500 common shares in the open market. Daily purchases are limited to a maximum of 57.806 shares on the TSX.

For the year ended December 31, 2012, 3,155 common shares (2011 - 2,622) were purchased and cancelled at a total cost of $65,633 (2011 - $55,826). As of February 19, 2013, no additional common shares have been purchased and settled.

For the year ended December 31, 2012, 28 stock options (2011 – 141) were exercised for total consideration of $403 (2011 - $2,385).

At December 31, 2012, 691 (2011 – 729) common shares were held by the U.S. LTIP plan rabbi trust.

Special Shares

The Company is authorized to issue an unlimited number of special shares. Special shareholders are entitled to one vote in matters of the Company for each special share held. The special shares carry no right to receive dividends or to receive the remaining property or assets of the Company upon dissolution or wind-up. At December 31, 2012 and 2011, no special shares are issued.

Preferred Shares

The Company is authorized to issue an unlimited number of preferred shares, issuable in series. At December 31, 2012 and 2011, no preferred shares are issued. Each series of preferred shares issued shall have rights, privileges, restrictions and conditions as determined by the Board of Directors prior to their issuance. Preferred shareholders are not entitled to vote, but take preference over the common shareholders rights in the remaining property and assets of the Company in the event of dissolution or wind-up.

Details of common and restricted shares for the year ended December 31, 2012 are as follows:

		December 31
	2012	2011

Common shares
Common shares issued and outstanding, beginning of the year	118,041	121,430
Common shares issued on exercise of options, during the year	28	141
Common shares issued on exercise of warrants, during the year	-	67
Repurchase of common shares, during the year	(3,155)	(3,622)
Restricted common shares purchased, during the year	(50)	(185)
Restricted common shares forfeited, during the year	23	-
Restricted common shares vested, during the year	107	210
Common shares issued and outstanding, end of year	114,994	118,041

Restricted common shares
Restricted common shares issued and outstanding, beginning of year	252	277
Restricted common shares purchased, during the year	50	185
Restricted common shares forfeited, during the year	(23)	-
Restricted common shares vested, during the year	(107)	(210)
Restricted common shares issued and outstanding, end of year	172	252

Accumulated other comprehensive loss

Accumulated other comprehensive loss, is comprised of accumulated foreign currency translation adjustments, including accumulated exchange gains or losses on intangibles, goodwill and capital and landfill assets, partially offset by accumulated exchange losses or gains on long-term debt, landfill closure and post-closure costs, and deferred income tax liabilities. Accumulated other comprehensive loss also includes gains or losses recognized on the effective portion of derivatives designated as cash flow hedges, net of income tax and settlements.

	Foreign currency translation adjustment	Derivatives designated as cash flow hedges, net of income tax and settlements	Accumulated other comprehen- sive loss
December 31,2012
Balance, beginning of year	$(59,994)	$(1,757)	$(61,751)
Change, during the year	11,702	1,933	13,635
Balance, end of year	$(48,292)	$176	$(48,116)

December 31,2011
Balance, beginning of year	$(47,474)	$2,832	$(44,642)
Change, during the year	(12,520)	(4,589)	(17,109)
Balance, end of year	$(59,994)	$(1,757)	$(61,751)

Net income per share

The following table presents net income and reconciles the weighted average number of shares outstanding at December 31, 2012 and 2011 for the purpose of computing basic and diluted net income per share.

	December 31
	2012	2011

Net income (loss)	$94,357	$(196,136)
Net income (loss)	$94,357	$(196,136)

Weighted average number of shares, basic	116,178	120,683
Dilutive effect of share based options	-	-
Weighted average number of shares, diluted	116,178	120,683

Net income (loss) per weighted average share, basic	$0.81	$(1.63)
Net income (loss) per weighted average share, diluted	$0.81	$(1.63)
Issued and outstanding share based options	2,687	2,505

Share based options are anti-dilutive to the calculation of net income (loss) per share and have been excluded from the calculation.

Warrants

				December 31
	2012		2011
	Number of common shares issuable	Weighted average exercise price	Number of common shares issuable	Weighted average exercise price

Outstanding, beginning of year	-	$-	194	$13.89
Exercised, during the year	-	-	(194)	(13.89)
Expired, during the year	-	-	-	-
Outstanding, end of year	-	$-	-	$-

As of December 31, 2011, all warrants were exercised. The warrants were exercised in a cashless conversion and resulted in the Company issuing 67 of its' common shares.

Changes in Non-Cash Working Capital Items	12 Months Ended
Dec. 31, 2012
Changes in non-cash working capital items [Abstract]
Cash Flow Operating Capital [Text Block]

18. Changes in Non-Cash Working Capital Items

The following table outlines changes in non-cash working capital items:

		December 31
	2012	2011

Accounts receivable	$(8,683)	$1,314
Prepaid expenses	(7,278)	(4,230)
Accounts payable	(24,964)	9,568
Accrued charges	(18,595)	(24,813)
Income taxes recoverable and payable	(11,635)	(3,732)
Deferred revenues	1,357	(2,733)
Effect of foreign currency translation adjustments and other non-cash changes	1,141	(4,038)
	$(68,657)	$(28,664)

Share Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

19. Share Based Compensation

Share based options

Share based options (“options”) are granted to certain directors, officers or management employees at the discretion of the Company's Board of Directors, or its designate. Options, in the absence of any other determination, are exercisable equally on their first, second, third and fourth anniversary dates and expire on the 10th anniversary date of the grant. The Company has reserved 4,000 shares for issuance under the option plan. The exercise date of options may be accelerated at the discretion of the Board of Directors, or its designate. Options are not transferable or assignable.

On August 20, 2012, the Board of Directors issued 210 share based options, all of which have stock appreciation rights, to one executive of the Company. The options vest and are exercisable on December 31, 2016. The options have an exercise price of C$20.29 and a grant date market value of C$20.01. On termination of employment without cause, death or disability, the options become immediately exercisable. Unexercised options expire on December 31, 2021.

				December 31
		2012		2011
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of year	2,505	$23.28	2,646	$21.23
Granted, during the year	210	$20.51	-	$-
Exercised, during the year	(28)	$(14.42)	(141)	$(16.02)
Forfeited, during the year	-	$-	-	$-
Expired, during the year	-	$-	-	$-
Outstanding, end of year	2,687	$23.59	2,505	$23.28
Options outstanding, exercisable	2,477		2,505
Weighted average grant date market value	$22.28		$20.68
Weighted average remaining contractual life (in years)	5.1		5.8

				December 31
			2012	2011

Share based compensation recovery			$(110)	$(6,808)
Unrecognized compensation costs for share based compensation			$1,070	$-
Share based compensation accrued			$3,730	$3,757

The Company uses the Black-Scholes-Merton option pricing model which requires several input variables. These variables include the estimated length of time employees will retain their options before exercising them and the expected volatility of the Company's share price. Changes in these variables can materially affect the estimated fair value of share based compensation and, consequently, the related amount recognized in selling, general and administration expense on the statement of operations and comprehensive income or loss. In calculating the fair value of the options at December 31, 2012 and 2011, the following weighted average assumptions were used:

	2012	2011

Grant date - February 14, 2006
Dividend yield	2.8%	2.5%
Expected volatility	16.9%	20.9%
Risk free interest rate	1.0%	0.9%
Expected remaining life, stated in years	0.7	1.7
Fair value, per option (in Canadian dollars)	$0.01	$0.19

Grant date - August 25, 2008
Dividend yield	2.8%	2.5%
Expected volatility	22.2%	23.1%
Risk free interest rate	1.0%	0.9%
Expected remaining life, stated in years	1.2	2.2
Fair value, per option (in Canadian dollars)	$2.50	$2.26

Grant date - January 9, 2009
Dividend yield	2.8%	2.5%
Expected volatility	23.8%	22.3%
Risk free interest rate	1.1%	1.0%
Expected remaining life, stated in years	1.5	2.5
Fair value, per option (in Canadian dollars)	$2.82	$2.30

Grant date - November 11, 2010
Dividend yield	2.8%	2.5%
Expected volatility	22.2%	38.3%
Risk free interest rate	1.1%	1.2%
Expected remaining life, stated in years	3.0	4.0
Fair value, per option (in Canadian dollars)	$2.26	$4.20

Grant date - August 20, 2012
Dividend yield	2.8%	-
Expected volatility	36.4%	-
Risk free interest rate	1.2%	-
Expected remaining life, stated in years	4.3	-
Fair value, per option (in Canadian dollars)	$5.56	$-

Compensation expense or recovery including fair value changes in share based options are recorded to selling, general and administration expense on the statement of operations and comprehensive income or loss. In determining the expected life of the options, management considered the age of the recipients and duration between the vesting date and date of expiration. These options represent the Company's first, second, third, fourth and fifth option grants. Expected volatility was calculated using changes in monthly share prices for a period commensurate with the remaining term to expected vesting.

Restricted shares

On September 12, 2011, the Company issued 185 restricted shares at a weighted average cost of $22.84 per share to certain executives. In conjunction with the restricted share issuance, the Company purchased 185 common shares for total cash consideration of $4,226. The restricted shares issued have vesting dates as follows: 37.5 restricted shares on May 31, 2013, 12.5 restricted shares on June 15, 2013, 30 restricted shares on December 15, 2012, 30 restricted shares on December 15, 2013, 25 restricted shares on May 31, 2014, 12.5 restricted shares on June 15, 2014 and 37.5 restricted shares on May 31, 2015.

On August 24, 2012, the Company issued 50 restricted shares at a weighted average cost of C$19.95 per share to one executive. In conjunction with the restricted share issuance, the Company purchased 50 common shares for total cash consideration of C$998. The restricted shares issued have a vesting date of December 1, 2014.

In September 2012, 23 restricted shares previously awarded on September 12, 2011 to two employees were forfeited. In conjunction with the forfeiture, the Company sold 23 restricted shares for total cash proceeds of $456. Additionally, 23 restricted shares previously awarded on September 12, 2011 to these same employees were modified. The vesting date for the modified awards is December 31, 2012, subject to the achievement of certain performance conditions. The changes resulted in a $663 recovery of previously recognized restricted share expense.

Restricted shares are issued as an incentive for certain executive management (“employees” or “executive management”) in respect of their employment with the Company and to align the interests of executive management with the interests of the Company's shareholders. Restricted shares are purchased by the Company in the open market and are held in trust for the employees' benefit. Restricted shares vest when the employee has satisfied the requisite service period or performance conditions. Executive management forfeits their right to restricted shares upon termination for cause or resignation without good reason. Accelerated vesting occurs in certain circumstances, including termination without cause or resignation for good reason, change of control, and death or disability. Dividends received by the trustee, on restricted shares held for the benefit of executive management, are paid to the employee. The employee's interest in restricted shares cannot be assigned or transferred.

The following table outlines various details pertaining to restricted shares.

		December 31
	2012	2011

Outstanding, beginning of year	252	277
Granted, during the year	50	185
Vested, during the year	(107)	(210)
Forfeited, during the year	(23)	-
Outstanding, end of year	172	252
Weighted average remaining life	1.74	1.49
Restricted share expense	$2,034	$2,107

Restricted share expense is recorded to selling, general and administration expense on the statement of operations and comprehensive income or loss.

If employees satisfy the requisite service period requirements, the Company will record the compensation expense in the following years:

2013	$915
2014	551
2015	65
2016	-
$1,531

PSUs

In March 2012, the Company's Compensation Committee approved a revised long-term incentive compensation plan for all executive officers and certain employees effective January 1, 2012. Under the revised plan, PSU payments are awarded at the end of a three year performance period and payment amounts can range from 0% to 150% of the target award subject to the Company's performance against pre-established performance measures. Performance measures are recommended by executive management and submitted to the Compensation Committee for approval. In addition to these performance measures, the Compensation Committee may evaluate performance results and retains the authority and discretion to amend PSU payments.

PSU award payments are paid in lump sum cash amounts based on the volume weighted average trading price of the Company's shares for the five trading days immediately preceding the vesting date. Payments are measured and distributed in the final month of the performance period. A participant who voluntarily terminates employment or is terminated with cause prior to the date of payment forfeits all rights to, or interest in, any unvested award. If a participant's employment is terminated without cause, or by death, disability or retirement, after the mid-point of the performance period, the participant shall be entitled to the full amount of the participant's unvested PSUs and related dividend PSUs. If a participant's employment is terminated without cause, or by death, disability or retirement, prior to the mid-point of the performance period, the participant shall be entitled to a pro-rated amount of the award that the Compensation Committee determines would have been paid to the participant had their employment continued to the end of the performance period.

The following table outlines details of PSU's:

		2012		2011
	Number of PSUs	Weighted average grant date fair value	Number of PSUs	Weighted average grant date fair value

Outstanding, beginning of year	-	$-	-	$-
Granted, during the year	333	$20.04	-	$-
Vested, during the year	-	$-	-	$-
Forfeited, during the year	-	$-	-	$-
Outstanding, end of year	333	$20.04	-	$-

			2012	2011
PSU expense			$1,185	$-
Unrecognized compensation cost for PSU's			$2,218	$-
PSU compensation cost accrued			$1,188	$-

In calculating the fair value of the PSU's at December 31, the following weighted average assumptions were used:

			2012	2011

Grant date - March 16, 2012
Dividend yield			2.8%	-
Expected volatility			21.1%	-
Risk free interest rate			1.1%	-
Expected remaining life, stated in years			2.0	-
Fair value per PSU (in Canadian dollars)			$20.32	$-

Compensation expense includes fair value changes in PSU's which are recorded to selling, general and administration expense on the statement of operations and comprehensive income or loss.

Long-term incentive plan

Effective January 1, 2003, the Company entered into a trust (the “Trust”) agreement to establish a long-term incentive plan on behalf of certain Canadian employees, officers and directors. The purpose of the Trust is to receive monies from the Company and its subsidiaries on behalf of certain Canadian employees, officers and directors to purchase shares of the Company in the open market and to hold the shares acquired for the benefit of its participants. Shares remain registered in the name of the Company, the Trustee, or its nominee(s), until the shares are redeemed, sold or distributed to the participant for whom they are held. Dividends received by the Trust are distributed to the participants in proportion to their pro rata entitlement. The Company's maximum exposure to loss is limited to its obligation to fund the administration of the Trust and its indemnity to the Company and its officers, directors, employees, agents or shareholders for various items including, but not limited to, all costs to settle suits or actions due to association with the Trust, subject to certain restrictions. The risk of fluctuations in the price of the Company's shares is borne by the participants. In February 2006, the Company amended and restated its long-term incentive plan and established a long-term incentive plan on behalf of certain U.S. employees, officers and directors of IESI and its subsidiaries. With the exception of changes to the vesting period, the terms of the long-term incentive plan remained principally unchanged. Shares acquired by the Trust in respect of fiscal year ended December 31, 2004 for the benefit of its participants have vested. Shares acquired by the Trust in respect of fiscal year ended December 31, 2005, and thereafter, vest as follows: one third on the day such shares are allocated to the participant, one third on December 31 of the year such shares are allocated to the participant, and the balance on December 31 of the subsequent year. Shares that are forfeited by participants to the long-term incentive plan are allocated to the remaining participants in accordance with their proportional entitlement to all of the shares held by the Trust and the Trust will abstain from voting on all matters related to the Company. The purpose and terms of the U.S. long-term incentive plan are consistent with those outlined for the Company's amended and restated Canadian plan. In 2012, contributions to the long-term incentive plan are calculated at 1.45% (2011 – 1.45%) of operating income before restructuring costs, goodwill impairment, amortization and gain or loss on sale of capital and landfill assets, adjusted for certain non-recurring or non-operating items. The Compensation Committee exercised its discretion with regards to 2012 amounts awarded. As a result, 2012 awards represent half of the target award amount. Included in selling, general and administration expenses are $1,342 (2011 - $6,159) of accrued amounts payable to the Trust on behalf of certain Canadian and U.S. employees at December 31, 2012. Certain employees previously in this plan are participating in the revised long-term incentive plan where they receive PSU awards.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

20. Commitments and Contingencies

The Company leases buildings and equipment under various operating leases. Payments for the next five years ending December 31 and thereafter are as follows:

2013	$13,423
2014	10,664
2015	9,519
2016	8,283
2017	5,219
Thereafter	13,234
$60,342

The Company is the successor to a license agreement to use the trade name “BFI” and the related logo which is subject to certain restrictions. The agreement was amended on February 22, 2002, whereby a one-time payment of C$2,000 was made on April 25, 2002 in full satisfaction of all royalty obligations under the license agreement payable through June 1, 2015 (the initial 15-year term). The Company has two additional 10 year extension options. The first and second 10 year extension options bear per annum costs of $603 (C$600) and $1,508 (C$1,500), respectively.

The Company enters into various commitments in the normal course of business. At December 31, 2012, the Company has issued letters of credit amounting to $183,767 (2011 - $198,208) and performance bonds totaling $383,391 (2011 - $295,524). Letters of credit are made available to the Company through the consolidated facility and are included in the security offered by the Company to its lenders.

On the acquisition of IESI, the Company assumed various obligations which requires the Company to pay additional amounts for achieving certain negotiated events or business performance targets, including landfill expansion approval or target disposal volumes. The Company is obligated to pay certain sellers various amounts for achieving certain negotiated disposal volumes to a maximum of approximately $6,400. Amounts are accrued monthly, and paid from time to time in accordance with underlying agreements, until certain threshold negotiated disposal volume targets are achieved, and the maximum obligation is satisfied. Accrued amounts, which are paid up to the date the disposal volume threshold targets are met, reduce the threshold payment by a similar amount. The Company will record an adjustment to the purchase price allocation when the contingency is resolved and consideration is issued or becomes issuable. Landfill permits acquired on the acquisition of IESI were recorded at their fair values. Accordingly, future contingent payments made, in respect of landfill expansion approval or fulfilling disposal volume targets, are recorded to goodwill.

The Company has a disposal contract that requires it to meet specific disposal volume targets which expires on March 31, 2019. The volume requirements are measured based on an annual average. In the event the Company does not meet the required volume targets, the Company is required to make additional payments on the disposal volume shortfall. At December 31, 2012, the Company expects to meet its disposal volume target and accordingly no accrual has been made.

The Company has an accrued environmental liability of $14,256 (2011 - $14,950) recorded in landfill closure and post-closure costs, related principally to an inactive landfill (hereinafter referred to as “Tantalo”), which the Company assumed as part of the IESI acquisition. The Tantalo environmental liability consists of remediation and 30 years of post-closure monitoring totaling $14,215 (2011 - $15,102). The initial remediation work commenced in 2004, and the post-closure monitoring commenced in 2007. Tantalo is a 26 acre landfill that stopped accepting waste in 1976 and has been identified by the State of New York as an “Inactive Hazardous Waste Disposal Site”. During its period of operation, Tantalo received both municipal and industrial waste, some of which has been found to exhibit “hazardous” characteristics as defined by the U.S. Resource Conservation and Recovery Act. Past activities at Tantalo have resulted in the release of hazardous wastes into the groundwater. A remediation program was developed for Tantalo in conjunction with the New York State Department of Environmental Conservation. The remediation program includes: installation of groundwater barriers, protective liner caps, leachate and gas collection systems, and storm-water drainage controls, as well as methods to accelerate the decontamination process. In addition, IESI purchased a “Cleanup Cost Cap Insurance Policy,” with a ten-year policy period, which provides $25,000 of coverage in excess of the remediation portion of the liability.

The cost of remediation requires a number of assumptions and estimates which are inherently difficult to estimate, and the outcome may differ materially from current estimates. However, management believes that its experience provides a reasonable basis for estimating its liability. As additional information becomes available, estimates are adjusted as applicable. It is possible that technological, regulatory or enforcement developments, the results of environmental studies, or other factors could necessitate the recording of additional liabilities which could be material. The estimated environmental remediation liabilities have not been reduced for possible recoveries from other potentially responsible third parties.

The Company is subject to certain lawsuits and other claims arising in the ordinary course of business. The outcome of these matters is subject to resolution. Based on management's evaluation and analysis of these matters, the amounts of potential losses are accrued and management believes that any amount above the amounts accrued will not be material to the financial statements.

Purchase agreements

In April 2007, WSI acquired a company that owns a permit to construct a construction and demolition waste transfer station on land owned by it in Bradenton, Florida.  An additional payment of $2,500 is due to the sellers upon the transfer of the company or the property to any non-affiliate of WSI or upon obtaining all necessary permits to operate the transfer station.

WSI entered into an agreement to purchase an adjacent parcel of land to its SLD landfill for total consideration of approximately $4,900. Deposits to date total $1,400. All deposits will be credited to total purchase consideration paid on closing. Deposits made by the Company are not refundable should the purchase not close.

At December 31, 2012, future minimum payments under an unconditional capital expenditure commitment totals approximately C$19,600.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

21. Related Party Transactions

Lease

The Company leases office space that is owned by one of its directors.

Investment in equity accounted investee

The Company's fifty percent ownership interest in its equity investee is with a related party. The remaining fifty percent is owned by two trusts. The brother of one of the Company's former directors serves as a trustee for both trusts and one of the Company's former directors serves as a trustee for one of the two trusts. The Company exercises joint control over its equity investment through its fifty percent ownership interest. The Company's fifty percent ownership interest grants it authority to nominate fifty percent of the directors to the board of the investee. The Chairperson of the investee's Board of Directors cannot be nominated by the Company and the Chairperson cannot be a member of the Company's Board of Directors. The Chairperson of the investee is entitled to cast a second vote in the event of a tie amongst its board. Certain matters are beyond the control of the investee's board and reside with its shareholders. These matters are related to certain financing, board composition, the sharing of profits and material business changes.

Transactions between the Company and its investee have all been transacted in the normal course of business. These transactions are generally the result of the investee billing the Company for services it provides to the Company. In turn, the Company bills its customers for this service which is measured at the exchange amount. Transactions between the Company and its investee only reflect the Company's share of the transaction.

The Company received an unsecured promissory note from its equity accounted investee in exchange for cash. The promissory note is repayable on demand with no fixed term to maturity. Interest on the note accrues at a rate equal to the greater of 5.5%, or the rate which is equal to bank prime plus 2.0% calculated annually, not in advance and payable on maturity. The promissory note may be repaid, in whole or in part, at any time, subject to certain restrictions.

Transportation services

A company owned by an officer of a BFI subsidiary provides transportation services to the Company.

Consulting fees

The Company has incurred consulting fees from one of its former directors.

All related party transactions are recorded at the exchange amounts.

Lease
Year lease commenced		2004
Lease expiry date	September 30, 2014
Approximate annual lease cost (in Canadian dollars, recorded to selling, general and administration expenses)		$320

	December 31
	2012	2011
Investment in equity accounted investee
Charges (recorded to operating expenses)	$267	$295
Amounts owing to equity investee (included in accounts payable)	$32	$4
Unsecured promissory note issued December 6, 2010 (in Canadian dollars)	$750	$750
Interest income (recorded to interest expense)	$41	$41

Transportation services
Charges (recorded to operating expenses)	$3,714	$2,419
Amounts owing (included in accounts payable)	$63	$35

Consulting fees
Charges (recorded to selling, general and administration expenses)	$780	$-

Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

22. Financial Instruments

The following table categorizes the Company's derivative financial assets and liabilities and their fair value amounts. Amounts are recorded as other assets or other liabilities on the Company's balance sheet.

	December 31, 2012	December 31, 2011
Financial assets
Derivatives not designated in a hedging relationship
Current - commodity swaps	$660	$220
Long-term - commodity swaps	$491	$-
Current - foreign currency exchange agreements	$-	$289
Long-term - foreign currency exchange agreements	$-	$69
Long-term - interest rate swaps	$-	$5

Derivatives designated in a hedging relationship
Current - commodity swaps	$913	$1,463
Long-term - commodity swaps	$-	$575

Financial liabilities
Derivatives not designated in a hedging relationship
Current - interest rate swaps	$2,447	$1,492
Long-term - interest rate swaps	$1,307	$-
Current - foreign currency exchange agreements	$80	$-

Derivatives designated in a hedging relationship
Current - interest rate swaps	$-	$1,993
Long-term - interest rate swaps	$-	$2,106

The following tables outline the hierarchical measurement categories for various financial assets and liabilities. As at December 31, 2012 and December 31, 2011 financial assets and liabilities measured on a recurring basis had the following fair values:

			December 31, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Cash and cash equivalents	$29,940	$-	$-	$29,940
Funded landfill post-closure costs	9,885	-	-	9,885
Other assets - commodity swaps (designated in a hedging relationship)	-	-	913	913
Other assets - commodity swaps	-	-	1,151	1,151
Other liabilities - commodity swaps (designated in a
Other liabilities - interest rate swaps (designated in a
Other liabilities - interest rate swaps	-	(3,754)	-	(3,754)
Other liabilities - foreign currency exchange agreements	-	(80)	-	(80)
	$39,825	$(3,834)	$2,064	$38,055

			December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Cash and cash equivalents	$14,143	$-	$-	$14,143
Funded landfill post-closure costs	9,200	-	-	9,200
Other assets - commodity swaps (designated in a hedging relationship)	-	-	2,038	2,038
Other assets - commodity swaps	-	-	220	220
Other assets - interest rate swaps	-	5	-	5
Other assets - foreign currency exchange agreements	-	358	-	358
Other liabilities - interest rate swaps (designated in a hedging relationship)	-	(4,099)	-	(4,099)
Other liabilities - interest rate swaps	-	(1,492)	-	(1,492)
	$23,343	$(5,228)	$2,258	$20,373

The following table outlines the change in fair value for recurring Level 3 fair value measurements for the year ended December 31, 2012 and 2011:

	December 31
	2012	2011

Balance, beginning of year	$2,258	$3,801
Realized gains included in the statement of operations, during the year	513	1,242
Unrealized gains (losses) included in the statement of operations, during the year	928	(324)
Unrealized losses included in accumulated other comprehensive loss, during the year	(1,126)	(1,215)
Settlements	(513)	(1,242)
Foreign currency translation adjustment	4	(4)
Balance, end of year	$2,064	$2,258

Fair value

Funded landfill post-closure costs are invested in Bankers' Acceptances, offered through Canadian financial institutions, or Government of Canada treasury bills. The fair value of these investments is supported by quoted prices in active markets for identical assets.

The fair values of financial instruments are calculated using available market information, commonly accepted valuation methods and third-party valuation specialists. Considerable judgment is required to interpret market information to develop these estimates. Accordingly, these fair value estimates are not necessarily indicative of the amounts the Company, or counter-parties to the instruments, could realize in a current market exchange. The use of different assumptions and or estimation methods could have a material effect on these fair values.

The Company's interest rate swaps are recorded at their estimated fair values based on quotes received from financial institutions that trade these contracts. The Company verifies the reasonableness of these quotes by comparing them to similar quotes from another financial institution. In addition, the Company employs a third party, who is not a counter-party, to independently value the interest rate swaps and the Company uses all of this information to derive its fair value estimates. The use of different assumptions and or estimation methods could have a material effect on these fair values.

The fair values of commodity swaps are determined applying a discounted cash flow methodology. This methodology uses the Department of Energy forward index curve and the risk-free rate of interest, on a basis consistent with the underlying terms of the agreements, to discount the commodity swaps.  Financial institutions and the U.S. Department of Treasury are the sources of the Department of Energy forward index curve and risk-free rate of interest, respectively. The use of different assumptions and or estimation methods could have a material effect on these fair values.

The Company's foreign currency exchange agreements are recorded at their estimated fair values based on quotes received from the financial institution that the Company has entered the agreement with. The Company verifies the reasonableness of the quotes by comparing them to the period end foreign currency exchange rate plus a forward premium. The use of different assumptions and or estimation methods could result in differing fair values which the Company believes would not be material.

Hedge accounting

The Company has designated certain commodity and interest rate swaps as cash flow hedges. The following tables outline changes in the fair value of commodity and interest rate swaps designated as cash flow hedges and their impact on other comprehensive income or loss, net of the related income tax effect, for the year ended December 31, 2012 and 2011.

	December 31
	2012	2011

Derivatives designated as cash flow hedges, net of income tax
Other comprehensive income (loss), interest rate swaps	$3,854	$(2,478)
Other comprehensive loss, commodity swaps	(2,250)	(3,312)
Total other comprehensive income (loss), net of income tax	$1,604	$(5,790)

The Company measures and records any ineffectiveness on commodity swaps representing the difference between the underlying index price and the actual price of diesel fuel purchased. Gains or losses are reclassified to operating expenses as diesel fuel is consumed. The estimated net amount of the unrealized losses on commodity swaps expected to be reclassified to earnings within the next twelve months is $913 (December 31, 2011 - $1,463). The timing of actual amounts reclassified to net income is dependent on the movement in diesel fuel prices in the future. Until October 24, 2012, the Company measured and recorded any ineffectiveness on interest rate swaps using regression analysis. Interest rate swaps were settled quarterly, consistent with the Company's obligation to pay interest on its previous U.S. facility. Gains or losses arising from interest rate swaps were reclassified to interest expense upon settlement. The estimated net amount of the unrealized gains on interest rate swaps expected to be reclassified to earnings within the next twelve months at December 31, 2011 was $1,993.

In conjunction with the full repayment of the U.S. facility, effective October 24, 2012, the designation of interest rate swaps as cash flow hedges ceased and hedge accounting was discontinued. This resulted in a reclassification adjustment to earnings totaling $2,840, net of the related income tax effect, $1,530.

Interest rate, commodity swaps and foreign currency exchange agreements

The Company is subject to credit risk on certain interest rate, commodity swaps and foreign currency exchange agreements (collectively the “agreements”). As a condition of its U.S. facility the Company had entered into interest rate swaps to fix a portion of its variable rate interest charged on borrowings under the facility, some of which had been designated for hedge accounting up to October 24, 2012. In addition, the Company has entered into commodity swaps for a portion of diesel fuel consumed in its Canadian and U.S. operations. Finally, the Company has entered into foreign currency exchange agreements to mitigate against the risk of foreign currency fluctuations on dividends paid by BFI to WSI LLC, a U.S. holding company. WSI LLC has a partial ownership interest in BFI.

The Company's corporate treasury function is responsible for arranging all agreements while the Audit Committee is responsible for approving such agreements. Suitable counterparties identified by the Company's treasury function are approved by the Audit Committee. The Company will only enter into agreements with highly rated and experienced counterparties who have successfully demonstrated that they are capable of executing these arrangements. If the counterparties' credit rating, prepared by reputable third party rating agencies, is downgraded, the Company's treasury function will review the agreement and assess if its exposure to the counterparty can be collateralized or if the agreement should be terminated. The Company's treasury function also prepares a report, at least once annually, to the Company's Audit Committee which outlines key terms of its agreements, fair values, counterparties and each counterparty's most recent credit rating, and, where applicable, changes to the risks related to each agreement.

The Company's maximum exposure to credit risk is equal to the fair value of interest rate and commodity swaps and foreign currency exchange agreements recorded in other assets on the Company's balance sheet. The Company holds no collateral or other credit enhancements as security over these agreements. The Company deems the agreements' credit quality to be high in light of its counterparties and no amounts are either past due or impaired. In all instances, the Company's risk management objective is to mitigate its risk exposures to a level consistent with its risk tolerance.

The Company has entered into the following commodity and interest rate swaps and foreign currency exchange agreements as outlined in the tables below:

U.S. fuel hedges
Date entered	Notional amount (gallons per month expressed in gallons)	Diesel rate paid (expressed in dollars)	Diesel rate received variable	Effective date	Expiration date

October 29, 2008	62,500	$3.69	Diesel Fuel Index	July 1, 2009	October 31, 2013
June 1, 2009	170,000	$2.34	NYMEX Heating Oil Index	January 1, 2013	May 31, 2013
June 21, 2012	150,000	$3.62	Diesel Fuel Index	January 1, 2015	December 31, 2015
May 9, 2012	150,000	$3.94	Diesel Fuel Index	January 1, 2013	December 31, 2013
May 24, 2012	150,000	$3.82	Diesel Fuel Index	January 1, 2013	December 31, 2013
June 1, 2012	300,000	$3.74	Diesel Fuel Index	January 1, 2013	December 31, 2013
June 1, 2012	62,500	$3.69	Diesel Fuel Index	November 1, 2013	June 30, 2014
May 9, 2012	150,000	$3.85	Diesel Fuel Index	January 1, 2014	December 31, 2014
May 24, 2012	150,000	$3.79	Diesel Fuel Index	January 1, 2014	December 31, 2014
June 1, 2012	300,000	$3.73	Diesel Fuel Index	January 1, 2014	December 31, 2014
June 1, 2012	150,000	$3.72	Diesel Fuel Index	January 1, 2015	December 31, 2015

Canadian fuel hedges
Date entered	Notional amount (litres per month expressed in litres)	Diesel rate paid (expressed in C$)	Diesel rate received variable	Effective date	Expiration date

May 9, 2012	260,000	$0.61	NYMEX WTI Index	January 1, 2013	December 31, 2014
May 23, 2012	260,000	$0.60	NYMEX WTI Index	January 1, 2013	December 31, 2014
June 4, 2012	520,000	$0.76	NYMEX Heating Oil Index	January 1, 2013	December 31, 2013
June 4, 2012	520,000	$0.57	NYMEX WTI Index	January 1, 2014	December 31, 2014
June 4, 2012	520,000	$0.57	NYMEX WTI Index	January 1, 2015	December 31, 2015

Interest rate swaps
Date entered	Notional amount	Fixed interest rate (plus applicable margin)	Variable interest rate received	Effective date	Expiration date

October 26, 2010	$160,000	1.07%	0.23%	November 2, 2010	July 2, 2014
March 25, 2011	$60,000	1.61%	0.23%	April 4, 2011	July 2, 2014
June 29, 2011	$30,000	1.13%	0.23%	July 5, 2011	July 2, 2014
October 4, 2011	$45,000	*	*	October 4, 2011	April 4, 2013
Note:
(*) This interest rate swap agreement is based on LIBOR with an interest rate cap of 3.0%.

Foreign currency exchange agreements
Date entered	U.S. dollars purchased	Foreign currency exchange rate	Effective date

October 28, 2011	$4,000	1.0057	January 15, 2013
February 29, 2012	$4,000	0.9998	April 15, 2013
August 9, 2012	$4,300	1.0054	July 15, 2013

The contractual maturities of the Company's derivatives are as follows:

				December 31, 2012
		Payments due
	Total	Less than 1 year	1-3 years	4-5 years	After 5 years

Derivative
Interest rate swaps	$3,788	$2,523	$1,265	$-	$-
Foreign currency exchange agreements	$12,300	$12,300	$-	$-	$-

Unrealized amounts recorded to net gain or loss on financial instruments for the year ended December 31, 2012 are as follows:

	December 31
	2012	2011

Net loss (gain) on financial instruments
Funded landfill post-closure costs	$(59)	$(89)
Interest rate swaps	2,269	(4,851)
Fuel hedges	(928)	324
Foreign currency exchange agreements	443	(368)
	$1,725	$(4,984)

Estimated fair value

The carrying value of cash and cash equivalents, accounts receivable, accounts payable and accrued charges approximates fair value due to the relatively short-term maturities of these instruments. Funded landfill post-closure costs and derivative financial instruments are recorded on the balance sheet at fair value.

At December 31, 2012, the estimated fair value of the direct finance lease receivables applying an interest rate consistent with the credit quality of the instrument is $528 (2011 - $1,030), compared to the carrying amount of $512 (2011 - $790).

At December 31, 2011, the debenture's estimated fair value was approximately $86,900 compared to the carrying amount of $57,030. The debenture was repaid in full on October 24, 2012.

At December 31, 2012, the estimated fair value of the 2005 Seneca IRB Facility is approximately $45,400 (2011 - $45,300) compared to the carrying amount of $45,000 (2011 - $45,000).

At December 31, 2012, the estimated fair value of the term B facility is approximately $538,500 (2011 - $nil) compared to the carrying amount of $497,560 (2011 - $nil).

At December 31, 2012, the estimated fair value of long-term debt, excluding the term B facility and the 2005 Seneca IRB facility, bearing interest at variable rates approximates its carrying amount. The Company believes that renegotiation of its variable rate long-term debt would result in equivalent pricing than it currently enjoys. However, because the Company's variable rate facilities are non-amortizing and the Company's credit spreads have remained principally unchanged, the current carrying amount of the Company's variable rate long-term debt approximates its carrying amount.

In accordance with FASB's guidance on intangibles – goodwill and other, goodwill with a carrying amount of $412,244 in 2011 was written down to its implied fair value of $51,687 which resulted in the Company recognizing an impairment loss of $360,557. The impairment loss was recorded to the statement of operations and comprehensive income or loss for the year ended December 31, 2011. Measuring the fair value of goodwill includes the use of significant unobservable Level 3 inputs in the fair value hierarchy. A description of the significant inputs and valuation techniques applied, including a reconciliation of the beginning and ending balance of goodwill, can be found in Note 9.

Fair value methods and assumptions

Financial assets and liabilities recorded at fair value, as and where applicable, and included in other assets and other liabilities on the Company's balance sheets include: funded landfill post-closure costs, and interest rate and commodity swaps. Deposits made to the social utility trust, and recorded as funded landfill post-closure costs, are invested by the social utility trust trustee. Statements of invested amounts are supplied to the Company by the social utility trust trustee and are prepared from quoted market prices for the underlying investments. The fair value of interest rate and commodity swaps are determined by management with the assistance of third parties.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

23. Income Taxes

The following table reconciles the difference between income taxes that would result solely by applying statutory rates to the Company's pre-tax income or loss and income tax expense or recovery recorded in the statement of operations and comprehensive income or loss.

		December 31
	2012	2011

Income (loss) before income taxes	$161,520	$(146,292)
Income tax expense (recovery) at the combined basic rate	53,655	(55,354)
Large corporation and state tax	3,300	2,523
Withholding tax on foreign dividends	3,112	2,105
Tax on other non-deductible expenses	2,369	1,306
Net revisions to certain tax bases and tax rates	1,870	433
Goodwill impairment	-	99,109
Other	2,816	(374)
Income tax expense	$67,122	$49,748

		December 31
	2012	2011

Deferred income tax assets
Unutilized tax loss carryforwards	$79,764	$75,995
Deferred financing costs and offering expenses	677	2,973
Foreign tax credits available for carryforward	14,567	14,567
Accounting provisions not currently deductible for tax	54,532	51,453
Tax value of intangibles and landfill assets in excess of carrying value	18,475	27,943
Other	643	768
Valuation allowance	(18,267)	(18,267)
	150,391	155,432

Deferred income tax liabilities
Carrying value of capital assets in excess of tax value	81,855	55,717
Carrying value of intangibles and landfill assets in excess of tax value	166,109	170,389
Other	6,222	5,560
	254,186	231,666
Net deferred income tax liabilities	$103,795	$76,234

Canada	$38,231	$42,348
U.S.	65,564	33,886
Net deferred income tax liabilities	$103,795	$76,234

The components of domestic and foreign income (loss) before income taxes and domestic and foreign income taxes are as follows:

	2012	2011
Income (loss) before income taxes and net loss from equity accounted investee
Canada	$108,289	$127,991
U.S.	53,231	(274,283)
	$161,520	$(146,292)

Current income tax expense
Canada	$44,894	$43,669
U.S.	4,387	3,764
	49,281	47,433

Deferred income tax expense (recovery)
Canada	(7,921)	(7,489)
U.S.	25,762	9,804
	17,841	2,315
Total income tax expense	$67,122	$49,748

The Company recognizes interest related to uncertain tax positions and penalties to current income tax expense. The Company has no material uncertain tax positions. Accordingly, interest and penalties recognized in respect of uncertain tax positions and amounts accrued in respect thereof amount to $nil at December 31, 2012 and 2011.

The Company is subject to federal, provincial and state income taxes and files tax returns in multiple jurisdictions. Tax years open to audit range from 2000 to 2012 in Canada and from 1997 to 2012 in the U.S.

The Company does not tax effect its foreign currency translation adjustment.

Subsidiaries of the Company have unutilized tax losses amounting to $197,484 (2011 - $187,520) which expire 2013 to 2031. The realization of the deferred income tax assets, net of a $3,250 (2011 - $3,250) valuation allowance on certain U.S. unutilized tax loss carryforwards, totaling $72,544 (2011 - $70,414), is dependent on the Company generating taxable income in future years in which those temporary differences become deductible. Based on management's estimate of the Company's projected future taxable income and its tax planning strategies, management expects to realize these deferred income tax assets in advance of expiry. Changes to the Company's ownership structure could limit the Company's use of unutilized tax losses as imposed by Section 382 of the U.S. Internal Revenue Code.

As of December 31, 2012, a subsidiary of the Company has foreign tax credit carryforwards which expire in 2018 and 2019 that result in a deferred income tax asset totaling $14,567 (2011 - $14,567). As the Company does not expect to generate foreign source income in the future, it has provided a full valuation allowance against the foreign tax credits available for carryforward.

On the Company's acquisition of IESI, IESI issued a $160,000 intercompany note payable (“U.S. note”). Effective August 28, 2007, the U.S. note was cancelled. For the purposes of determining taxable income, IESI has taken the position that the U.S. note and its related interest was commercially reasonable and has deducted the interest paid thereon on this basis. Management has taken steps to ensure that the U.S. note was commercially reasonable, however, there can be no assurance that U.S. taxation authorities will not seek to challenge the treatment of the U.S. note as debt or the amount of interest expense deducted, which could increase IESI's taxable income and accordingly its U.S. federal income tax liability. Management has determined that it has met the more-likely-than-not threshold based on its technical merits and that management's position would be sustained upon examination by the relevant tax authority.

Segmented Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

24. Segmented Reporting

The Company carries on business through three separate geographic segments: Canada, the U.S. south and the U.S. northeast. The business segments are vertically integrated and include the collection and disposal of waste and recyclable materials, transfer station operations, material recovery facilities, landfills and landfill gas to energy facilities. The geographic location of each business segment limits the volume and number of transactions between them.

The Company has elected to exclude corporate costs in the determination of each business segment's performance. Corporate costs include certain executive, legal, accounting, internal audit, treasury, investor relations, corporate development, environmental management, information technology, human resources, sales and other administrative support costs. Corporate costs also include transaction and related costs, restricted share expense and fair value changes of stock options.

The accounting policies applied by the business segments are the same as those described in the summary of significant accounting policies (Note 3). The Company evaluates its segment performance based on revenues, less operating and selling, general and administration expenses.

		December 31
	2012	2011
Revenues
Canada	$776,814	$757,594
U.S. south	780,331	723,315
U.S. northeast	339,596	359,187
Corporate	-	-
	$1,896,741	$1,840,096

Revenues less operating and selling, general and administration expense
Canada	$278,461	$280,408
U.S. south	217,077	211,429
U.S. northeast	71,526	89,542
Corporate	(55,827)	(53,950)
	$511,237	$527,429

Amortization
Canada	$103,112	$100,516
U.S. south	110,172	99,126
U.S. northeast	57,501	54,041
Corporate	3,333	3,383
	$274,118	$257,066

Restructuring expenses	$-	$1,609
Goodwill impairment	$-	$360,557
Net gain on sale of capital assets	$(592)	$(3,412)

Operating income (loss)	$237,711	$(88,391)

				December 31, 2012
	Canada	U.S. south	U.S. northeast	Corporate	Total

Goodwill	$409,296	$421,108	$98,710	$-	$929,114
Capital assets	$379,095	$421,374	$118,210	$8,839	$927,518
Landfill assets	$207,485	$404,403	$351,832	$-	$963,720
Total Assets	$1,283,434	$1,461,817	$684,959	$45,351	$3,475,561

				December 31, 2011
	Canada	U.S. south	U.S. northeast	Corporate	Total

Goodwill	$372,596	$350,126	$51,687	$-	$774,409
Capital assets	$296,397	$364,396	$105,034	$10,231	$776,058
Landfill assets	$221,660	$397,293	$339,839	$-	$958,792
Total Assets	$1,145,143	$1,301,687	$587,931	$42,843	$3,077,604

Guarantees	12 Months Ended
Dec. 31, 2012
Guarantees [Abstract]
Guarantees [Text Block]

25. Guarantees

In the normal course of business, the Company enters into agreements that meet the definition of a guarantee. The Company's primary guarantees are as follows:

The Company has provided indemnities under lease agreements for the use of various operating facilities. Under the terms of these agreements the Company agrees to indemnify the counterparties for various items including, but not limited to, all liabilities, loss, suits, damage and the existence of hazardous substances arising during, on or after the term of the agreement. Changes in environmental laws or in the interpretation thereof may require the Company to compensate the counterparties. The maximum amount of any potential future payment cannot be reasonably estimated. These indemnities are in place for various periods beyond the original term of the lease and these leases expire between 2013 and 2025.

Indemnity has been provided to all directors and officers of the Company and its subsidiaries for various items including, but not limited to, all costs to settle suits or actions due to association with the Company and its subsidiaries, subject to certain restrictions. The Company has purchased directors' and officers' liability insurance to mitigate the cost of any potential future suits or actions. The term of the indemnification is not explicitly defined, but is limited to the period over which the indemnified party serves as a director or officer of the Company, including any one of its subsidiaries. The maximum amount of any potential future payment cannot be reasonably estimated.

The Company has received indemnities for the receipt of hazardous, toxic or radioactive wastes or substances and the Company has issued indemnities for their disposal at third party landfills. Applicable federal, provincial, state or local laws and regulations define hazardous, toxic or radioactive wastes or substances. Changes in environmental laws or in their interpretation may require the Company to compensate or be compensated by the counterparties. The term of the indemnity is not explicitly defined and the maximum amount of any potential future reimbursement or payment cannot be reasonably estimated.

Certain of the Company's landfills have Host Community Agreements (“HCA”) between the Company and the towns, municipalities or cities in which the landfills operate. The Company has agreed to guarantee the market value of certain homeowners' properties within a certain distance of the landfills based on a Property Value Protection Program (“PVPP”) incorporated into the HCA. Under the PVPP, the Company would be responsible for the difference between the sale value and the hypothetical market value of the homeowners' properties assuming a previously approved expansion of the landfill had not been approved, if any. The Company does not believe it is possible to determine the contingent obligation associated with the PVPP guarantees, but does not believe it would have a material effect on the Company's financial position or results of operations. As of December 31, 2012, the Company has compensated one homeowner under the PVPP.

In the normal course of business, the Company has entered into agreements that include indemnities in favour of third parties, such as purchase and sale agreements, confidentiality agreements, engagement letters with advisors and consultants, outsourcing agreements, leasing contracts, underwriting and agency agreements, information technology agreements and service agreements. These indemnification agreements may require the Company to compensate counterparties for losses incurred by the counterparties as a result of breaches in representation and regulations or as a result of litigation claims or statutory sanctions that may be suffered by the counterparty as a consequence of the transaction. The terms of these indemnities are not explicitly defined and the maximum amount of any potential reimbursement cannot be reasonably estimated.

The nature of these indemnification agreements prevents the Company from making a reasonable estimate of the maximum exposure due to the difficulty in assessing the amount of liability which results from the unpredictability of future events and the unlimited coverage offered to counterparties. Historically, the Company and its predecessor have not made any significant payments under these or similar indemnification agreements and therefore no amount has been accrued with respect to these agreements.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Basis Of Accounting Policy [Policy Text Block]

These consolidated financial statements (“financial statements”) have been prepared in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”), are stated in U.S. dollars, and reflect the following significant accounting policies.

Consolidation, Subsidiaries or Other Investments, Consolidated Entities, Policy [Policy Text Block]	Basis of presentation These financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation.
Use of Estimates, Policy [Policy Text Block]

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Estimates and assumptions include the following: estimates of the Company's allowance for doubtful accounts receivable; future earnings, income tax and other estimates used in the annual, or step one and step two, test for impairment of goodwill; recoverability assumptions for landfill development assets; the useful life of capital and intangible assets; estimates and assumptions used in the determination of the fair value of contingent acquisition payments; accrued insurance reserves; projected landfill construction and development costs and estimated permitted airspace capacity consumed in the determination of landfill asset amortization; estimated landfill remediation costs; estimated closure and post-closure costs; various economic estimates used in the development of fair value estimates, including but not limited to interest and inflation rates; share price volatility and the estimated length of time employees will hold options before exercise used in the determination of share based compensation and warrants, in addition to estimates of future performance used in the determination of performance share units; the fair value of financial instruments; realization of deferred income tax assets; and deferred income tax assets and liabilities. Accordingly, results may differ significantly from these estimates.

Cash and Cash Equivalents, Unrestricted Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and cash equivalents Cash and cash equivalents include cash and highly liquid short-term money market investments that have an original term to maturity of three months or less.
Finance, Loans and Leases Receivable, Policy [Policy Text Block]

Other receivables

Other receivables may include direct finance lease receivables.

Assets leased under terms that transfer substantially all of the benefits and risks and rewards of ownership to customers are accounted for as direct finance lease receivables. Direct finance lease receivables are carried at cost and discounted at the underlying rate implicit in the lease.

The fair value of other receivables is estimated using a discounted cash flow analysis applying interest rates that management considers consistent with the credit quality of the borrower. Other receivables are periodically reviewed for impairment and any resulting write-down to the net recoverable amount is recorded in the period in which impairment occurs.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]

Restricted cash

Cash received on the issuance of variable rate demand solid waste disposal revenues bonds (“IRBs”) is made available for certain purposes which may include some or all of the of following: landfill construction or equipment, vehicle and or container expenditures. Cash received in advance of certain permitted expenditures is not available for general Company purpose or use. Accordingly, restricted cash amounts are classified as restricted cash on the Company's balance sheet. Deposits and withdrawals of restricted cash amounts are recorded as an investing activity in the statement of cash flows.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]

Intangibles

Intangible assets include customer collection contracts, customer lists, non-competition agreements, transfer station permits and trade-names, and all are deemed to have finite lives. Finite life intangibles are amortized on a straight-line basis as follows:

Customer collection contracts       Estimated contract term net of attrition

Customer lists       2-12 years

Non-competition agreements       2-5 years

Transfer station permits       10-25 years

Trade-names       1-13 years

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]

Goodwill

Goodwill is not amortized and is tested annually for impairment or more frequently if an event or circumstance occurs that more likely than not reduces the fair value of a reporting unit below its carrying amount. Examples of such events or circumstances include: a significant adverse change in legal factors or in the business climate; an adverse action or assessment by a regulator; unanticipated or increased competition; a loss of key personnel; a more-likely-than-not expectation that a significant portion or all of a reporting unit will be sold or otherwise disposed of; the testing for write-down or impairment of a significant asset group within a reporting unit; or the recognition of a goodwill impairment loss by a subsidiary that is a component of the reporting unit. Goodwill is not tested for impairment when the assets and liabilities that make up the reporting unit have not changed significantly since the most recent fair value determination, the most recent fair value determination results in an amount that exceeded the carrying amount by a substantial margin, and based on an analysis of events that have occurred and circumstances that have changed since the most recent fair value determination, the likelihood that the current fair value determination would be less than the current carrying amount of the reporting unit is remote. The Company has identified its reporting units as its operating segments and the amount of goodwill assigned to each and methodology employed to make such assignments has been applied on a consistent basis.

The impairment test is a two step test. The first test requires the Company to compare the fair value of its reporting units to its carrying amount. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered impaired. However, if the carrying amount of the reporting unit exceeds its fair value, the fair value of the reporting unit's goodwill is compared with its carrying amount to measure the amount of impairment loss, if any. The fair value of goodwill is determined in the same manner as the value of goodwill determined in a business combination, whereby the excess of the fair value of the reporting unit over the amounts assigned to its assets and liabilities is the fair value of goodwill. Fair value is the amount an item can be bought or sold in a current transaction between willing parties, that is, other than in a forced sale or liquidation. In determining fair value, the Company has utilized a discounted future cash flow approach. Additional measures of fair value are also considered by the Company. Accordingly, the Company compares fair values determined using a discounted future cash flow approach to other fair value measures which may include some or all of the following: market multiple approach, offers from potential suitors, where available, or appraisals. There may be circumstances where an alternative method to determine fair value is a more accurate measure. Prolonged economic weakness, higher levels of competition, loss of business or loss of an operating permit could render goodwill impaired and could have a material adverse effect on the Company's financial condition and operating performance.

The Company's annual impairment test was completed on April 30, 2012, at which time the Company determined that the fair value of its Canadian and U.S. south reporting units substantially exceeded their carrying amounts while the fair value of the northeast reporting unit exceeded its carrying amount by a marginal amount. At December 31, 2012, the Company re-performed step one of the goodwill impairment test for its U.S. northeast reporting unit due to the loss of key management and the continuation of economic weakness and competition. The results of the step one test concluded that the fair value of the U.S. northeast reporting unit was in excess of its carrying amount and a step two test was not warranted.

Deferred Charges, Policy [Policy Text Block]

Landfill development assets

Landfill development assets represent costs incurred to develop landfills, including costs to obtain new landfill, or landfill expansion, permits. Landfill development assets are capitalized to landfill assets once the asset is available for use, which is typically when the landfill is permitted to accept waste. Once capitalized to landfill assets, these costs are amortized in accordance with the Company's landfill asset accounting policy. Management periodically reviews the carrying values of landfill development assets for impairment. Any resulting write-down to fair value is recorded in the period in which the impairment occurs and is recorded to operating expense on the Company's statement of operations and comprehensive income or loss.

Deferred Financing Costs Policy [Policy Text Block]

Deferred financing costs

Deferred financing costs represent fees and costs incurred to secure or amend long-term debt facilities which are deferred and amortized on a straight-line basis over the term of the underlying debt instrument, which approximates the effective interest method. Amortization of deferred financing costs is recorded to interest on long-term debt in the Company's statement of operations and comprehensive income or loss.

Property, Plant and Equipment, Policy [Policy Text Block]

Capital assets

Capital assets are recorded at cost and, with the exception of land and land improvements, are amortized over their estimated useful lives on a straight-line basis as follows:

Buildings and improvements       10-40 years

Vehicles and equipment       3-10 years

Containers and compactors       5-10 years

Furniture, fixtures and computer equipment 3-10 years

The historical cost of acquiring an asset includes the cost incurred to bring it to the condition and location necessary for its intended use, which may include interest costs attributable to the construction and development of certain assets. The Company ceases to capitalize interest once the construction and development effort is complete and the asset is available for use. Interest is capitalized applying a rate equal to the Company's weighted average cost incurred on its long-term debt facilities in the year of capitalization. Construction and development activities undertaken in Canada and the U.S. incur interest at the rate of interest applicable to each region. Capitalized costs and interest amounts are amortized over the asset's intended useful life.

Landfill Assets Policy [Policy Text Block]

Landfill assets

Landfill assets represent the cost of landfill airspace, which includes original acquisition cost and landfill construction and development costs, including gas collection systems installed during the operating life of the site. Landfill assets also include capitalized landfill closure and post-closure costs, net of accumulated amortization.

Interest is capitalized on certain landfill construction and development activities prior to the landfill asset being available for use and is capitalized applying a rate equal to the Company's weighted average cost incurred on its long-term debt facilities in the year of capitalization. Construction and development activities undertaken in Canada and the U.S. incur interest at the rate of interest applicable to each region.

The original acquisition cost of landfill assets, together with incurred and projected landfill construction and development costs and capitalized interest, is amortized on a per unit basis as landfill airspace is consumed. Capitalized landfill closure and post-closure costs are amortized immediately as the capitalized amounts are deemed to have no future benefit.

At least annually, management updates landfill capacity estimates and projected landfill construction and development costs. The impact of changes in capacity and construction cost estimates is accounted for prospectively.

Total available disposal capacity for the purpose of amortizing landfill assets represents the sum of estimated permitted airspace capacity (having received the final permit from the governing authorities) plus future permitted airspace capacity, which represents an estimate of airspace capacity that management believes is probable of being permitted based on the following criteria:

●       Personnel are actively working to obtain the permit or permit modifications necessary for expansion of an existing landfill, and progress is being made on the project;

●       It is probable that the required approvals will be received within the normal application and processing periods for approvals in the jurisdiction in which the landfill is located;

●       The Company has a legal right to use or obtain land associated with the expansion plan;

●       There are no significant known political, technical, legal or business restrictions or issues that could impair the success of the expansion effort;

●       Management is committed to pursuing the expansion; and

●       Additional airspace capacity and related costs have been estimated based on the conceptual design of the proposed expansion.

The Company and its predecessors have been successful in receiving approvals for expansions pursued; however, there can be no assurance that the Company will be successful in obtaining approvals for landfill expansions in the future.

Equity Method Investments, Policy [Policy Text Block]

Investment in equity accounted investee

Investments in which the Company has joint control or the ability to exercise significant influence over the strategic operating, investing and financing policies of an investee, are accounted for using the equity method of accounting. The equity method of accounting requires the Company to record its initial investment at cost. The carrying value of the Company's initial investment is subsequently adjusted to include its pro rata share of post-acquisition earnings from the investee, reflecting adjustments similar to those made in preparing consolidated financial statements, which is included in the Company's determination of net income or loss. In addition, the Company's investment also reflects loans and advances, including amounts accruing thereon, its share of capital transactions, changes in accounting policies and corrections of errors relating to prior period financial statements applicable to post-acquisition periods. Dividends received or receivable from the Company's investee reduces the carrying value of the Company's investment.

Lease, Policy [Policy Text Block]

Capital leases

Assets qualifying as capital leased assets are initially recorded at an amount equal to the present value of the minimum lease payments excluding executory costs, including any profit thereon. In the event that the present value of the minimum lease payments exceeds the fair value of the leased asset at lease inception, the capital asset and lease obligation are recorded at fair value. Capital leased assets are amortized over either the shorter of the estimated useful life of the asset or the lease term on a straight-line basis. Capital lease obligations are recorded as long-term debt on the Company's balance sheet.

Liability Reserve Estimate, Policy [Policy Text Block]

Accrued insurance

The Company is self-insured for certain general, auto liability and workers' compensation claims. Stop-loss insurance coverage is maintained for claims in excess of $250 or $500, depending on the policy period in which the claim occurred. Self-insurance accruals are based on reported claims and claims incurred but not reported. The Company engages independent actuaries in its assessment of insurance accruals and considers its historical claims experience in the determination of its accrued amounts. Changes in the Company's claims history, including amounts or frequency, that increase or decrease the insurance accrual are recorded to selling, general and administrative expenses in the Company's statement of operations and comprehensive income or loss in the period in which the change occurs. The Company makes various estimates in its determination of its self insurance accruals. Changes in these estimates could result in significant changes to accrued insurance amounts.

Asset Retirement Obligations and Environmental Cost, Policy [Policy Text Block]

Landfill closure and post-closure costs

Costs associated with capping, closing and monitoring the landfill, or portions thereof, after it ceases to accept waste are recognized at fair value over the landfill's operating life which represents the period over which waste is accepted at the site. The Company develops estimates for landfill closure and post-closure costs with input from its engineers and landfill and accounting personnel. Estimates are reviewed at least once annually and consider amongst other things various regulations that govern each site. Revenues derived from the Company's landfill gas to energy facilities do not reduce the Company's closure and post-closure cost estimates.

Quoted market prices are not available to fair value landfill closure and post-closure costs. Accordingly, the Company estimates the fair value of landfill closure and post-closure costs using present value techniques that consider and incorporate assumptions and considerations marketplace participants would use in the determination of these estimates, including inflation, markups, inherent uncertainties due to the timing of work performed, information obtained from third parties, quoted and actual prices paid for similar work and engineering estimates. Inflation assumptions are based on management's understanding of current and future economic conditions and the expected timing of expenditures. An inflation factor of 2.0% (December 31, 2011 – 2.0%) and 2.5% (December 31, 2011 – 2.5%) has been used in the derivation of fair value estimates for the Company's Canadian and U.S. landfill closure and post-closure cost obligations, respectively. Fair value estimates are discounted back applying the credit adjusted risk free rate, which is the rate of interest that is essentially free of default risk, plus an adjustment for the Company's credit standing.

The credit adjusted risk free rate considers current and future economic conditions and the expected timing of expenditures. Accordingly, the Company has discounted landfill closure and post-closure costs using credit adjusted risk free rates between 4.6% and 9.5% in Canada (December 31, 2011 – 4.6% and 9.5%) and 4.5% and 7.2% (December 31, 2011 – 4.5% and 7.2%) in the U.S. Due to the inherent uncertainty in making these estimates, actual results could differ significantly. In isolation, a change in the Company's credit standing does not change previously recorded closure and post-closure obligations, but it would change subsequent fair value calculations.

Reliable estimates of market risk premiums are not available as there is no existing market for selling the responsibility of landfill closure and post-closure activities. Accordingly, the Company has excluded any estimate of market risk premiums in the fair value determination of landfill closure and post-closure costs.

Upward revisions to estimated closure and post-closure costs are discounted using the current credit adjusted risk free rate. Downward revisions to estimated closure and post-closure costs are discounted using the credit adjusted risk free rate when the estimated closure and post-closure costs were originally recorded or a weighted average credit adjusted risk free rate if the period of original recognition cannot be identified.

The Company records the estimated fair value of landfill closure and post-closure cost obligations as airspace is consumed. The total obligation will be fully accrued, net of accretion, at the time these sites cease to accept waste and are closed.

Accretion represents an increase in the carrying amount of landfill closure and post-closure cost obligations due to the passage of time and is recorded to operating expense in the statement of operations and comprehensive income or loss. Accretion expense continues to be recognized post waste acceptance.

Maintenance activities including: environmental monitoring, mowing and fertilizing, leachate management, well monitoring, buffer maintenance, landfill gas to energy collection and flaring systems, and other activities, are charged to operating expenses during the sites operating life. These same costs are estimated and included in the Company's landfill post-closure accruals which are incurred subsequent to the landfill's operating life. Post-closure maintenance activities are generally required for a period of 30 years post waste acceptance.

Income Tax, Policy [Policy Text Block]

Income taxes

Deferred income taxes are calculated using the liability method of accounting. Deferred income tax assets and liabilities represent differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The effect of a change in tax rates on deferred income tax assets and liabilities is recorded to operations in the period in which the change in tax rate occurs. Unutilized tax loss carryforwards that are not likely to be realized are reduced by a valuation allowance in the determination of deferred income tax assets. Uncertain tax positions are recognized when it is more likely than not that the tax position will be sustained upon examination based on its technical merits. The Company recognizes interest and penalties in current income tax expense.

Revenue Recognition, Policy [Policy Text Block]

Revenues

Revenues consist primarily of waste collection fees earned from commercial, industrial, municipal and residential (“collection”) customers and transfer and landfill disposal fees charged to third parties. The Company recognizes revenues when the service is provided, persuasive evidence of an arrangement exists, ultimate collection is reasonably assured and the price is determinable. The Company's revenues are not derived from multiple deliverables. Revenue is recognized upon the collection of waste for collection customers under contractual service agreements. Revenue earned from transfer and landfill disposal fees charged to third parties is recognized upon the receipt of waste at the Company's facilities. The Company also earns revenue from the collection and sale of recycled materials and generation of electric power or methane gas. Revenue earned from the collection of recycled materials is recognized when materials are collected while revenue recognized on the sale of recycled materials is recognized when the material is delivered to the purchaser. Revenue earned from the sale of electric power or methane gas is under contract and is recognized when the supply of electricity or methane gas is delivered to the purchaser.

Tax assessed by governmental authorities on revenue-producing transactions between the Company and its customers is excluded from revenues presented in the statement of operations and comprehensive income or loss.

Deferred revenue relates to long-term collection contracts, under which advanced billing occurs, or cash received prior to the service being performed.

Business Combinations Policy [Policy Text Block]

Acquisitions

The Company accounts for acquisitions using the acquisition method of accounting and allocates the fair value of the consideration transferred, together with the fair value of non-controlling interest, if any, to the fair value of identifiable assets acquired and liabilities assumed. Goodwill is recognized as the excess of the fair value of consideration, including any amount of non-controlling interest in the acquired company, over the acquisition date fair values of the net assets acquired, subject to certain exceptions. If aggregate consideration is less than the net assets acquired, a gain is recognized to net income or loss on the date of acquisition.

The measurement and recognition of acquired identifiable net assets may require adjustment when information is absent and fair value allocations are presented on an estimated or preliminary basis. Subsequent adjustments to estimated or preliminary amounts occurring not later than one year from the date of acquisition are recorded retrospectively to the purchase price allocation to reflect new information obtained about facts and circumstances that existed at the date of acquisition.

Certain of the Company's purchase and sale agreements contain contingent consideration provisions. For acquisitions completed subsequent to January 1, 2009, purchase price allocation adjustments resulting from contingent consideration provisions are required when additional information is obtained subsequent to the date of acquisition that existed at the date of acquisition. Contingent consideration is initially recorded at fair value on the date of acquisition. Purchase price allocation adjustments are permitted, but are limited to the measurement period, which is the earlier of the date on which all facts and circumstances that existed at the date of acquisition are known or are determined to not be obtainable, and one year from the acquisition date. Changes in events that occur subsequent to the date of acquisition are not permissible measurement period adjustments. Changes in the fair value of contingent consideration classified as equity are not re-measured, but subsequent settlement is recorded to shareholders' equity. A change in the fair value of contingent consideration classified as an asset or liability is measured at fair value and recorded to net income or loss.

Contingent consideration for acquisitions completed prior to January 1, 2009, which could be reasonably estimated at the date of acquisition and the outcome could be determined beyond a reasonable doubt, was recognized at fair value and included in the purchase price allocation. Consideration which is contingent on maintaining or achieving specified revenue or earnings levels, satisfying representations and warranties, achieving specified tonnage thresholds, in the case of acquired landfills, or receiving approval from regulatory authorities for landfill expansion, is recognized as an adjustment to the purchase price allocation when the contingency is resolved and the additional consideration is issued or becomes issuable.

The acquisition date is the date the Company obtains control and is generally the date the Company obtains legal title to the net assets acquired. To be recognized at the date of acquisition, assets and liabilities must meet their fundamental definitions. Contingencies existing before or on the date of acquisition are recognized at their fair values if they can be reliably measured. The Company recognizes acquisition and related costs in the period incurred and records these costs to selling general and administration expense in the statement of operations and comprehensive income or loss. Costs associated with the issuance of long-term debt are capitalized to deferred financing costs and amortized over the period of the underlying debt, while equity issue costs are recorded against common shares on the Company's balance sheet.

Advertising Cost, Policy, Expensed Advertising Cost [Policy Text Block]

Advertising costs

Advertising costs of $3,515 (2011 - $3,412) were expensed as incurred and included in selling, general and administration expenses in the statement of operations and comprehensive income or loss.

Royalties Policy [Policy Text Block]

Royalties

Certain of the Company's purchase and sale agreements contain provisions that require the Company to make royalty payments. Royalty payments, including accrued amounts, are recorded to operating expense on the statement of operations and comprehensive income or loss as incurred.

Costs Associated with Exit or Disposal Activities or Restructurings, Policy [Policy Text Block]

Costs associated with exit activities

The Company records employee termination benefits that represent a one-time benefit accruing to an employee as an expense when management approves and commits to a plan of termination and communicates the termination arrangement to the employee. Expenses may be recorded in future periods if employees are required to provide future services in order to receive the termination benefits. A liability for costs to terminate a contract before the end of its term is recognized when the Company terminates the contract. Other costs associated with an exit activity may include costs to consolidate or close facilities and relocate employees, which are expensed as incurred.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of long-lived assets

An impairment loss is recognized when events or circumstances indicate that the carrying amount of a long-lived asset is not recoverable and exceeds its fair value. Management assesses its long-lived assets periodically or more frequently if impairment indicators exist. Any resulting impairment loss is recorded in the period in which the impairment occurs. The Company has not recorded any significant impairment losses on long-lived assets in the current or comparative year.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Share based compensation

Share based options

With the exception of stock options assumed on the acquisition of Waste Services, Inc. (“WSI”), the Company has issued all share based options with stock appreciation rights. Stock appreciation rights give the holder the right to surrender to the Company all or a portion of an option in exchange for cash equal to the excess of the fair market value, defined as the five day volume weighted average trading price of a share, over the option's exercise price.

Stock appreciation rights are measured at fair value on the date of grant and are re-measured at fair value at each balance sheet date until the date of settlement. The Company considers estimated forfeitures in the determination of fair value. Changes to estimated forfeitures are recorded as a selling, general and administration expense in the period in which the change occurs. Changes in the fair value of share based options are also recorded to selling, general and administration expense. The Company has elected to recognize compensation expense on a straight-line basis over the requisite service period for the entire award.

The stock options assumed on the acquisition of WSI were fully vested and measured at fair value on the date of closing.

The Company uses the Black-Scholes-Merton option pricing model which requires several input variables. These variables include the estimated length of time employees will retain their options before exercising them and the expected volatility of the Company's share price. Changes in these variables can materially affect the estimated fair value of share based compensation and, consequently, the related amount recognized in selling, general and administration expense on the statement of operations and comprehensive income or loss.

Restricted shares

Compensation related to restricted shares is recognized over the period in which employee services are rendered. Restricted shares with graded vesting schedules are viewed as separate awards and each is accounted for separately over the employee service period to the date of vesting. Restricted shares are initially recorded to shareholders' equity at the fair value of the shares issued on the date of grant. The related expense is recorded to selling, general and administration expense as the employee service period is satisfied.

Performance Share Units (“PSUs”)

PSUs have been issued to certain employees of the Company. PSU awards are subject to meeting a three year service period, subject to certain conditions, and certain three year performance measures, which consist of operating cash flow and return on invested capital. The fair value of each PSU is based on the expected level of achievement relative to each performance measure and the price of the Company's shares traded on the Toronto Stock Exchange (“TSX”). The Company's compensation committee may, in its sole discretion, consider other business circumstances that warrant adjustment to the financial results or targets when assessing the final award amount. Compensation expense is recognized over the service period based on the fair value of the award at each balance sheet date until the date of vesting.

The Company uses the Black-Scholes-Merton pricing model to determine the fair value of its PSUs which requires several input variables. Changes in these variables can have a significant impact on the estimated fair value of PSUs and, consequently, the related amounts accrued on the balance sheet and recognized as compensation expense or recovery in the statement of operations and comprehensive income or loss. Compensation expense or recovery is based on the change or a portion of the change in the fair value of the PSU at each reporting period multiplied by the percentage of the service period satisfied at the reporting date. The Company considers the likelihood of achieving each performance measure and recognizes compensation expense only to the extent that it believes the performance measures will be achieved. If the Company concludes that it is unlikely that its performance measures will be met, the Company will recover any amounts accrued to date and cease recognizing compensation expense until this conclusion is no longer supportable. In estimating the fair value of the liability the Company also considers current and historical forfeitures. PSUs are settled in cash and are recorded as liabilities on the Company's balance sheet. Changes in the fair value of PSUs are recorded to selling, general and administration expense in the statement of operations and comprehensive income or loss.

Shares held by a rabbi trust

Common shares held in a rabbi trust are classified as treasury shares. Shares of the Company acquired for the benefit of its U.S. LTIP participants are held in a rabbi trust. A rabbi trust, as a grantor trust, requires that the assets held in the trust be available to satisfy the claims of general creditors in the event of bankruptcy. The deferred compensation obligation is recorded to restricted shares as a component of shareholders' equity and subsequent changes in the fair value of the shares are not recognized in either treasury stock or deferred compensation obligations. As U.S. LTIP participants draw shares from the rabbi trust, both the deferred compensation obligation and shares acquired by the U.S. LTIP reduce by a similar amount. The rabbi trust holds no other investments.

Warrants

The warrants assumed on the acquisition of WSI were fully vested and measured at fair value on the date of closing using the Black-Scholes-Merton option pricing model.

Derivatives, Policy [Policy Text Block]

Financial instruments

Derivatives, including derivatives that are embedded in financial or non-financial contracts that are not closely related to the host contract, subject to certain exceptions, are measured at fair value, even when they are part of a hedging relationship.

Gains or losses on financial instruments measured at fair value are recognized in the statement of operations and comprehensive income or loss in the periods in which they arise, with the exception of gains and losses on certain financial instruments that are part of a designated hedging relationship, and are presented as other assets or other liabilities on the Company's balance sheet. Gains or losses on financial instruments designated as hedges are recognized in other comprehensive income or loss.

Derivatives are financial instruments or other contracts that embody all of the following characteristics:

●        their value changes in response to the change in a specified interest rate, financial instrument price, commodity price, foreign exchange rate, index of prices or rates, a credit rating or credit index, or other variable (sometimes called the "underlying"), provided that, in the case of a non-financial variable, the variable is not specific to a party to the contract;

●        they require no initial net investment or an initial net investment that is smaller than would be required for other types of contracts that would be expected to have a similar response to changes in market factors; and

●        they are settled at a future date.

The Company enters into various types of derivative financial instruments, which may include some or all of the following: interest rate swaps, commodity swaps, foreign currency exchange agreements or old corrugated cardboard hedges.

Embedded derivatives are components of a hybrid (combined) instrument that also includes a non-derivative host contract. The result is that some of the cash flows of the combined instrument vary in a way similar to a stand-alone derivative. An embedded derivative causes some or all of the cash flows that would otherwise be required by the contract to be modified according to a specified interest rate, financial instrument price, commodity price, foreign exchange rate, index of prices or rates, a credit rating or credit index, or other variable, provided that, in the case of a non-financial variable, the variable is not specific to a party to the contract. An embedded derivative is separated from its host contract when all of the following conditions are met:

●        the economic characteristics and risks of the embedded derivative are not closely related to the economic characteristics and risks of the host contract;

●        the separated instrument would meet the definition of a derivative; and

●        the hybrid (combined) instrument is not measured at fair value with changes in fair value recognized in net income.

Any gains or losses on embedded derivatives are recorded in the statement of operations and comprehensive income or loss as a gain or loss on financial instruments and are presented as other assets or other liabilities on the Company's balance sheet.

Hedges

Hedges modify the Company's exposure to one or more risks by creating an offset between changes in the fair value of, or the cash flows attributable to, the hedged item and the hedging item. Hedge accounting ensures that counterbalancing gains, losses, revenues and expenses are recognized in net income or loss in the same period or periods. In addition, hedge accounting is only applied when gains, losses, revenues and expenses on a hedging item would otherwise be recognized in net income or loss in a different period than the hedged item.

The application of hedge accounting is at the option of the Company; however, hedge accounting can only be applied when, at the inception of the hedging relationship the Company has met or satisfied the following conditions:

●        the nature of the specific risk exposure or exposures being hedged has or have been identified in accordance with the Company's objective and strategy;

●        the Company has designated that hedge accounting will be applied to the hedging relationship; and

●        the Company has formally documented its risk management objective, its strategy, the hedging relationship, the hedged item, the related hedging item, the specific risk exposure or exposures being hedged, the term of the hedging relationship, and the method for assessing the effectiveness of the hedging relationship.

In addition, both at the inception of the hedging relationship, and throughout its term, the Company has to be reasonably certain that the relationship will be effective and consistent with its originally documented risk management objective and strategy. Hedge effectiveness represents the extent to which changes in the fair value or cash flows of a hedged item relating to a risk being hedged, and arising during the term of a hedging relationship, are offset by changes in the fair value or cash flows of the corresponding hedging item related to the risk being hedged and arising during the same period. Accordingly, the effectiveness of the hedging relationship must be reliably measurable, the hedging relationship must be assessed on a regular periodic basis over its term to determine that it has remained, and is expected to continue to be, effective, and in the case of a forecasted transaction, it is probable that the transaction will occur.

Fair value hedges, hedge the exposure to changes in the fair value of: a recognized asset or liability; an unrecognized firm commitment; or, an identified portion of such an asset, liability or firm commitment. The Company has no fair value hedges.

Cash flow hedges, hedge the exposure to variability in cash flows associated with: a recognized asset or liability; a forecasted transaction; or, a foreign currency risk in an unrecognized firm commitment. The gain or loss on the hedging item that is determined to be an effective hedge is recognized in other comprehensive income or loss and the ineffective portion of the gain or loss is recognized on the Company's statement of operations and comprehensive income or loss as a net gain or loss on financial instruments.

The Company discontinues hedge accounting when a hedging relationship ceases to satisfy the conditions of hedge accounting, including: the maturity, expiry, sale, termination, cancellation or exercise, of the hedging item or hedged item; the anticipated transaction will not occur within the documented time period or within an additional two month period thereafter; the Company terminates its designation of the hedging relationship; or, the hedging relationship ceases to be effective. When a hedging item ceases to exist or it is determined that the anticipated transaction will not occur, amounts recognized in other comprehensive income or loss are recognized in net income or loss. If the Company terminates its designation of the hedging relationship or the hedging relationship ceases to be effective, amounts recorded to other comprehensive income or loss in previous periods are not reversed, while amounts arising subsequently are recorded on the Company's statement of operations and comprehensive income or loss as a net gain or loss on financial instruments. Amounts that were recorded to other comprehensive income or loss in previous periods that were not reversed are recorded as a net gain or loss on financial instruments in the same period or periods as the hedged transaction affects net income.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign currency translation

The Company's functional currency is the Canadian dollar. Accordingly, its financial position, results of operations, cash flows and equity are initially consolidated in Canadian dollars. The Company has concluded that its U.S. segments are self-sustaining foreign operations which are translated applying the current rate method. Applying this method, assets and liabilities are translated to Canadian dollars from their functional currency using the exchange rate in effect at the balance sheet date. Revenues and expenses are translated to Canadian dollars at the average monthly exchange rates. The resulting translation adjustments are included in other comprehensive income or loss and are only included in net income or loss when the Company realizes a reduction in its foreign operations investment. Gains or losses on foreign currency balances or transactions that are designated as hedges of a net investment in self-sustaining foreign operations are offset against exchange gains or losses included in other comprehensive income or loss.

The Company has elected to report its financial results in U.S. dollars. Accordingly, the Company's balance sheet is translated from Canadian to U.S. dollars at the foreign currency exchange rate in effect at the balance sheet date. The statement of operations and comprehensive income or loss and statement of cash flows are translated to U.S. dollars applying the average foreign currency exchange rate in effect during the reporting period. The resulting translation adjustments are included in other comprehensive income or loss.

Disposal Of Long Lived Assets [Policy Text Block]

Disposal of long-lived assets and discontinued operations

Long-lived assets, to be disposed of other than by sale, such as abandonment or exchange for similar productive long-lived assets, are classified as held and used until the disposal transaction occurs. Long-lived assets held for sale are carried at the lower of their carrying amount or fair value less cost to sell.

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule Of Acquisitions By Type [Table Text Block]

					December 31
			2012			2011
	Assets	Shares	Total	Assets	Shares	Total

Canada	4	2	6	2	1	3
U.S. south	7	1	8	7	1	8
U.S. northeast	1	4	5	3	-	3
Total acquisitions	12	7	19	12	2	14

Schedule of Purchase Price Allocation [Table Text Block]

	December 31
	2012	2011

Consideration
Cash, including holdbacks (as applicable)	$308,314	$148,272

Net assets acquired
Cash	717	-
Accounts receivable	18,176	6,315
Intangibles (Note 8)	79,730	37,262
Goodwill (Note 9)	146,702	57,976
Capital assets	90,396	43,449
Accounts payable	(17,059)	(5,205)
Long-term debt	(2,628)	-
Remediation liabilities	(200)	-
Deferred income taxes	(7,520)	8,475
Total net assets acquired	$308,314	$148,272

Consideration by segment (including holdbacks (as applicable))
Canada	$69,271	$3,602
U.S. south	145,766	128,781
U.S. northeast	93,277	15,889
Total consideration	$308,314	$148,272

Goodwill recorded by segment
Canada	$28,167	$2,139
U.S. south	71,512	48,884
U.S. northeast	47,023	6,953
Total goodwill	$146,702	$57,976

Goodwill expected to be deductible for tax purposes	$99,777	$51,699

	December 31
	2012	2011

Aggregate cash consideration (excluding holdbacks and cash
payments due to sellers for achieving various
business performance targets)	$281,970	$139,683

Contingent consideration (paid in respect of acquisitions completed
prior to January 1, 2009)	$343	$174

Transaction costs (included in selling, general and
administration expense)	$2,507	$1,880

Allowance For Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Allowance For Doubtful Accounts Disclosure [Abstract]
Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
	December 31
	2012	2011

Balance, beginning of the year	$5,250	$5,603
Additions, during the year	5,594	4,643
Written-off, uncollectible, during the year	(5,774)	(5,463)
Recoveries, during the year	869	503
Foreign currency translation adjustment, for the year	41	(36)
Balance, end of year	$5,980	$5,250

Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
				December 31, 2012
	Cost	Accumulated amortization	Net book value	Additions	Weighted average amortization period of additions

Customer collection contracts	$249,308	$150,337	$98,971	$23,675	3.83
Customer lists	247,553	104,833	142,720	42,221	6.60
Non-competition agreements	31,602	20,932	10,670	6,990	4.54
Transfer station permits	34,415	6,837	27,578	5,570	20.00
Trade-names	13,142	5,234	7,908	2,377	3.67
	$576,020	$288,173	$287,847	$80,833

				December 31, 2011
	Cost	Accumulated amortization	Net book value	Additions	Weighted average amortization period of additions

Customer collection contracts	$221,283	$129,948	$91,335	$10,812	3.72
Customer lists	205,324	78,162	127,162	18,944	7.36
Non-competition agreements	24,732	14,903	9,829	7,173	3.85
Transfer station permits	27,622	5,324	22,298	250	20.00
Trade-names	10,607	3,500	7,107	83	2.00
	$489,568	$231,837	$257,731	$37,262

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2013	$59,233
2014	53,548
2015	43,443
2016	38,708
2017	33,077
Thereafter	59,838
$287,847

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
			December 31, 2012
	Canada	U.S. south	U.S. northeast	Total

Goodwill, stated at cost	$372,596	$350,126	$412,244	$1,134,966
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, beginning of year	372,596	350,126	51,687	774,409
Goodwill recognized on acquisitions, during the year	28,167	71,512	47,023	146,702
Goodwill adjustments in respect of prior year acquisitions, during the year	-	(530)	-	(530)
Foreign currency exchange adjustment, for the year	8,533	-	-	8,533

Goodwill, stated at cost	409,296	421,108	459,267	1,289,671
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, end of year	$409,296	$421,108	$98,710	$929,114

			December 31, 2011
	Canada	U.S. south	U.S. northeast	Total

Goodwill, stated at cost	$378,884	$297,077	$405,907	$1,081,868
Accumulated impairment loss	-	-	-	-
Balance, beginning of year	378,884	297,077	405,907	1,081,868
Goodwill impairment recognized, during the year	-	-	(360,557)	(360,557)
Goodwill recognized on acquisitions, during the year	2,139	48,884	6,953	57,976
Goodwill adjustments in respect of prior year acquisitions, during the year	-	4,165	(616)	3,549
Foreign currency exchange adjustment, for the year	(8,427)	-	-	(8,427)

Goodwill, stated at cost	372,596	350,126	412,244	1,134,966
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, end of year	$372,596	$350,126	$51,687	$774,409

Deferred Financing Costs (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Finance Costs [Abstract]
Schedule Of Deferred Financing Costs [Table Text Block]
		December 31, 2012
	Cost	Accumulated amortization	Net book value

Deferred financing costs	$21,543	$1,483	$20,060

		December 31, 2011
	Cost	Accumulated amortization	Net book value

Deferred financing costs	$38,452	$18,469	$19,983

Schedule Of Deferred Financing Costs Future Amortization Expense [Table Text Block]
2013	$3,475
2014	3,475
2015	3,475
2016	3,475
2017	2,974
Thereafter	3,186
$20,060

Capital Assets (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property Plant And Equipment [Table Text Block]
		December 31, 2012
	Cost	Accumulated amortization	Net book value

Land and improvements	$146,044	$-	$146,044
Buildings and improvements	251,157	55,100	196,057
Vehicles and equipment	814,371	389,810	424,561
Containers and compactors	325,212	173,314	151,898
Furniture, fixtures and computer equipment	31,653	22,695	8,958
	$1,568,437	$640,919	$927,518

		December 31, 2011
	Cost	Accumulated amortization	Net book value

Land and improvements	$129,582	$-	$129,582
Buildings and improvements	189,859	43,146	146,713
Vehicles and equipment	664,157	315,971	348,186
Containers and compactors	284,720	141,497	143,223
Furniture, fixtures and computer equipment	26,020	17,666	8,354
	$1,294,338	$518,280	$776,058

Landfill Assets (Tables)	12 Months Ended
Dec. 31, 2012
Landfill Assets Disclosure [Abstract]
Landfill Assets [Table Text Block]
		December 31, 2012
	Cost	Accumulated amortization	Net book value

Landfill assets	$1,561,567	$597,847	$963,720

		December 31, 2011
	Cost	Accumulated amortization	Net book value

Landfill assets	$1,471,359	$512,567	$958,792

Other Assets and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets And Other Liabilities Disclosure [Abstract]
Schedule of Other Assets and Other Liabilities [Table Text Block]
	December 31
	2012	2011

Other assets
Fair value of commodity swaps	$1,151	$220
Fair value of commodity swaps designated as cash flow hedges	913	2,038
Fair value of interest rate swaps	-	5
Fair value of foreign currency exchange agreements	-	358
	2,064	2,621
Less current portion of other assets	1,573	1,972
	$491	$649

Other liabilities
Fair value of interest rate swaps	$3,754	$1,492
Fair value of interest rate swaps designated as cash flow hedges	-	4,099
Fair value of foreign currency exchange agreements	80	-
Deferred lease liabilities	1,267	1,301
Unfavourable lease arrangements	552	759
Contingent acquisition payables	1,009	1,566
Share based compensation	1,188	-
Other	843	1,751
	8,693	10,968
Less current portion of other liabilities	2,527	3,484
	$6,166	$7,484

Accrued Charges (Tables)	12 Months Ended
Dec. 31, 2012
Accruals Disclosure [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	December 31, 2012	December 31, 2011

Insurance	$29,040	$27,383
Payroll and related costs	28,745	43,334
Franchise and royalty fees	8,653	5,999
Interest	2,737	5,221
Provincial, federal and state sales taxes	4,542	5,738
Acquisition holdbacks and acquisition related costs	27,834	4,308
Environmental surcharges	7,990	7,268
Property taxes	141	544
Share based compensation	3,730	3,757
Other	18,116	20,944
	$131,528	$124,496

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule Of Long Term Debt [Table Text Block]
		December 31
	2012	2011

Senior secured term B facility, net of debt discount $2,440 (2011 - $nil)	$497,560	$-
Senior secured revolving credit	1,074,712	1,143,667
Senior secured debenture, series B	-	57,030
IRBs	109,000	109,000
Other	7,005	3,396
	1,688,277	1,313,093
Less current portion of long-term debt	6,907	1,500
	$1,681,370	$1,311,593

Schedule Of Long Term Debt, Credit Facility Details [Table Text Block]
	Term B facility - Euro based loans	Term B facility - U.S. based loans	Consolidated revolver - Euro based loans	Consolidated revolver - Bankers' Acceptances ("BA")/BA equivalents	Consolidated revolver - U.S. based/ Canadian prime rate loans	Letters of credit	Commitment fee

Interest rate basis	LIBOR	U.S. base prime	LIBOR	BA or BA equivalents plus 10 basis points	U.S. base or Canadian prime rate
Applicable margin	2.75%	1.75%
Floor	0.75%
Applicable margin - minimum			1.50%	1.50%	0.50%
Applicable margin - maximum			2.25%	2.25%	1.25%
Applicable margin - first 6 months			2.00%	2.00%	1.00%
Fee rate - minimum						1.50%	0.25%
Fee rate - maximum						2.25%	0.50%
Fee rate - first 6 months							0.375%
Frequency of payments	Monthly, in arrears	Quarterly, in arrears	In arrears, for applicable term	In advance, for applicable term	Quarterly, in arrears	Quarterly, in arrears	Quarterly, in arrears

Schedule Of Long Term Debt, Credit Facility Outstanding Amounts [Table Text Block]
Details of outstanding debt - credit facilities
	December 31
	2012	2011

Term B facility
Amount drawn	$500,000	$-
Interest rate applicable	3.50%	-

Consolidated revolver
Amount drawn	$1,074,712	$-
Letters of credit	$183,767	$-
Available	$591,521	$-
Amount drawn - Euro based loan	$543,000	$-
Interest rate applicable - Euro based loan	2.21%	-
Amount drawn - BAs	$527,691	$-
Interest rate applicable - BAs	3.28%	-
Amount drawn - Canadian prime rate loan	$4,021	$-
Interest rate applicable - Canadian prime rate loan	4.00%	-
Commitment - rate applicable	0.375%	-

U.S. facility
Amount drawn	$-	$800,500
Letters of credit	$-	$143,655
Available	$-	$178,345
Amount drawn - Euro based loan	$-	$795,000
Interest rate applicable - Euro based loan	-	2.52%
Amount drawn - U.S. based loan	$-	$5,500
Interest rate applicable - U.S. based loan	-	4.50%
Commitment - rate applicable	-	0.375%

Canadian facility (in Canadian dollars)
Amount drawn	$-	$349,000
Letters of credit	$-	$55,481
Available	$-	$120,519
Amount drawn - BAs	$-	$349,000
Interest rate applicable - BAs	-	2.20%
Commitment - rate applicable	-	0.50%

Schedule Of Long Term Debt, Debenture Details [Table Text Block]
Senior secured debenture, series B ("debenture")
Date issued	June 25, 2004
Amount issued (in Canadian dollars)	$58,000
Interest rate	7.015%
Maturity date	June 26, 2014
Frequency of interest payments	Quarterly, in arrears
Date interest payments commenced	September 26, 2004
Covenants	Same as Canadian facility

Schedule of Extinguishment of Debt [Table Text Block]
		December 31
	2012	2011

Excess over principal of cash paid for redemption of debenture	$5,198	$-
Write-off of deferred financing costs - debenture, U.S. and Canadian facility	11,726	-
Loss on extinguishment of debt	$16,924	$-

Schedule Of Long Term Debt, Industrial Revenue Bonds Details [Table Text Block]
IRB Facility	Date entered	Term, in years	Maturity	Availability	Interest rate basis	Frequency of interest payments	Date interest payments commenced	Security

2005 Seneca IRB Facility	Oct. 20, 2005	30	Oct. 1, 2035	$45,000	LIBOR less an applicable discount	Monthly, in arrears	Nov. 1, 2005	Guaranteed by IESI
PA IRB Facility	Nov. 16, 2006	22	Nov. 1, 2028	$35,000	LIBOR less an applicable discount	Monthly, in arrears	Dec. 1, 2006	Letter of credit equal to amount drawn
TX IRB Facility	Mar. 1, 2007	15	Apr. 1, 2022	$24,000	LIBOR less an applicable discount	Monthly, in arrears	May. 1, 2007	Letter of credit equal to amount drawn
2009 Seneca IRB Facility	Dec. 1, 2009	30	Dec. 31, 2039	$90,000	Securities Industry and Financial Markets Association Municipal Swap Index	Monthly, in arrears	Feb. 1, 2010	Letter of credit equal to amount drawn
IRB Facility Amendment						Amendment date	Amended interest rate basis	Term for amended interest rate basis, in years

2009 Seneca IRB Facility						Aug. 1, 2008	Fixed rate	5

Schedule Of Long Term Debt, Industrial Revenue Bonds Outstanding [Table Text Block]
	2012	2011

2005 Seneca IRB Facility
Amount drawn	$45,000	$45,000
Annual interest rate	6.625%	6.625%

PA IRB Facility
Amount drawn	$35,000	$35,000
Current daily interest rate	0.14%	0.15%

TX IRB Facility
Amount drawn	$24,000	$24,000
Current daily interest rate	0.13%	0.16%

2009 Seneca IRB Facility
Amount drawn	$5,000	$5,000
Amount restricted	$476	$452
Current daily interest rate	0.14%	0.18%

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
2013	$588
2014	617
2015	650
2016	683
2017	718
Thereafter	4,082
7,338
Less amount representing interest	2,449
Present value of minimum capital lease obligations	$4,889

Schedule of Maturities of Long-term Debt [Table Text Block]
2013	$6,142
2014	5,260
2015	4,643
2016	4,643
2017	1,079,355
Thereafter	583,345
$1,683,388

Landfill Closure and Post-Closure Costs (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Schedule Of Expected Timing Of Undiscounted Expenditures [Table Text Block]
December 31, 2012
Fair value of legally restricted assets	$9,885
Undiscounted closure and post-closure costs	$666,204
Credit adjusted risk free rates - Canadian segment landfills	4.6 - 9.5%
Credit adjusted risk free rates - U.S. segment landfills	4.5 - 7.2%
Expected timing of undiscounted landfill closure and post-closure expenditures
2013	$8,871
2014	11,219
2015	18,394
2016	7,438
2017	11,766
Thereafter	608,516
$666,204

Schedule of Change in Asset Retirement Obligation [Table Text Block]

	December 31
	2012	2011

Landfill closure and post-closure costs, beginning of the year	$101,502	$98,239
Provision for landfill closure and post-closure costs, during the year	13,925	13,008
Accretion of landfill closure and post-closure costs, during the year	5,240	5,071
Landfill closure and post-closure expenditures, during the year	(6,737)	(4,345)
Remediation liabilities acquired, during the year	200	-
Revisions to estimated cash flows, during the year	(1,630)	(9,803)
Foreign currency translation adjustment, for the year	652	(668)
	113,152	101,502
Less current portion of landfill closure and post-closure costs	8,871	9,468
Landfill closure and post-closure costs, end of year	$104,281	$92,034

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
		December 31
	2012	2011

Common shares
Common shares issued and outstanding, beginning of the year	118,041	121,430
Common shares issued on exercise of options, during the year	28	141
Common shares issued on exercise of warrants, during the year	-	67
Repurchase of common shares, during the year	(3,155)	(3,622)
Restricted common shares purchased, during the year	(50)	(185)
Restricted common shares forfeited, during the year	23	-
Restricted common shares vested, during the year	107	210
Common shares issued and outstanding, end of year	114,994	118,041

Restricted common shares
Restricted common shares issued and outstanding, beginning of year	252	277
Restricted common shares purchased, during the year	50	185
Restricted common shares forfeited, during the year	(23)	-
Restricted common shares vested, during the year	(107)	(210)
Restricted common shares issued and outstanding, end of year	172	252

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Foreign currency translation adjustment	Derivatives designated as cash flow hedges, net of income tax and settlements	Accumulated other comprehen- sive loss
December 31,2012
Balance, beginning of year	$(59,994)	$(1,757)	$(61,751)
Change, during the year	11,702	1,933	13,635
Balance, end of year	$(48,292)	$176	$(48,116)

December 31,2011
Balance, beginning of year	$(47,474)	$2,832	$(44,642)
Change, during the year	(12,520)	(4,589)	(17,109)
Balance, end of year	$(59,994)	$(1,757)	$(61,751)

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	December 31
	2012	2011

Net income (loss)	$94,357	$(196,136)
Net income (loss)	$94,357	$(196,136)

Weighted average number of shares, basic	116,178	120,683
Dilutive effect of share based options	-	-
Weighted average number of shares, diluted	116,178	120,683

Net income (loss) per weighted average share, basic	$0.81	$(1.63)
Net income (loss) per weighted average share, diluted	$0.81	$(1.63)
Issued and outstanding share based options	2,687	2,505

Schedule Of Warrants Rollforward [Table Text Block]
				December 31
	2012		2011
	Number of common shares issuable	Weighted average exercise price	Number of common shares issuable	Weighted average exercise price

Outstanding, beginning of year	-	$-	194	$13.89
Exercised, during the year	-	-	(194)	(13.89)
Expired, during the year	-	-	-	-
Outstanding, end of year	-	$-	-	$-

Changes in Non-Cash Working Capital Items (Tables)	12 Months Ended
Dec. 31, 2012
Changes in non-cash working capital items [Abstract]
Cash Flow, Operating Capital [Table Text Block]
		December 31
	2012	2011

Accounts receivable	$(8,683)	$1,314
Prepaid expenses	(7,278)	(4,230)
Accounts payable	(24,964)	9,568
Accrued charges	(18,595)	(24,813)
Income taxes recoverable and payable	(11,635)	(3,732)
Deferred revenues	1,357	(2,733)
Effect of foreign currency translation adjustments and other non-cash changes	1,141	(4,038)
	$(68,657)	$(28,664)

Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
				December 31
		2012		2011
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of year	2,505	$23.28	2,646	$21.23
Granted, during the year	210	$20.51	-	$-
Exercised, during the year	(28)	$(14.42)	(141)	$(16.02)
Forfeited, during the year	-	$-	-	$-
Expired, during the year	-	$-	-	$-
Outstanding, end of year	2,687	$23.59	2,505	$23.28
Options outstanding, exercisable	2,477		2,505
Weighted average grant date market value	$22.28		$20.68
Weighted average remaining contractual life (in years)	5.1		5.8

				December 31
			2012	2011

Share based compensation recovery			$(110)	$(6,808)
Unrecognized compensation costs for share based compensation			$1,070	$-
Share based compensation accrued			$3,730	$3,757

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2012	2011

Grant date - February 14, 2006
Dividend yield	2.8%	2.5%
Expected volatility	16.9%	20.9%
Risk free interest rate	1.0%	0.9%
Expected remaining life, stated in years	0.7	1.7
Fair value, per option (in Canadian dollars)	$0.01	$0.19

Grant date - August 25, 2008
Dividend yield	2.8%	2.5%
Expected volatility	22.2%	23.1%
Risk free interest rate	1.0%	0.9%
Expected remaining life, stated in years	1.2	2.2
Fair value, per option (in Canadian dollars)	$2.50	$2.26

Grant date - January 9, 2009
Dividend yield	2.8%	2.5%
Expected volatility	23.8%	22.3%
Risk free interest rate	1.1%	1.0%
Expected remaining life, stated in years	1.5	2.5
Fair value, per option (in Canadian dollars)	$2.82	$2.30

Grant date - November 11, 2010
Dividend yield	2.8%	2.5%
Expected volatility	22.2%	38.3%
Risk free interest rate	1.1%	1.2%
Expected remaining life, stated in years	3.0	4.0
Fair value, per option (in Canadian dollars)	$2.26	$4.20

Grant date - August 20, 2012
Dividend yield	2.8%	-
Expected volatility	36.4%	-
Risk free interest rate	1.2%	-
Expected remaining life, stated in years	4.3	-
Fair value, per option (in Canadian dollars)	$5.56	$-

Schedule of Unvested Restricted Stock Units Roll Forward [Table Text Block]
		December 31
	2012	2011

Outstanding, beginning of year	252	277
Granted, during the year	50	185
Vested, during the year	(107)	(210)
Forfeited, during the year	(23)	-
Outstanding, end of year	172	252
Weighted average remaining life	1.74	1.49
Restricted share expense	$2,034	$2,107

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]
2013	$915
2014	551
2015	65
2016	-
$1,531

Schedule of Nonvested Performance-based Units Activity [Table Text Block]
		2012		2011
	Number of PSUs	Weighted average grant date fair value	Number of PSUs	Weighted average grant date fair value

Outstanding, beginning of year	-	$-	-	$-
Granted, during the year	333	$20.04	-	$-
Vested, during the year	-	$-	-	$-
Forfeited, during the year	-	$-	-	$-
Outstanding, end of year	333	$20.04	-	$-

			2012	2011
PSU expense			$1,185	$-
Unrecognized compensation cost for PSU's			$2,218	$-
PSU compensation cost accrued			$1,188	$-

In calculating the fair value of the PSU's at December 31, the following weighted average assumptions were used:

			2012	2011

Grant date - March 16, 2012
Dividend yield			2.8%	-
Expected volatility			21.1%	-
Risk free interest rate			1.1%	-
Expected remaining life, stated in years			2.0	-
Fair value per PSU (in Canadian dollars)			$20.32	$-

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2013	$13,423
2014	10,664
2015	9,519
2016	8,283
2017	5,219
Thereafter	13,234
$60,342

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Lease
Year lease commenced		2004
Lease expiry date	September 30, 2014
Approximate annual lease cost (in Canadian dollars, recorded to selling, general and administration expenses)		$320

	December 31
	2012	2011
Investment in equity accounted investee
Charges (recorded to operating expenses)	$267	$295
Amounts owing to equity investee (included in accounts payable)	$32	$4
Unsecured promissory note issued December 6, 2010 (in Canadian dollars)	$750	$750
Interest income (recorded to interest expense)	$41	$41

Transportation services
Charges (recorded to operating expenses)	$3,714	$2,419
Amounts owing (included in accounts payable)	$63	$35

Consulting fees
Charges (recorded to selling, general and administration expenses)	$780	$-

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	December 31, 2012	December 31, 2011
Financial assets
Derivatives not designated in a hedging relationship
Current - commodity swaps	$660	$220
Long-term - commodity swaps	$491	$-
Current - foreign currency exchange agreements	$-	$289
Long-term - foreign currency exchange agreements	$-	$69
Long-term - interest rate swaps	$-	$5

Derivatives designated in a hedging relationship
Current - commodity swaps	$913	$1,463
Long-term - commodity swaps	$-	$575

Financial liabilities
Derivatives not designated in a hedging relationship
Current - interest rate swaps	$2,447	$1,492
Long-term - interest rate swaps	$1,307	$-
Current - foreign currency exchange agreements	$80	$-

Derivatives designated in a hedging relationship
Current - interest rate swaps	$-	$1,993
Long-term - interest rate swaps	$-	$2,106

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
			December 31, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Cash and cash equivalents	$29,940	$-	$-	$29,940
Funded landfill post-closure costs	9,885	-	-	9,885
Other assets - commodity swaps (designated in a hedging relationship)	-	-	913	913
Other assets - commodity swaps	-	-	1,151	1,151
Other liabilities - commodity swaps (designated in a
Other liabilities - interest rate swaps (designated in a
Other liabilities - interest rate swaps	-	(3,754)	-	(3,754)
Other liabilities - foreign currency exchange agreements	-	(80)	-	(80)
	$39,825	$(3,834)	$2,064	$38,055

			December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Cash and cash equivalents	$14,143	$-	$-	$14,143
Funded landfill post-closure costs	9,200	-	-	9,200
Other assets - commodity swaps (designated in a hedging relationship)	-	-	2,038	2,038
Other assets - commodity swaps	-	-	220	220
Other assets - interest rate swaps	-	5	-	5
Other assets - foreign currency exchange agreements	-	358	-	358
Other liabilities - interest rate swaps (designated in a hedging relationship)	-	(4,099)	-	(4,099)
Other liabilities - interest rate swaps	-	(1,492)	-	(1,492)
	$23,343	$(5,228)	$2,258	$20,373

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

	December 31
	2012	2011

Balance, beginning of year	$2,258	$3,801
Realized gains included in the statement of operations, during the year	513	1,242
Unrealized gains (losses) included in the statement of operations, during the year	928	(324)
Unrealized losses included in accumulated other comprehensive loss, during the year	(1,126)	(1,215)
Settlements	(513)	(1,242)
Foreign currency translation adjustment	4	(4)
Balance, end of year	$2,064	$2,258

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss) [Table Text Block]

	December 31
	2012	2011

Derivatives designated as cash flow hedges, net of income tax
Other comprehensive income (loss), interest rate swaps	$3,854	$(2,478)
Other comprehensive loss, commodity swaps	(2,250)	(3,312)
Total other comprehensive income (loss), net of income tax	$1,604	$(5,790)

Schedule Of Commodity Swap Derivative Instruments United States [Table Text Block]
U.S. fuel hedges
Date entered	Notional amount (gallons per month expressed in gallons)	Diesel rate paid (expressed in dollars)	Diesel rate received variable	Effective date	Expiration date

October 29, 2008	62,500	$3.69	Diesel Fuel Index	July 1, 2009	October 31, 2013
June 1, 2009	170,000	$2.34	NYMEX Heating Oil Index	January 1, 2013	May 31, 2013
June 21, 2012	150,000	$3.62	Diesel Fuel Index	January 1, 2015	December 31, 2015
May 9, 2012	150,000	$3.94	Diesel Fuel Index	January 1, 2013	December 31, 2013
May 24, 2012	150,000	$3.82	Diesel Fuel Index	January 1, 2013	December 31, 2013
June 1, 2012	300,000	$3.74	Diesel Fuel Index	January 1, 2013	December 31, 2013
June 1, 2012	62,500	$3.69	Diesel Fuel Index	November 1, 2013	June 30, 2014
May 9, 2012	150,000	$3.85	Diesel Fuel Index	January 1, 2014	December 31, 2014
May 24, 2012	150,000	$3.79	Diesel Fuel Index	January 1, 2014	December 31, 2014
June 1, 2012	300,000	$3.73	Diesel Fuel Index	January 1, 2014	December 31, 2014
June 1, 2012	150,000	$3.72	Diesel Fuel Index	January 1, 2015	December 31, 2015

Schedule Of Commodity Swap Derivative Instruments Canada [Table Text Block]
Canadian fuel hedges
Date entered	Notional amount (litres per month expressed in litres)	Diesel rate paid (expressed in C$)	Diesel rate received variable	Effective date	Expiration date

May 9, 2012	260,000	$0.61	NYMEX WTI Index	January 1, 2013	December 31, 2014
May 23, 2012	260,000	$0.60	NYMEX WTI Index	January 1, 2013	December 31, 2014
June 4, 2012	520,000	$0.76	NYMEX Heating Oil Index	January 1, 2013	December 31, 2013
June 4, 2012	520,000	$0.57	NYMEX WTI Index	January 1, 2014	December 31, 2014
June 4, 2012	520,000	$0.57	NYMEX WTI Index	January 1, 2015	December 31, 2015

Schedule Of Interest Rate Swap Derivative Instruments [Table Text Block]
Interest rate swaps
Date entered	Notional amount	Fixed interest rate (plus applicable margin)	Variable interest rate received	Effective date	Expiration date

October 26, 2010	$160,000	1.07%	0.23%	November 2, 2010	July 2, 2014
March 25, 2011	$60,000	1.61%	0.23%	April 4, 2011	July 2, 2014
June 29, 2011	$30,000	1.13%	0.23%	July 5, 2011	July 2, 2014
October 4, 2011	$45,000	*	*	October 4, 2011	April 4, 2013
Note:
(*) This interest rate swap agreement is based on LIBOR with an interest rate cap of 3.0%.

Schedule Of Foreign Exchange Derivative Instruments [Table Text Block]
Foreign currency exchange agreements
Date entered	U.S. dollars purchased	Foreign currency exchange rate	Effective date

October 28, 2011	$4,000	1.0057	January 15, 2013
February 29, 2012	$4,000	0.9998	April 15, 2013
August 9, 2012	$4,300	1.0054	July 15, 2013

Derivative Contractual Obligation Fiscal Year Maturity Schedule [Table Text Block]
				December 31, 2012
		Payments due
	Total	Less than 1 year	1-3 years	4-5 years	After 5 years

Derivative
Interest rate swaps	$3,788	$2,523	$1,265	$-	$-
Foreign currency exchange agreements	$12,300	$12,300	$-	$-	$-

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]

	December 31
	2012	2011

Net loss (gain) on financial instruments
Funded landfill post-closure costs	$(59)	$(89)
Interest rate swaps	2,269	(4,851)
Fuel hedges	(928)	324
Foreign currency exchange agreements	443	(368)
	$1,725	$(4,984)

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
		December 31
	2012	2011

Income (loss) before income taxes	$161,520	$(146,292)
Income tax expense (recovery) at the combined basic rate	53,655	(55,354)
Large corporation and state tax	3,300	2,523
Withholding tax on foreign dividends	3,112	2,105
Tax on other non-deductible expenses	2,369	1,306
Net revisions to certain tax bases and tax rates	1,870	433
Goodwill impairment	-	99,109
Other	2,816	(374)
Income tax expense	$67,122	$49,748

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
		December 31
	2012	2011

Deferred income tax assets
Unutilized tax loss carryforwards	$79,764	$75,995
Deferred financing costs and offering expenses	677	2,973
Foreign tax credits available for carryforward	14,567	14,567
Accounting provisions not currently deductible for tax	54,532	51,453
Tax value of intangibles and landfill assets in excess of carrying value	18,475	27,943
Other	643	768
Valuation allowance	(18,267)	(18,267)
	150,391	155,432

Deferred income tax liabilities
Carrying value of capital assets in excess of tax value	81,855	55,717
Carrying value of intangibles and landfill assets in excess of tax value	166,109	170,389
Other	6,222	5,560
	254,186	231,666
Net deferred income tax liabilities	$103,795	$76,234

Canada	$38,231	$42,348
U.S.	65,564	33,886
Net deferred income tax liabilities	$103,795	$76,234

Schedule Of Income Tax Domestic And Foreign [Table Text Block]
	2012	2011
Income (loss) before income taxes and net loss from equity accounted investee
Canada	$108,289	$127,991
U.S.	53,231	(274,283)
	$161,520	$(146,292)

Current income tax expense
Canada	$44,894	$43,669
U.S.	4,387	3,764
	49,281	47,433

Deferred income tax expense (recovery)
Canada	(7,921)	(7,489)
U.S.	25,762	9,804
	17,841	2,315
Total income tax expense	$67,122	$49,748

Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule Of Segment Reporting Income Statement Information By Segment [Table Text Block]

		December 31
	2012	2011
Revenues
Canada	$776,814	$757,594
U.S. south	780,331	723,315
U.S. northeast	339,596	359,187
Corporate	-	-
	$1,896,741	$1,840,096

Revenues less operating and selling, general and administration expense
Canada	$278,461	$280,408
U.S. south	217,077	211,429
U.S. northeast	71,526	89,542
Corporate	(55,827)	(53,950)
	$511,237	$527,429

Amortization
Canada	$103,112	$100,516
U.S. south	110,172	99,126
U.S. northeast	57,501	54,041
Corporate	3,333	3,383
	$274,118	$257,066

Restructuring expenses	$-	$1,609
Goodwill impairment	$-	$360,557
Net gain on sale of capital assets	$(592)	$(3,412)

Operating income (loss)	$237,711	$(88,391)

Schedule of Segment Reporting Information, by Segment [Table Text Block]
				December 31, 2012
	Canada	U.S. south	U.S. northeast	Corporate	Total

Goodwill	$409,296	$421,108	$98,710	$-	$929,114
Capital assets	$379,095	$421,374	$118,210	$8,839	$927,518
Landfill assets	$207,485	$404,403	$351,832	$-	$963,720
Total Assets	$1,283,434	$1,461,817	$684,959	$45,351	$3,475,561

				December 31, 2011
	Canada	U.S. south	U.S. northeast	Corporate	Total

Goodwill	$372,596	$350,126	$51,687	$-	$774,409
Capital assets	$296,397	$364,396	$105,034	$10,231	$776,058
Landfill assets	$221,660	$397,293	$339,839	$-	$958,792
Total Assets	$1,145,143	$1,301,687	$587,931	$42,843	$3,077,604

Summary of Significant Accounting Policies (Intangibles) (Details)	12 Months Ended
Dec. 31, 2012
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Method	Estimated contract term net of attrition
Minimum [Member] | Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Minimum [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Minimum [Member] | Transfer Station Permits [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum [Member] | Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Maximum [Member] | Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	12 years
Maximum [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Maximum [Member] | Transfer Station Permits [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	25 years
Maximum [Member] | Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	13 years

Summary of Significant Accounting Policies (Capital) (Details)	12 Months Ended
Dec. 31, 2012
Minimum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Minimum [Member] | Vehicles And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Containers And Compactors [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Furniture Fixtures And Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Maximum [Member] | Vehicles And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Containers And Compactors [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Furniture Fixtures And Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years

Summary of Significant Accounting Policies (Landfill Closure and Post-Closure) (Details)	Dec. 31, 2012	Dec. 31, 2011
Canada
Asset Retirment Obligations Rate [Line Items]
Asset Retirement Obligations Inflation Rate	2.00%	2.00%
UNITED STATES
Asset Retirment Obligations Rate [Line Items]
Asset Retirement Obligations Inflation Rate	2.50%	2.50%
Minimum [Member] | Canada
Asset Retirment Obligations Rate [Line Items]
Asset Retirement Obligations Credit Adjusted Risk Free Rate	4.60%	4.60%
Minimum [Member] | UNITED STATES
Asset Retirment Obligations Rate [Line Items]
Asset Retirement Obligations Credit Adjusted Risk Free Rate	4.50%	4.50%
Maximum [Member] | Canada
Asset Retirment Obligations Rate [Line Items]
Asset Retirement Obligations Credit Adjusted Risk Free Rate	9.50%	9.50%
Maximum [Member] | UNITED STATES
Asset Retirment Obligations Rate [Line Items]
Asset Retirement Obligations Credit Adjusted Risk Free Rate	7.20%	7.20%

Summary of Significant Accounting Policies (Misc) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Advertising Expense	$ 3,515	$ 3,412
Accrued insurance, lower range of self-insurance claim covered by stop-loss insurance coverage	250
Accrued insurance, upper range of self-insurance claim covered by stop-loss insurance coverage	$ 500

Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Number of business acquisitions, purchase of outstanding shares	7	2
Number of Business Acquisitions, purchase of assets	12	12
Business Combination, Reason for Business Combination	The Company considers each of these acquisitions a “tuck-in”. Tuck-ins represent the acquisition of solid waste collection and or disposal operations in markets where the Company has existing operations. Goodwill arising from these tuck-in acquisitions is largely attributable to assembled workforces and to expected synergies resulting from personnel and operating overhead reductions, disposal or collection advantages or the deployment of market focused strategies.
Purchase Price Allocation, Status	preliminary allocation to the fair value of net assets acquired
Cash consideration, including holdbacks (as applicable)	$ 308,314	$ 148,272
Purchase Price Allocation, Cash and Cash Equivalents	717	0
Purchase Price Allocation, Receivables	18,176	6,315
Purchase Price Allocation, Intangible Assets	79,730	37,262
Purchase Price Allocation, Goodwill	146,702	57,976
Purchase Price Allocation, Capital Assets	90,396	43,449
Purchase Price Allocation, Landfill Assets	0	0
Purchase Price Allocation, Accounts Payable	(17,059)	(5,205)
Purchase Price Allocation, Deferred Revenue	0	0
Purchase Price Allocation, Long-term Debt	(2,628)	0
Purchase Price Allocation, Asset Retirement Obligations and Remediation Liabilities	(200)	0
Purchase Price Allocation, Deferred Taxes Asset (Liability), Net	(7,520)	8,475
Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount	99,777	51,699
Aggregate cash consideration (excluding holdbacks and contingent consideration)	281,970	139,683
Business Acquisition, Transaction Costs	2,507	1,880
Contingent Consideration Paid For Acquisitions Closed Prior Years	343	174
Acquisition Holdbacks	25,627	8,589
Additional Cash Consideration - Section 338(h) Election		5,237
Change to Goodwill - Section 338(h) Election		6,433
Change to Deferred Income Tax Liabilities - Section 338(h) Election		11,670
Canada
Business Acquisition [Line Items]
Number of business acquisitions, purchase of outstanding shares	2	1
Number of Business Acquisitions, purchase of assets	4	2
Cash consideration, including holdbacks (as applicable)	69,271	3,602
Purchase Price Allocation, Goodwill	28,167	2,139
United States South [Member]
Business Acquisition [Line Items]
Number of business acquisitions, purchase of outstanding shares	1	1
Number of Business Acquisitions, purchase of assets	7	7
Cash consideration, including holdbacks (as applicable)	145,766	128,781
Purchase Price Allocation, Goodwill	71,512	48,884
United States Northeast [Member]
Business Acquisition [Line Items]
Number of business acquisitions, purchase of outstanding shares	4	0
Number of Business Acquisitions, purchase of assets	1	3
Cash consideration, including holdbacks (as applicable)	93,277	15,889
Purchase Price Allocation, Goodwill	$ 47,023	$ 6,953

Allowance For Doubtful Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of year	$ 5,250	$ 5,603
Additions to the allowance for doubtful accounts, during the year	5,594	4,643
Written off, uncollectible, during the year	(5,774)	(5,463)
Recoveries, during the year	869	503
Foreign currency translation adjustment, during the year	41	(36)
Balance at end of year	$ 5,980	$ 5,250

Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash Disclosure [Abstract]
Restricted cash	$ 476	$ 452
Restricted Cash and Cash Equivalent Item, Description	cash is restricted to fund a portion of landfill construction activities and equipment and container expenditures in the Company’s U.S. northeast operations.

Intangibles (Schedule) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Cost	$ 576,020	$ 489,568
Accumulated Amortization	288,173	231,837
Net book value	287,847	257,731
Additions	80,833	37,262
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	249,308	221,283
Accumulated Amortization	150,337	129,948
Net book value	98,971	91,335
Additions	23,675	10,812
Weighted average amortization period of additions	3 years 9 months 29 days	3 years 8 months 19 days
Adjustments to fair value of intangibles acquired in prior periods	572
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	247,553	205,324
Accumulated Amortization	104,833	78,162
Net book value	142,720	127,162
Additions	42,221	18,944
Weighted average amortization period of additions	6 years 7 months 6 days	7 years 4 months 9 days
Adjustments to fair value of intangibles acquired in prior periods	531
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	31,602	24,732
Accumulated Amortization	20,932	14,903
Net book value	10,670	9,829
Additions	6,990	7,173
Weighted average amortization period of additions	4 years 6 months 14 days	3 years 10 months 6 days
Transfer Station Permits [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	34,415	27,622
Accumulated Amortization	6,837	5,324
Net book value	27,578	22,298
Additions	5,570	250
Weighted average amortization period of additions	20 years 0 months 0 days	20 years 0 months 0 days
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	13,142	10,607
Accumulated Amortization	5,234	3,500
Net book value	7,908	7,107
Additions	$ 2,377	$ 83
Weighted average amortization period of additions	3 years 8 months 1 day	2 years 0 months 0 days

Intangibles (Remaining Amortization) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	$ 59,233
2014	53,548
2015	43,443
2016	38,708
2017	33,077
Thereafter	59,838
Total	$ 287,847	$ 257,731

Goodwill (Schedule) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Goodwill at beginning of year	$ 1,134,966	$ 1,081,868
Accumulated impairment loss at beginning of year	(360,557)	0
Goodwill balance at beginning of year, net	774,409	1,081,868
Goodwill impairment recognized, during the year	0	(360,557)
Goodwill recognized on acquisitions, during the year	146,702	57,976
Goodwill recognized in respect of prior period acquisitions, during the year	(530)	3,549
Foreign currency exchange adjustment, during the year	8,533	(8,427)
Goodwill at end of year	1,289,671	1,134,966
Accumulated impairment loss at end of year	(360,557)	(360,557)
Goodwill balance at end of year, net	929,114	774,409
Canada
Goodwill [Roll Forward]
Goodwill at beginning of year	372,596	378,884
Accumulated impairment loss at beginning of year	0	0
Goodwill balance at beginning of year, net	372,596	378,884
Goodwill impairment recognized, during the year	0	0
Goodwill recognized on acquisitions, during the year	28,167	2,139
Goodwill recognized in respect of prior period acquisitions, during the year	0	0
Foreign currency exchange adjustment, during the year	8,533	(8,427)
Goodwill at end of year	409,296	372,596
Accumulated impairment loss at end of year	0	0
Goodwill balance at end of year, net	409,296	372,596
United States South [Member]
Goodwill [Roll Forward]
Goodwill at beginning of year	350,126	297,077
Accumulated impairment loss at beginning of year	0	0
Goodwill balance at beginning of year, net	350,126	297,077
Goodwill impairment recognized, during the year	0	0
Goodwill recognized on acquisitions, during the year	71,512	48,884
Goodwill recognized in respect of prior period acquisitions, during the year	(530)	4,165
Foreign currency exchange adjustment, during the year	0	0
Goodwill at end of year	421,108	350,126
Accumulated impairment loss at end of year	0	0
Goodwill balance at end of year, net	421,108	350,126
United States Northeast [Member]
Goodwill [Roll Forward]
Goodwill at beginning of year	412,244	405,907
Accumulated impairment loss at beginning of year	(360,557)	0
Goodwill balance at beginning of year, net	51,687	405,907
Goodwill impairment recognized, during the year	0	(360,557)
Goodwill recognized on acquisitions, during the year	47,023	6,953
Goodwill recognized in respect of prior period acquisitions, during the year	0	(616)
Foreign currency exchange adjustment, during the year	0	0
Goodwill at end of year	459,267	412,244
Accumulated impairment loss at end of year	(360,557)	(360,557)
Goodwill balance at end of year, net	$ 98,710	$ 51,687

Goodwill (Misc) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill Disclosure [Abstract]
Accrued Goodwill Contingent Consideration	$ 0	$ 0
Adjustments To Preliminary Goodwill Fair Value Allocations	$ (873)	$ 3,375

Goodwill (Impairment) (Details) (United States Northeast [Member])	0 Months Ended
	Sep. 30, 2011	Apr. 30, 2011
Goodwill Impairment [Line Items]
Circumstances Leading to Impairment	The impairment charge recorded in 2011 was a reflection of continued deteriorating economic conditions and heightened competition for volumes which are constrained in the Company’s U.S. northeast reporting unit.
Goodwill, Impaired, Method for Fair Value Determination	In determining fair value, the Company utilized a discounted future cash flow approach. The Company concluded that the discounted future cash flow approach to determine fair value was the most appropriate for the following reasons: quoted market prices for the sale of a similar basket of assets, liabilities, revenues and expenses were not readily available, prices for the sale of a comparable business of the same size and composition of operations was not readily available and finally, the Company employs the discounted future cash flow approach when it values and acquires companies and therefore believes that a market place participant would apply a similar approach. The Company also calculated fair value applying the market multiple approach. The fair value calculated applying the market approach was compared to the results calculated applying the discounted cash flow approach as a measure of reasonability.
Fair Value Inputs, Long-term Revenue Growth Rate	2.00%	3.00%
Revenue Less Operating and Selling, General and Administration Expense Margin	24.20%	24.20%
Income Tax Rate	40.00%	40.00%
Discount Rate	8.90%	8.09%
Margin Expansion	0.00%	0.10%
Maximum [Member]
Goodwill Impairment [Line Items]
Capital And Landfill Expenditures as a Percentage to Revenue	13.20%	13.20%
Minimum [Member]
Goodwill Impairment [Line Items]
Capital And Landfill Expenditures as a Percentage to Revenue	9.00%	9.00%
Annual Change [Member]
Goodwill Impairment [Line Items]
Capital And Landfill Expenditures as a Percentage to Revenue	(0.50%)	(0.50%)

Deferred Financing Costs (Schedules) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Finance Costs [Abstract]
Cost	$ 21,543	$ 38,452
Accumulated amortization	1,483	18,469
Net book value	20,060	19,983
Deferred Financing Cost Amortization	5,665	6,035
Write-off of deferred financing costs	$ 11,726	$ 0

Deferred Financing Costs (Remaining Amortization) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Finance Costs Future Amortization Expense [Abstract]
2013	$ 3,475
2014	3,475
2015	3,475
2016	3,475
2017	2,974
Thereafter	3,186
Net book value	$ 20,060	$ 19,983

Capital Assets (Schedule) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 1,568,437	$ 1,294,338
Accumulated amortization	640,919	518,280
Net book value	927,518	776,058
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	146,044	129,582
Accumulated amortization	0	0
Net book value	146,044	129,582
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	251,157	189,859
Accumulated amortization	55,100	43,146
Net book value	196,057	146,713
Vehicles And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	814,371	664,157
Accumulated amortization	389,810	315,971
Net book value	424,561	348,186
Containers And Compactors [Member]
Property, Plant and Equipment [Line Items]
Cost	325,212	284,720
Accumulated amortization	173,314	141,497
Net book value	151,898	143,223
Furniture Fixtures And Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	31,653	26,020
Accumulated amortization	22,695	17,666
Net book value	$ 8,958	$ 8,354

Capital Assets (Capitalized Interest) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Capitalized Interest, Capital Assets	$ 391	$ 12

Capital Assets (Assets Under Capital Lease) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 754	$ 0
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 3,060	$ 0

Landfill Assets (Schedule) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Landfill Assets Disclosure [Abstract]
Cost	$ 1,561,567	$ 1,471,359
Accumulated amortization	597,847	512,567
Net book value	$ 963,720	$ 958,792

Landfill Assets (Capitalized Interest) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Landfill Assets Disclosure [Abstract]
Capitalized Interest, Landfill Assets	$ 1,518	$ 1,471

Other Assets and Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Abstract]
Fair value of commodity swaps - assets	$ 1,151	$ 220
Fair value of commodity swaps designated as cash flow hedges - assets	913	2,038
Fair value of interest rate swaps - assets	0	5
Fair value of interest rate swaps designated as cash flow hedges - assets	0	0
Fair value of foreign currency exchange agreements - assets	0	358
Total other assets	2,064	2,621
Current portion of other assets	1,573	1,972
Total long-term other assets	491	649
Other Liabilities [Abstract]
Fair value of interest rate swaps - liabilities	3,754	1,492
Fair value of interest rate swaps designated as cash flow hedges - liabilities	0	4,099
Fair value of commodity swaps - liabilities	0	0
Fair value of commodity swaps designated as cash flow hedges - liabilities	0	0
Fair value of foreign currency exchange agreements - liabilities	80	0
Deferred lease liabilities	1,267	1,301
Unfavourable lease arrangements	552	759
Contingent acquisition payables	1,009	1,566
Deferred compensation	1,188	0
Other	843	1,751
Total other liabilities	8,693	10,968
Current portion of other liabilities	2,527	3,484
Total long-term other liabilities	$ 6,166	$ 7,484

Accrued Charges (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accruals Disclosure [Abstract]
Insurance	$ 29,040	$ 27,383
Payroll and related costs	28,745	43,334
Franchise and royalty fees	8,653	5,999
Interest	2,737	5,221
Provincial, federal and state sales taxes	4,542	5,738
Acquisition and related costs	27,834	4,308
Environmental surcharges	7,990	7,268
Property taxes	141	544
Share based compensation	3,730	3,757
Other	18,116	20,944
Accrued charges	$ 131,528	$ 124,496

Long-Term Debt (Components) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of Debt [Abstract]
Senior secured term B facility	$ 497,560	$ 0
Revolving credit facilities	1,074,712	1,143,667
Senior secured debenture, series B	0	57,030
IRBs	109,000	109,000
Other long-term debt	7,005	3,396
Total long-term debt	1,688,277	1,313,093
Less current portion of long-term debt	6,907	1,500
Non-current portion of long-term debt	1,681,370	1,311,593
Unamortized debt discount	$ 2,440	$ 0

Long-Term Debt (Credit Facilities) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Consolidated Facility (Term B and Consolidated Revolver) [Member]	Dec. 31, 2012 Term B Facility [Member] USD ($)	Dec. 31, 2012 Consolidated Revolver [Member] USD ($)	Dec. 31, 2012 U.S. Revolver [Member] USD ($)	Dec. 31, 2012 Canadian Revolver [Member] CAD
Credit Facility Details [Line Items]
Initiation Date		Oct 24, 2012	Oct 24, 2012		Jul 2, 2010
Maturity Date		Oct 24, 2019	Oct 24, 2017	Jul 2, 2014	Jul 2, 2014
Use of Funds	Proceeds from the consolidated facility were used to refinance previously existing indebtedness and may be used for permitted acquisitions, as defined by the agreement, capital expenditures, working capital, letters of credit and for general corporate purposes.			Monies from the U.S. facility were available for permitted acquisitions, subject to certain restrictions, capital expenditures, refinancing existing indebtedness, working capital, letters of credit and for general corporate purposes.	Monies from the Canadian facility were available for general corporate purposes, including permitted acquisitions, subject to certain restrictions.
Description	Effective October 24, 2012, the Company entered into a Credit Agreement (the “consolidated facility”) and concurrently repaid all outstanding indebtedness under its pre-existing Canadian and U.S revolving credit facilities and its series B, senior secured debenture. The borrower under the consolidated facility is Progressive Waste Solutions Ltd. and the facility is guaranteed by all subsidiaries of Progressive, excluding certain subsidiaries as permitted by the consolidated facility.	The term B facility is subject to an amortization schedule with all final payment amounts outstanding, plus accrued interest, being payable in full at maturity. The term B facility is subject to principal amortization of one percent per annum and payable quarterly commencing in March 2013. The term B facility is also subject to mandatory prepayment conditions, which include net cash proceeds from the sale of assets, the issuance of additional indebtedness that does not constitute permitted indebtedness and a percentage of excess cash flow, all of which are subject to various conditions.	Amounts drawn under the consolidated revolver are repayable in full at maturity.	On July 7, 2011, the Company entered into a second amendment to its Amended and Restated Senior Secured Revolving Credit Facility (the “U.S. facility”) on behalf of IESI Corporation (“IESI”), an indirect wholly owned subsidiary of the Company.	Effective July 2, 2010, the Company entered into a Sixth Amended and Restated Credit Facility Agreement in Canada (the “Canadian facility”) on behalf of BFI Canada Inc. (“BFI”), an indirect wholly owned subsidiary of the Company.
Maximum Borrowing Capacity			$ 1,850,000	$ 1,077,500	525,000
Accordion Feature			750,000	255,000	125,000
Total Commitment				1,250,000
Amendment Date				Jul 7, 2011	Jul 15, 2011
Amended Total Commitment				1,377,500
Maximum Borrowing Capacity Increase				45,000
Amended Maximum Borrowing Capacity				1,122,500
Date Accordion Feature Exercised				Jul 20, 2012	Jul 19, 2012
New Maximum Borrowing Capacity with Accordion Exercise				1,253,600	595,000
New Accordion Feature				123,900	55,000
Currency					Canadian
Term B Facility, Funds Available		$ 500,000
Security	The Company is required to provide its consolidated facility lenders with a first priority perfected security interest in all the present and future assets of it and its subsidiaries, save for the excluded subsidiaries, and excluding real estate and certain other equipment unless requested by the lenders, including all present and future intercompany indebtedness and a pledge of all of the equity interests in each of the Company’s direct and indirect subsidiaries, subject to certain conditions.			Security under the U.S. facility represented an interest over all assets of the U.S. operating companies and a pledge of the U.S. operating entities equity.	Security under the Canadian facility represented a first priority perfected security interest over all personal and real property of the Canadian operating companies and a pledge of the Canadian operating entities equity held by the Canadian parent.
Covenant Description	The consolidated facility permits a maximum consolidated total funded debt to four-quarter consolidated EBITDA ratio (“leverage ratio”) of four times, as defined therein. In the event the Company delivers to its lenders a corporate credit rating from Standard & Poor’s or Moody’s of at least BBB-/Baa3 (with a stable outlook or better), the Company may elect to have the security interests of the lenders terminated, provided the term B facility is repaid in full, at which time the maximum leverage ratio declines to three and one half times. The leverage ratio increases to four and one half times if the Company obtains unsecured indebtedness in an aggregate amount of not less than $250,000 and remains at this ratio for as long as the unsecured indebtedness remains outstanding. The consolidated facility also requires a minimum four quarter consolidated EBITDA to consolidated interest expense ratio (“interest coverage ratio”) of two and one half times, subject to certain conditions, and two and three quarter times if the Company elects to have the security interests of the lenders terminated.			Financial covenants under the U.S. facility permitted a maximum total funded debt to rolling four-quarter EBITDA ratio of 4.5 times and a maximum senior secured debt to rolling four-quarter EBITDA ratio of 3.5 times had the Company borrowed an amount no less than $150,000 and loaned these borrowings to IESI. Other covenants included a minimum rolling four-quarter EBITDA to interest expense ratio of 2.5 times and a capital expenditure maximum of 1.1 times actual deprecation and landfill depletion expense for any fiscal year. The U.S. facility required that IESI maintain interest rate hedges at fixed rates for at least 40% of the total funded debt, as defined therein. In addition, the U.S. facility precluded IESI from paying dividends if their funded debt to EBITDA ratio exceeded 3.9 times but increased to 4.4 times had IESI received monies from Company borrowings. The U.S. facility was also modified to allow IESI to be in compliance with the requirement to maintain interest rate hedges at fixed rates for at least 40% of total funded debt so long as its’ in place interest rate hedges were not more than $10,000 under than the hedging requirement at the 40% test and the test is performed quarterly.	Financial covenants included a maximum funded debt to EBITDA ratio, as defined and calculated in accordance with the terms of the Canadian facility, of 3.0 times. The funded debt to EBITDA ratio covenant expanded to a maximum of 3.25 times for a period of two quarters following the completion of an acquisition which exceeds C$75,000.
Extinguishment Date				Oct 24, 2012	Oct 24, 2012

Long-Term Debt (Credit Facility Pricing) (Details)	Dec. 31, 2012 Term B Facility [Member]	Dec. 31, 2012 Term B Facility [Member] Euro Based Loans [Member]	Dec. 31, 2012 Term B Facility [Member] U.S. Based Loans [Member]	Dec. 31, 2012 Consolidated Revolver [Member]	Dec. 31, 2012 Consolidated Revolver [Member] Minimum [Member]	Dec. 31, 2012 Consolidated Revolver [Member] Maximum [Member]	Dec. 31, 2012 Consolidated Revolver [Member] First Six Months [Member]	Dec. 31, 2012 Consolidated Revolver [Member] Euro Based Loans [Member]	Dec. 31, 2012 Consolidated Revolver [Member] U.S. Based Loans [Member]	Dec. 31, 2012 Consolidated Revolver [Member] Bankers' Acceptances [Member]	Dec. 31, 2012 Consolidated Revolver [Member] Canadian Prime Rate Loans [Member]	Dec. 31, 2012 Consolidated Revolver [Member] Letters of Credit [Member]	Dec. 31, 2011 U.S. Revolver [Member] Minimum [Member]	Dec. 31, 2011 U.S. Revolver [Member] Maximum [Member]	Dec. 31, 2011 U.S. Revolver [Member] Decline [Member]	Dec. 31, 2011 U.S. Revolver [Member] Euro Based Loans [Member]	Dec. 31, 2011 U.S. Revolver [Member] U.S. Based Loans [Member]	Dec. 31, 2011 U.S. Revolver [Member] Letters of Credit [Member]	Dec. 31, 2011 Canadian Revolver [Member] Minimum [Member]	Dec. 31, 2011 Canadian Revolver [Member] Maximum [Member]	Dec. 31, 2011 Canadian Revolver [Member] Decline [Member]	Dec. 31, 2011 Canadian Revolver [Member] Bankers' Acceptances [Member]	Dec. 31, 2011 Canadian Revolver [Member] Canadian Prime Rate Loans [Member]	Dec. 31, 2011 Canadian Revolver [Member] Letters of Credit [Member]
Credit Facility Pricing [Line Items]
Interest Rate Basis		LIBOR	U.S. base prime					LIBOR	U.S. base or Canadian prime rate	BA or BA equivalents plus 10 basis points	U.S. base or Canadian prime rate					LIBOR	U.S. bank prime					BA	Canadian bank prime
Applicable Margin		2.75%	1.75%
Floor rate		0.75%
Applicable Margin - Minimum								1.50%	0.50%	1.50%	0.50%					1.75%	0.75%					1.50%	0.50%
Applicable Margin - Maximum								2.25%	1.25%	2.25%	1.25%					2.50%	1.50%					2.75%	1.75%
Applicable Margin - First Six Months								2.00%	1.00%	2.00%	1.00%
Applicable Margin - Decline Due to Amendment																0.75%	0.75%					0.63%	0.63%
Applicable Margin - Increase in Event of Default	2.00%			2.00%
Frequency of Payments		Monthly, in arrears	Quarterly, in arrears					In arrears, for applicable term	Quarterly, in arrears	In advance, for applicable term	Quarterly, in arrears	Quarterly, in arrears
Fronting Fee																		0.13%
Financial Letters of Credit - Minimum Fee												1.50%						1.75%						1.50%
Financial Letters of Credit - Maximum Fee												2.25%						2.50%						2.75%
Financial Letters of Credit - Decline Due to Amendment																		0.75%						0.63%
Non-Financial Letters of Credit - Minimum Fee																								1.00%
Non-Financial Letters of Credit - Maximum Fee																								1.83%
Non-Financial Letters of Credit - Decline Due to Amendment																								0.41%
Commitment Fee					0.25%	0.50%	0.38%						0.25%	0.50%	0.13%				0.38%	0.69%	0.15%
Commitment Fee, Frequency of Payment				Quarterly, in arrears

Long-Term Debt (Credit Facility Details) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Term B Facility [Member] USD ($)	Dec. 31, 2011 Term B Facility [Member] USD ($)	Dec. 31, 2012 Consolidated Revolver [Member] USD ($)	Dec. 31, 2011 Consolidated Revolver [Member] USD ($)	Dec. 31, 2012 Consolidated Revolver [Member] Euro Based Loans [Member] USD ($)	Dec. 31, 2011 Consolidated Revolver [Member] Euro Based Loans [Member] USD ($)	Dec. 31, 2012 Consolidated Revolver [Member] U.S. Based Loans [Member] USD ($)	Dec. 31, 2011 Consolidated Revolver [Member] U.S. Based Loans [Member] USD ($)	Dec. 31, 2012 Consolidated Revolver [Member] Bankers' Acceptances [Member] USD ($)	Dec. 31, 2011 Consolidated Revolver [Member] Bankers' Acceptances [Member] USD ($)	Dec. 31, 2012 Consolidated Revolver [Member] Canadian Prime Rate Loans [Member] USD ($)	Dec. 31, 2011 Consolidated Revolver [Member] Canadian Prime Rate Loans [Member] USD ($)	Dec. 31, 2012 Consolidated Revolver [Member] Commitment Fees [Member]	Dec. 31, 2011 Consolidated Revolver [Member] Commitment Fees [Member]	Dec. 31, 2012 U.S. Revolver [Member] USD ($)	Dec. 31, 2011 U.S. Revolver [Member] USD ($)	Dec. 31, 2012 U.S. Revolver [Member] Euro Based Loans [Member] USD ($)	Dec. 31, 2011 U.S. Revolver [Member] Euro Based Loans [Member] USD ($)	Dec. 31, 2012 U.S. Revolver [Member] U.S. Based Loans [Member] USD ($)	Dec. 31, 2011 U.S. Revolver [Member] U.S. Based Loans [Member] USD ($)	Dec. 31, 2012 U.S. Revolver [Member] Commitment Fees [Member]	Dec. 31, 2011 U.S. Revolver [Member] Commitment Fees [Member]	Dec. 31, 2012 Canadian Revolver [Member] CAD	Dec. 31, 2011 Canadian Revolver [Member] CAD	Dec. 31, 2012 Canadian Revolver [Member] Bankers' Acceptances [Member] CAD	Dec. 31, 2011 Canadian Revolver [Member] Bankers' Acceptances [Member] CAD	Dec. 31, 2012 Canadian Revolver [Member] Commitment Fees [Member]	Dec. 31, 2011 Canadian Revolver [Member] Commitment Fees [Member]
Credit Facility [Line Items]
Revolver, Amount Outstanding					$ 1,074,712	$ 0	$ 543,000	$ 0	$ 0	$ 0	$ 527,691	$ 0	$ 4,021	$ 0			$ 0	$ 800,500	$ 0	$ 795,000	$ 0	$ 5,500			0	349,000	0	349,000
Term B Facility, Amount Outstanding			500,000	0
Letters of Credit, Amount Outstanding	183,767	198,208			183,767	0											0	143,655							0	55,481
Amount Available					$ 591,521	$ 0											$ 0	$ 178,345							0	120,519
Interest Rate Applicable			3.50%	0.00%			2.21%	0.00%	0.00%	0.00%	3.28%	0.00%	4.00%	0.00%	0.38%	0.00%			0.00%	2.52%	0.00%	4.50%	0.00%	0.38%			0.00%	2.20%	0.00%	0.50%

Long-Term Debt (Debenture) (Details) (Senior secured debenture, series B [Member], CAD) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Senior secured debenture, series B [Member]
Debenture Details [Line Items]
Debt Instrument, Issuance Date	Jun 25, 2004
Debt Instrument, Face Amount	58,000
Debt Instrument, Currency	Canadian
Debt Instrument, Interest Rate	7.02%
Debt Instrument, Maturity Date	Jun 26, 2014
Debt Instrument, Frequency of Periodic Payment	Quarterly, in arrears
Debt Instrument, Date Payments Commenced	Sep 26, 2004
Debt Instrument, Covenant Description	Same as Canadian facility
Debt Instrument, Security	The debenture was secured by a charge over all the personal and real property of BFI, Ridge (Chatham) Holdings G.P. Inc., and Ridge (Chatham) Holdings L.P. and the shares of BFI and its subsidiaries. The debenture ranked equally with the Company’s Canadian revolving credit facility.
Debt Instrument, Redemption Feature	The debenture was redeemable in whole or in part from time to time at a price equal to the greater of par and the net present value of all scheduled payments of interest and principal using a discount rate equivalent to the sum of the Government of Canada Yield plus a margin.
Debt Instrument, Extinguishment Date	Oct 24, 2012
Extinguishment of Debt, Amount	58,000

Long-Term Debt (Loss on Extinguishment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loss On Extinguishment Of Debt [Abstract]
Redemption Premium Paid	$ 5,198	$ 0
Write-off of deferred financing costs	11,726	0
Loss on extinguishment of debt	$ 16,924	$ 0

Long-Term Debt (IRBs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
IRB Details [Line Items]
Debt Instrument, Restricted Cash	$ 476	$ 452
IRB [Member]
IRB Details [Line Items]
Debt Instrument, Use of Funds	The Company entered into the following IRB facilities which are available to fund a portion of landfill construction activities and equipment, vehicle and container expenditures at its Seneca Meadows landfill and in its Pennsylvania and Texas operations
2009 Seneca IRB [Member]
IRB Details [Line Items]
Debt Instrument, Issuance Date	Dec 1, 2009
Debt Instrument, Term	30 years
Debt Instrument, Maturity Date	Dec 31, 2039
Debt Instrument, Funds Available	90,000
Debt Instrument, Interest Rate Terms	Securities Industry and Financial Markets Association Municipal Swap Index
Debt Instrument, Amendment Date	Aug 1, 2008
Debt Instrument, Amended Interest Rate Terms	Fixed rate
Debt Instrument, Term For Amended Interest Rate Basis	5 years
Debt Instrument, Frequency of Periodic Payment	Monthly, in arrears
Debt Instrument, Date Payments Commenced	Feb 1, 2010
Debt Instrument, Security	Letter of credit equal to amount drawn
Debt Instrument, Face Amount	5,000	5,000
Debt Instrument, Restricted Cash	476	452
Debt Instrument, Interest Rate at Period End	0.14%	0.18%
Texas IRB [Member]
IRB Details [Line Items]
Debt Instrument, Issuance Date	Mar 1, 2007
Debt Instrument, Term	15 years
Debt Instrument, Maturity Date	Apr 1, 2022
Debt Instrument, Funds Available	24,000
Debt Instrument, Interest Rate Terms	LIBOR less an applicable discount
Debt Instrument, Frequency of Periodic Payment	Monthly, in arrears
Debt Instrument, Date Payments Commenced	May 1, 2007
Debt Instrument, Security	Letter of credit equal to amount drawn
Debt Instrument, Face Amount	24,000	24,000
Debt Instrument, Interest Rate at Period End	0.13%	0.16%
Pennsylvania IRB [Member]
IRB Details [Line Items]
Debt Instrument, Issuance Date	Nov 16, 2006
Debt Instrument, Term	22 years
Debt Instrument, Maturity Date	Nov 1, 2028
Debt Instrument, Funds Available	35,000
Debt Instrument, Interest Rate Terms	LIBOR less an applicable discount
Debt Instrument, Frequency of Periodic Payment	Monthly, in arrears
Debt Instrument, Date Payments Commenced	Dec 1, 2006
Debt Instrument, Security	Letter of credit equal to amount drawn
Debt Instrument, Face Amount	35,000	35,000
Debt Instrument, Interest Rate at Period End	0.14%	0.15%
2005 Seneca IRB [Member]
IRB Details [Line Items]
Debt Instrument, Issuance Date	Oct 20, 2005
Debt Instrument, Term	30 years
Debt Instrument, Maturity Date	Oct 1, 2035
Debt Instrument, Funds Available	45,000
Debt Instrument, Interest Rate Terms	LIBOR less an applicable discount
Debt Instrument, Frequency of Periodic Payment	Monthly, in arrears
Debt Instrument, Date Payments Commenced	Nov 1, 2005
Debt Instrument, Security	Guaranteed by IESI
Debt Instrument, Face Amount	$ 45,000	$ 45,000
Debt Instrument, Interest Rate at Period End	6.63%	6.63%

Long-Term Debt (Note) (Details) (Notes Payable [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Notes Payable [Member]
Note Payable Details [Line Items]
Debt Instrument, Issuance Date	Jun 29, 2007
Debt Instrument, Face Amount	$ 10,500
Debt Instrument, Frequency of Periodic Payment	Monthly
Debt Instrument, Periodic Payment, Principal	$ 125
Debt Instrument, Maturity Date	Jun 29, 2014
Debt Instrument, Security	The note was entered into as part of a transaction between WSI and WCA to acquire certain WCA assets in Florida and to sell certain WSI operations in Texas. The note is secured by the WCA assets acquired.

Long-Term Debt (Capital Leases) (Details) (Capital Lease Obligations [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Capital Lease Obligations [Member]
Capital Lease Obligations [Line Items]
Capital Lease Obligations	$ 4,889	$ 0
Capital Leases, Start Date for Maturity	2020
Capital Leases, End Date for Maturity	2025
Capital Leases, Minimum Interest Rate	5.00%
Capital Leases, Maximum Interest Rate	12.70%

Long-Term Debt (Future Minimum Capital Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Capital Leases, Future Minimum Payments Year 1	$ 588
Capital Leases, Future Minimum Payments Year 2	617
Capital Leases, Future Minimum Payments Year 3	650
Capital Leases, Future Minimum Payments Year 4	683
Capital Leases, Future Minimum Payments Year 5	718
Capital Leases, Future Minimum Payments Thereafter	4,082
Capital Leases, Future Minimum Payments Due	7,338
Capital Lease Payments, Amount Representing Interest	2,449
Minimum Capital Lease Obligations, net of interest	$ 4,889

Long-Term Debt (Interest Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Interest on long-term debt	$ 57,428	$ 62,086
Debt Instrument, Covenant Compliance	The Company is in compliance with all restrictions.	The Company is in compliance with all restrictions.

Long-Term Debt (Principal Repayments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long-term Debt, Fiscal Year Maturity [Abstract]
Long-term debt, Year 1	$ 6,142
Long-term debt, Year 2	5,260
Long-term debt, Year 3	4,643
Long-term debt, Year 4	4,643
Long-term debt, Year 5	1,079,355
Long-term debt, thereafter	583,345
Total long-term debt	$ 1,683,388

Landfill Closure and Post-Closure Costs (Undiscounted Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation Disclosure [Abstract]
Fair value of legally restricted assets	$ 9,885	$ 9,200
Funded landfill post-closure costs - deposited into trust	9,782	9,115
Funded landfill post-closure costs - included in accounts payable	103	85
Accrual for Environmental Loss Contingencies, Gross, Fiscal Year Maturity [Abstract]
Year 1	8,871
Year 2	11,219
Year 3	18,394
Year 4	7,438
Year 5	11,766
Thereafter	608,516
Undiscounted closure and post-closure costs	$ 666,204

Landfill Closure and Post-Closure Costs (Rollforward) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Landfill closure and post-closure costs, beginning of the year	$ 101,502	$ 98,239
Provision for landfill closure and post-closure costs, during the year	13,925	13,008
Accretion of landfill closure and post-closure costs, during the year	5,240	5,071
Landfill closure and post-closure expenditures, during the year	(6,737)	(4,345)
Landfill closure and post-closure costs and remediation liabilities acquired, during the year	200	0
Disposal of landfill closure and post-closure costs, during the year	0	0
Revisions to estimated cash flows, during the year	(1,630)	(9,803)
Foreign currency translation adjustment, during the year	652	(668)
Landfill closure and post-closure costs, end of year	113,152	101,502
Current portion of landfill closure and post-closure costs	8,871	9,468
Total long-term landfill closure and post-closure costs	$ 104,281	$ 92,034

Landfill Closure and Post-Closure Costs (Rates) (Details)	Dec. 31, 2012	Dec. 31, 2011
Canada | Minimum [Member]
Schedule Of Credit Adjusted Risk Free Rates [Line Items]
Asset Retirement Obligations Credit Adjusted Risk Free Rate	4.60%	4.60%
Canada | Maximum [Member]
Schedule Of Credit Adjusted Risk Free Rates [Line Items]
Asset Retirement Obligations Credit Adjusted Risk Free Rate	9.50%	9.50%
UNITED STATES | Minimum [Member]
Schedule Of Credit Adjusted Risk Free Rates [Line Items]
Asset Retirement Obligations Credit Adjusted Risk Free Rate	4.50%	4.50%
UNITED STATES | Maximum [Member]
Schedule Of Credit Adjusted Risk Free Rates [Line Items]
Asset Retirement Obligations Credit Adjusted Risk Free Rate	7.20%	7.20%

Shareholders' Equity (Share Classes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Common Shares, Authorized	unlimited	unlimited
Common Shares, Held in Rabbi Trust	691	729
Stock Options, Proceeds From Exercise	$ 403	$ 2,385
Common shares [Member]
Class of Stock [Line Items]
Stock Options, Exercised	28	141
Special Shares [Member]
Class of Stock [Line Items]
Special Shares, Authorized	unlimited	unlimited
Shares, Issued	0	0
Shares, Details	Special shareholders are entitled to one vote in matters of the Company for each special share held. The special shares carry no right to receive dividends or to receive the remaining property or assets of the Company upon dissolution or wind-up.
Preferred Stock [Member]
Class of Stock [Line Items]
Shares, Issued	0	0
Shares, Details	Each series of preferred shares issued shall have rights, privileges, restrictions and conditions as determined by the Board of Directors prior to their issuance. Preferred shareholders are not entitled to vote, but take preference over the common shareholders rights in the remaining property and assets of the Company in the event of dissolution or wind-up.
Preferred Shares, Authorized	unlimited	unlimited

Shareholders' Equity (Repurchases) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share Repurchase Program [Line Items]
Share Repurchase Program, Total Cost of Shares Repurchased	$ 65,633	$ 79,326
Normal Course Issuer Bid [Member]
Share Repurchase Program [Line Items]
Share Repurchase Program, Number Of Shares Authorized To Be Repurchased	4,000,000
Share Repurchase Program, Date of Approval	Aug 19, 2011
Share Repurchase Program, Maximum Daily Limit	47,833
Share Repurchase Program, Modified Number of Shares Authorized To Be Repurchased	7,500,000
Stock Repurchase Program, Date Of Modification	Dec 23, 2011
Share Repurchase Program, Modified Maximum Daily Limit	57,806
Share Repurchase Program, Date of Renewal	Aug 21, 2012
Share Repurchase Program, Period of Renewal	12 months
Share Repurchase Program, Number of Shares Repurchased	3,155,000	2,622,000
Share Repurchase Program, Total Cost of Shares Repurchased	65,633	55,826
Secondary Offering [Member]
Share Repurchase Program [Line Items]
Share Repurchase Program, Number Of Shares Authorized To Be Repurchased		1,000,000
Share Repurchase Program, Date of Approval		Mar 29, 2011
Share Repurchase Program, Number of Shares Repurchased		1,000,000
Share Repurchase Program, Average Cost Per Share		$ 23.5
Share Repurchase Program, Total Cost of Shares Repurchased		$ 23,500

Shareholders' Equity (Schedule of Shares) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Common shares [Member]
Rollforward Of Shares [Abstract]
Shares issued and outstanding, beginning of the year	118,041	121,430
Common shares issued, during the year	0	0
Common shares issued on exercise of options, during the year	28	141
Common shares issued on exercise of warrants, during the year	0	67
Repurchase of common shares, during the year	(3,155)	(3,622)
Restricted common shares purchased, during the year	(50)	(185)
Restricted common shares forfeited, during the year	23	0
Restricted common shares vested, during the year	107	210
Shares issued and outstanding, end of year	114,994	118,041
Restricted shares [Member]
Rollforward Of Shares [Abstract]
Shares issued and outstanding, beginning of the year	252	277
Restricted common shares purchased, during the year	50	185
Restricted common shares forfeited, during the year	(23)	0
Restricted common shares vested, during the year	(107)	(210)
Shares issued and outstanding, end of year	172	252

Shareholders' Equity (AOCI) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign Currency Translation, Beginning Balance	$ (59,994)	$ (47,474)
Foreign Currency Translation Adjustment, Change During the Year	11,702	(12,520)
Foreign Currency Transaltion, Ending Balance	(48,292)	(59,994)
Derivatives Designated as Cash Flow Hedges, Beginning Balance	(1,757)	2,832
Derivatives Designated as Cash Flow Hedges, Change During the Year	1,933	(4,589)
Derivatives Designated as Cash Flow Hedges, Ending Balance	176	(1,757)
Accumulated Other Comprehensive Loss, Beginning Balance	(61,751)	(44,642)
Other Comprehensive Income (Loss), Chage During the Year	13,635	(17,109)
Accumulated Other Comprehensive Loss, Ending Balance	$ (48,116)	$ (61,751)

Shareholders' Equity (Net Income Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Income Per Share [Abstract]
Net income (loss)	$ 94,357	$ (196,136)
Net Income (Loss) Attributable to Common Shareholders	$ 94,357	$ (196,136)
Weighted average number of shares outstanding (thousands), basic	116,178	120,683
Dilutive Effect	0	0
Weighted average number of shares outstanding (thousands), diluted	116,178	120,683
Net income (loss) per weighted average share, basic	$ 0.81	$ (1.63)
Net income (loss) per weighted average share, diluted	$ 0.81	$ (1.63)
Issued and Outstanding Share Based Options	2,687	2,505

Shareholders' Equity (Warrants) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Warrant Activity [Line Items]
Warrants Exercised, Method		The warrants were exercised in a cashless conversion
Warrant [Member]
Summary Of Warrant Activity [Line Items]
Warrants Outstanding, Opening Balance	0	194
Warrants Exercised	0	(194)
Warrants Outstanding, Ending Balance	0	0
Warrants Exercised, Opening Weighted Average Exercise Price	0	13.89
Warrants Exercised During the Period, Weighted Average Exercise Price	0	(13.89)
Warrants Exercised, Ending Weighted Average Exercise Price	0	0
Warrants Exercised, Number Of Common Shares Issued		67

Changes in Non-Cash Working Capital Items (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in non-cash working capital items [Abstract]
Increase (Decrease) in Accounts Receivable	$ (8,683)	$ 1,314
Increase (Decrease) in Prepaid Expense	(7,278)	(4,230)
Increase (Decrease) in Accounts Payable, Trade	(24,964)	9,568
Increase (Decrease) in Accrued Liabilities	(18,595)	(24,813)
Increase (Decrease) in Income Taxes Payable	(11,635)	(3,732)
Increase (Decrease) in Deferred Revenue	1,357	(2,733)
Effect of foreign currency translation adjustments and other non-cash changes	1,141	(4,038)
Increase (Decrease) in Other Operating Capital, Net	$ (68,657)	$ (28,664)

Share Based Compensation (Options Granted) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Option Issue Five [Member]	Dec. 31, 2012 Share Based Options [Member] USD ($)	Dec. 31, 2011 Share Based Options [Member] USD ($)	Dec. 31, 2012 Share Based Options [Member] Option Issue Five [Member] CAD
Share-based Compensation Arrangement, Options [Line Items]
Description of award		Share based options (“options”) are granted to certain directors, officers or management employees at the discretion of the Company’s Board of Directors, or its designate.
Number of shares authorized		4,000
Determination of expiry date		expire on the 10th anniversary date of the grant
Award vesting rights		Options, in the absence of any other determination, are exercisable equally on their first, second, third and fourth anniversary dates		December 31, 2016
Weighted average grant date market value of all options outstanding		$ 22.28	$ 20.68
Grant date	Aug 20, 2012			Aug 20, 2012
Options granted		210	0	210
Terms of award		The exercise date of options may be accelerated at the discretion of the Board of Directors, or its designate. Options are not transferable or assignable.		share based options, all of which have stock appreciation rights
Exercise price				20.29
Grant date market value				20.01
Expiry date				Dec 31, 2021

Share Based Compensation (Options Rollforward) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Options
Outstanding, end of year	2,687	2,505
Share Based Options [Member]
Summary of Options
Outstanding, beginning of year	2,505	2,646
Granted, during the year	210	0
Assumed on acquisition, during the year	0	0
Exercised, during the year	(28)	(141)
Forfeited, during the year	0	0
Expired, during the year	0	0
Outstanding, end of year	2,687	2,505
Weighted average exercise price, beginning of year	$ 23.28	$ 21.23
Weighted average exercise price, granted during the year	$ 20.51	$ 0
Weighted average exercise price, assumed on acquisition during the year	$ 0	$ 0
Weighted average exercise price, exercised during the year	$ (14.42)	$ (16.02)
Weighted average exercise price, forfeited during the year	$ 0	$ 0
Weighted average exercise price, expired during the year	$ 0	$ 0
Weighted average exercise price, end of year	$ 23.59	$ 23.28
Options outstanding, exercisable	2,477	2,505

Share Based Compensation (Option Assumptions) (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Option Assumptions [Line Items]
Fair value assumptions method used	Black-Scholes-Merton option pricing model Black-Scholes-Merton pricing model	Black-Scholes-Merton option pricing model Black-Scholes-Merton pricing model
Option Issue One [Member]
Summary Of Option Assumptions [Line Items]
Grant date	Feb 14, 2006	Feb 14, 2006
Dividend yield	2.80%	2.50%
Expected volatility	16.90%	20.90%
Risk free interest rate	1.00%	0.90%
Expected remaining life	0 years 8 months 8 days	1 year 8 months 12 days
Fair value, per option (in Canadian dollars)	0.01	0.19
Option Issue Two [Member]
Summary Of Option Assumptions [Line Items]
Grant date	Aug 25, 2008	Aug 25, 2008
Dividend yield	2.80%	2.50%
Expected volatility	22.20%	23.10%
Risk free interest rate	1.00%	0.90%
Expected remaining life	1 year 2 months 4 days	2 years 2 months 12 days
Fair value, per option (in Canadian dollars)	2.5	2.26
Option Issue Three [Member]
Summary Of Option Assumptions [Line Items]
Grant date	Jan 9, 2009	Jan 9, 2009
Dividend yield	2.80%	2.50%
Expected volatility	23.80%	22.30%
Risk free interest rate	1.10%	1.00%
Expected remaining life	1 year 5 months 30 days	2 years 5 months 30 days
Fair value, per option (in Canadian dollars)	2.82	2.3
Option Issue Four [Member]
Summary Of Option Assumptions [Line Items]
Grant date	Nov 11, 2010	Nov 11, 2010
Dividend yield	2.80%	2.50%
Expected volatility	22.20%	38.30%
Risk free interest rate	1.10%	1.20%
Expected remaining life	3 years 0 months 0 days	4 years 0 months 0 days
Fair value, per option (in Canadian dollars)	2.26	4.2
Option Issue Five [Member]
Summary Of Option Assumptions [Line Items]
Grant date	Aug 20, 2012
Dividend yield	2.80%	0.00%
Expected volatility	36.40%	0.00%
Risk free interest rate	1.20%	0.00%
Expected remaining life	4 years 3 months 27 days	0 years 0 months 0 days
Fair value, per option (in Canadian dollars)	5.56	0

Share Based Compensation (Options Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Options Expense Details [Line Items]
Share based options, compensation cost accrued	$ 3,730	$ 3,757
Share Based Options [Member]
Options Expense Details [Line Items]
Share based option, expense (recovery)	(110)	(6,808)
Share based options, unrecognized compensation cost	1,070	0
Share based options, compensation cost accrued	$ 3,730	$ 3,757
Share based options, weighted average remaining contractual life	5 years 1 month 6 days	5 years 9 months 18 days

Share Based Compensation (RSUs Granted) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Restricted shares [Member]	Dec. 31, 2011 Restricted shares [Member]	Dec. 31, 2012 Restricted shares [Member] Restricted Shares Grant One [Member] USD ($)	Dec. 31, 2011 Restricted shares [Member] Restricted Shares Grant One [Member] USD ($)	Dec. 31, 2012 Restricted shares [Member] Restricted Shares Grant Two [Member] CAD
Share-based Compensation Arrangement, Restricted Shares [Line Items]
Description of award			Restricted shares are issued as an incentive for certain executive management (“employees” or “executive management”) in respect of their employment with the Company and to align the interests of executive management with the interests of the Company’s shareholders. Restricted shares are purchased by the Company in the open market and are held in trust for the employees’ benefit. Restricted shares vest when the employee has satisfied the requisite service period or performance conditions. Executive management forfeits their right to restricted shares upon termination for cause or resignation without good reason. Accelerated vesting occurs in certain circumstances, including termination without cause or resignation for good reason, change of control, and death or disability. Dividends received by the trustee, on restricted shares held for the benefit of executive management, are paid to the employee. The employee’s interest in restricted shares cannot be assigned or transferred.
Award vesting rights			Restricted shares are issued as an incentive for certain executive management (“employees” or “executive management”) in respect of their employment with the Company and to align the interests of executive management with the interests of the Company’s shareholders. Restricted shares are purchased by the Company in the open market and are held in trust for the employees’ benefit. Restricted shares vest when the employee has satisfied the requisite service period or performance conditions. Executive management forfeits their right to restricted shares upon termination for cause or resignation without good reason. Accelerated vesting occurs in certain circumstances, including termination without cause or resignation for good reason, change of control, and death or disability. Dividends received by the trustee, on restricted shares held for the benefit of executive management, are paid to the employee. The employee’s interest in restricted shares cannot be assigned or transferred.			The restricted shares issued have vesting dates as follows: 37.5 restricted shares on May 31, 2013, 12.5 restricted shares on June 15, 2013, 30 restricted shares on December 15, 2012, 30 restricted shares on December 15, 2013, 25 restricted shares on May 31, 2014, 12.5 restricted shares on June 15, 2014 and 37.5 restricted shares on May 31, 2015.	The restricted shares issued have a vesting date of December 1, 2014.
Grant date						Sep 12, 2011	Aug 24, 2012
Restricted shares granted						185	50
Restricted shares awarded, weighted average share price						$ 22.84	19.95
Restricted shares, total cash consideration for purchase	$ 541	$ 4,226				$ 4,226	998
Restricted shares, forfeiture date					2012-09
Number of restricted shares, forfeited			23	0	23
Number of forfeited restricted shares sold by the Company					23
Proceeds from the sale of forfeited restricted shares					456
Restricted share award, modification date					Sep 14, 2012
Restricted share award modification, number of employees affected					2
Restricted share award, modification details					23 restricted shares previously awarded on September 12, 2011 to these same employees were modified. The vesting date for the modified awards is December 31, 2012, subject to the achievement of certain performance conditions.
Restricted share award, number of restricted shares impacted by modification					23
Modified award vesting rights					The vesting date for the modified awards is December 31, 2012, subject to the achievement of certain performance conditions.
Recovery of previously recognized restricted share expense					$ 663

Share Based Compensation (RSU Rollforward) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of restricted shares
Restricted share expense	$ 2,034	$ 2,107
Restricted shares [Member]
Summary of restricted shares
Unvested units, beginning of year	252	277
Granted during the year	50	185
Vested during the year	(107)	(210)
Forfeited during the year	(23)	0
Unvested units, end of year	172	252
Weighted average remaining life	1 year 8 months 26 days	1 year 5 months 26 days
Restricted share expense	$ 2,034	$ 2,107

Share Based Compensation (RSU Remaining Expense) (Details) (Restricted shares [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Restricted shares [Member]
Restricted Shares Unrecognized Expense [Line Items]
RSU, Year One	$ 915
RSU, Year Two	551
RSU, Year Three	65
RSU, Year Four	0
Total Unrecognized Expense	$ 1,531

Share Based Compensation (PSUs Granted) (Details) (Performance Share Units [Member})	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement, Performance Shares [Line Items]
Description of award	In March 2012, the Company’s Compensation Committee approved a revised long-term incentive compensation plan for all executive officers and certain employees effective January 1, 2012. Under the revised plan, PSU payments are awarded at the end of a three year performance period and payment amounts can range from 0% to 150% of the target award subject to the Company’s performance against pre-established performance measures. Performance measures are recommended by executive management and submitted to the Compensation Committee for approval. In addition to these performance measures, the Compensation Committee may evaluate performance results and retains the authority and discretion to amend PSU payments. PSU award payments are paid in lump sum cash amounts based on the volume weighted average trading price of the Company’s shares for the five trading days immediately preceding the vesting date. Payments are measured and distributed in the final month of the performance period.
Grant date	Mar 16, 2012
Effective date	Jan 1, 2012
Award vesting rights	PSU payments are awarded at the end of a three year performance period
Terms of award	payment amounts can range from 0% to 150% of the target award subject to the Company’s performance against pre-established performance measures. Performance measures are recommended by executive management and submitted to the Compensation Committee for approval. In addition to these performance measures, the Compensation Committee may evaluate performance results and retains the authority and discretion to amend PSU payments. PSU award payments are paid in lump sum cash amounts based on the volume weighted average trading price of the Company’s shares for the five trading days immediately preceding the vesting date. Payments are measured and distributed in the final month of the performance period. A participant who voluntarily terminates employment or is terminated with cause prior to the date of payment forfeits all rights to, or interest in, any unvested award. If a participant’s employment is terminated without cause, or by death, disability or retirement, after the mid-point of the performance period, the participant shall be entitled to the full amount of the participant’s unvested PSUs and related dividend PSUs. If a participant’s employment is terminated without cause, or by death, disability or retirement, prior to the mid-point of the performance period, the participant shall be entitled to a pro-rated amount of the award that the Compensation Committee determines would have been paid to the participant had their employment continued to the end of the performance period.
Minimum [Member]
Share-based Compensation Arrangement, Performance Shares [Line Items]
Target award	0.00%
Maximum [Member]
Share-based Compensation Arrangement, Performance Shares [Line Items]
Target award	150.00%

Share Based Compensation (PSU Rollforward) (Details) (Performance Share Units [Member}, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Performance Share Units [Member}
Summary of performance share units
Unvested units, beginning of year	0	0
Granted during the year	333	0
Vested during the year	0	0
Forfeited during the year	0	0
Unvested units, end of year	333	0
Weighted average grant date fair value, beginning of year	$ 0	$ 0
Weighted average grant date fair value, granted during the year	$ 20.04	$ 0
Weighted average grant date fair value, vested during the year	$ 0	$ 0
Weighted average grant date fair value, forfeited during the year	$ 0	$ 0
Weighted average grant date fair value, end of year	$ 20.04	$ 0

Share Based Compensation (PSU Assumptions) (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Performance Share Assumptions [Line Items]
Fair value assumptions method used	Black-Scholes-Merton option pricing model Black-Scholes-Merton pricing model	Black-Scholes-Merton option pricing model Black-Scholes-Merton pricing model
Performance Share Units [Member}
Summary Of Performance Share Assumptions [Line Items]
Grant date	Mar 16, 2012
Performance Share Units [Member} | Performance Shares Grant Date One [Member]
Summary Of Performance Share Assumptions [Line Items]
Grant date	Mar 16, 2012
Dividend yield	2.80%	0.00%
Expected volatility	21.10%	0.00%
Risk free interest rate	1.10%	0.00%
Expected remaining life	2 years 0 months 0 days	0 years 0 months 0 days
Fair value, per option (in Canadian dollars)	20.32	0

Share Based Compensation (PSU Expense) (Details) (Performance Share Units [Member}, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Performance Share Units [Member}
Performance Shares Details [Line Items]
Peformance shares, expense (recovery)	$ 1,185	$ 0
Performance shares, unrecognized compensation cost	2,218	0
Performance shares, compensation cost accrued	$ 1,188	$ 0

Share Based Compensation (LTIP) (Details) (Long Term Incentive Plan [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long Term Incentive Plan [Member]
Share-based Compensation Arrangement, Long-Term Incentive Plan
Description of award	Effective January 1, 2003, the Company entered into a trust (the “Trust”) agreement to establish a long-term incentive plan on behalf of certain Canadian employees, officers and directors. The purpose of the Trust is to receive monies from the Company and its subsidiaries on behalf of certain Canadian employees, officers and directors to purchase shares of the Company in the open market and to hold the shares acquired for the benefit of its participants. Shares remain registered in the name of the Company, the Trustee, or its nominee(s), until the shares are redeemed, sold or distributed to the participant for whom they are held. Dividends received by the Trust are distributed to the participants in proportion to their pro rata entitlement. The Company’s maximum exposure to loss is limited to its obligation to fund the administration of the Trust and its indemnity to the Company and its officers, directors, employees, agents or shareholders for various items including, but not limited to, all costs to settle suits or actions due to association with the Trust, subject to certain restrictions. The risk of fluctuations in the price of the Company’s shares is borne by the participants.
Long-term incentive plan, date trust established	Jan 1, 2003
Long-term incentive plan, modification date	Feb 14, 2006
Long-term incentive plan, modification details	In February 2006, the Company amended and restated its long-term incentive plan and established a long-term incentive plan on behalf of certain U.S. employees, officers and directors of IESI and its subsidiaries. With the exception of changes to the vesting period, the terms of the long-term incentive plan remained principally unchanged.
Modified award vesting rights	Shares acquired by the Trust in respect of fiscal year ended December 31, 2004 for the benefit of its participants have vested. Shares acquired by the Trust in respect of fiscal year ended December 31, 2005, and thereafter, vest as follows: one third on the day such shares are allocated to the participant, one third on December 31 of the year such shares are allocated to the participant, and the balance on December 31 of the subsequent year.
Terms of award	Shares that are forfeited by participants to the long-term incentive plan are allocated to the remaining participants in accordance with their proportional entitlement to all of the shares held by the Trust and the Trust will abstain from voting on all matters related to the Company.
Long-term incentive plan, percentage of performance measure	1.45%	1.45%
Long-term incentive plan, peformance measure	operating income before restructuring costs, goodwill impairment, amortization and gain or loss on sale of capital and landfill assets, adjusted for certain non-recurring or non-operating items.
Long-term incentive plan, compensation cost accrued	$ 1,342	$ 6,159

Commitments and Contingencies (Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Year One	$ 13,423
Year Two	10,664
Year Three	9,519
Year Four	8,283
Year Five	5,219
After Five Years	13,234
Operating Leases, Future Minimum Payments Due, Total	$ 60,342

Commitments and Contingencies (Misc) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)
License Agreement [Abstract]
License Agreement Description	The Company is the successor to a license agreement to use the trade name “BFI” and the related logo which is subject to certain restrictions.
License Agreement Amendment Date	Feb 22, 2002
License Agreement Onetime Payment Date	Apr 25, 2002
License Agreement Onetime Payment - Canadian dollars		2,000
License Agreement Initial Term	15 years
License Agreement Initial Term Maturity Date	Jun 1, 2015
License Agreement Extension Option Term	10 years
License Agreement Number Of Extension Options	2
License Agreement First Extension Amount	603
License Agreement First Extension Amount - Canadian dollars		600
License Agreement Second Extension Amount	1,508
License Agreement Second Extension Amount - Canadian dollars		1,500
Commitments [Abstract]
Letters of Credit Outstanding, Amount	183,767		198,208
Performance Bonds Outstanding, Amount	383,391		295,524
Business Combination, Contingent Consideration Arrangements [Abstract]
Business Combination, Contingent Consideration Arrangements, Description	On the acquisition of IESI, the Company assumed various obligations which requires the Company to pay additional amounts for achieving certain negotiated events or business performance targets, including landfill expansion approval or target disposal volumes.
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	6,400
Purchase Commitment [Abstract]
Disposal Contract, Description	The Company has a disposal contract that requires it to meet specific disposal volume targets which expires on March 31, 2019. The volume requirements are measured based on an annual average. In the event the Company does not meet the required volume targets, the Company is required to make additional payments on the disposal volume shortfall. At December 31, 2012, the Company expects to meet its disposal volume target and accordingly no accrual has been made.
Disposal Contract, Expiry Date	Mar 31, 2019
Purchase Commitment, Obtaining Transfer Station Permit	In April 2007, WSI acquired a company that owns a permit to construct a construction and demolition waste transfer station on land owned by it in Bradenton, Florida. An additional payment of $2,500 is due to the sellers upon the transfer of the company or the property to any non-affiliate of WSI or upon obtaining all necessary permits to operate the transfer station
Purchase Commitment Date	2007-04
Purchase Commitment Additional Payment	2,500
Purchase Commitment, Land	WSI entered into an agreement to purchase an adjacent parcel of land to its SLD landfill for total consideration of approximately $4,900. Deposits to date total $1,400. All deposits will be credited to total purchase consideration paid on closing. Deposits made by the Company are not refundable should the purchase not close
Purchase Commitment, Land, Amount	4,900
Purchase Commitment, Land, Deposits To Date	1,400
Future Minimum Payments, Capital Expenditures		19,600

Commitments and Contingencies (Environmental Liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 acre	Dec. 31, 2011
Environmental Liability [Abstract]
Site Contingency, Name of Site	Tantalo
Tantalo Site Contingency, Accrual, Present Value	$ 14,256	$ 14,950
Tantalo Site Contingency, Accrual, Undiscounted Amount	14,215	15,102
Tantalo Site Contingency, Details	The Company has an accrued environmental liability of $14,256 (2011 - $14,950) recorded in landfill closure and post-closure costs, related principally to an inactive landfill (hereinafter referred to as “Tantalo”), which the Company assumed as part of the IESI acquisition. The Tantalo environmental liability consists of remediation and 30 years of post-closure monitoring totaling $14,215 (2011 - $15,102). The initial remediation work commenced in 2004, and the post-closure monitoring commenced in 2007. Tantalo is a 26 acre landfill that stopped accepting waste in 1976 and has been identified by the State of New York as an “Inactive Hazardous Waste Disposal Site”. During its period of operation, Tantalo received both municipal and industrial waste, some of which has been found to exhibit “hazardous” characteristics as defined by the U.S. Resource Conservation and Recovery Act. Past activities at Tantalo have resulted in the release of hazardous wastes into the groundwater. A remediation program was developed for Tantalo in conjunction with the New York State Department of Environmental Conservation. The remediation program includes: installation of groundwater barriers, protective liner caps, leachate and gas collection systems, and storm-water drainage controls, as well as methods to accelerate the decontamination process. In addition, IESI purchased a “Cleanup Cost Cap Insurance Policy,” with a ten-year policy period, which provides $25,000 of coverage in excess of the remediation portion of the liability.
Tantalo Site Contingency, Parcel Size in acres	26
Tantalo Site Contingency, Time Frame of Disbursements	The Tantalo environmental liability consists of remediation and 30 years of post-closure monitoring
Tantalo Site Contingency, Remediation Commencement Year	2004
Tantaol Site Contingency, Monitoring Commencement Date	2007
Tantalo Site Contingency, Year Landfill Stopped Accepting Waste	1976
Tantalo Site Contingency, Insurance Discussion	In addition, IESI purchased a “Cleanup Cost Cap Insurance Policy,” with a ten-year policy period, which provides $25,000 of coverage in excess of the remediation portion of the liability.
Tantalo Site Contingency, Insurance Policy Term	10 years
Tantalo Site Contingency, Insurance Policy Coverage	$ 25,000

Related Party Transactions (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Director [Member] CAD	Dec. 31, 2012 Equity Method Investee [Member] USD ($)	Dec. 31, 2011 Equity Method Investee [Member] USD ($)	Dec. 31, 2012 Equity Method Investee [Member] CAD	Dec. 31, 2011 Equity Method Investee [Member] CAD	Dec. 31, 2012 Officer Of Subsidiary [Member] USD ($)	Dec. 31, 2011 Officer Of Subsidiary [Member] USD ($)	Dec. 31, 2012 Former Director [Member] USD ($)	Dec. 31, 2011 Former Director [Member] USD ($)
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction		The Company leases office space that is owned by one of its directors.	These transactions are generally the result of the investee billing the Company for services it provides to the Company. In turn, the Company bills its customers for this service which is measured at the exchange amount. Transactions between the Company and its investee only reflect the Company’s share of the transaction.				A company owned by an officer of a BFI subsidiary provides transportation services to the Company		The Company has incurred consulting fees from one of its former directors
Related Party Transaction, Arms Length, Basis of Transactions	All related party transactions are recorded at the exchange amounts
Related Party Transaction, Lease Commencement		2004
Equity Method Investment, Ownership Percentage			50.00%
Related Party Transaction, Expiry/Maturity Date		Sep 30, 2014
Related Party Transaction, Expenses from Transactions with Related Party			$ 267	$ 295			$ 3,714	$ 2,419	$ 780	$ 0
Related Party Transaction, Expenses from Transactions with Related Party, Canadian Dollars		320
Accounts Payable, Related Parties, Current			32	4			63	35
Promissory Note, Related Parties, Current					750	750
Promissory Note, Related Parties, Date of Issue			Dec 6, 2010
Related Party Transaction, Terms and Manner of Settlement			The Company received an unsecured promissory note from its equity accounted investee in exchange for cash. The promissory note is repayable on demand with no fixed term to maturity. Interest on the note accrues at a rate equal to the greater of 5.5%, or the rate which is equal to bank prime plus 2.0% calculated annually, not in advance and payable on maturity. The promissory note may be repaid, in whole or in part, at any time, subject to certain restrictions.
Promissory Note, Related Parties, Minimum Rate			5.50%
Promissory Note, Related Parties, Interest Rate Description			bank prime
Promissory Note, Related Parties, Interest Rate Spread			2.00%
Promissory Note, Related Parties, Interest Income			$ 41	$ 41

Financial Instruments (Fair Value of Derivatives) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Assets Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	$ 0	$ 0
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Assets Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	0
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	0	1,993
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Liabilities Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	0	2,106
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	0
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	5
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	2,447	1,492
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	1,307	0
Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Other Assets Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	913	1,463
Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Other Assets Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	575
Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Other Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	0	0
Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Other Liabilities Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	0	0
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	660	220
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	491	0
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	0	0
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	0	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	289
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	69
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	80	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	$ 0	$ 0

Financial Instruments (Hierarchical Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	$ 29,940	$ 14,143
Funded landfill post-closure costs, Fair Value	9,885	9,200
Fair value of commodity swaps designated as cash flow hedges - assets	913	2,038
Fair value of commodity swaps - assets	1,151	220
Fair value of interest rate swaps designated as cash flow hedges - assets	0	0
Fair value of interest rate swaps - assets	0	5
Fair value of foreign currency exchange agreements - assets	0	358
Fair value of commodity swaps designated as cash flow hedges - liabilities	0	0
Fair value of commodity swaps - liabilities	0	0
Fair value of interest rate swaps designated as cash flow hedges - liabilities	0	(4,099)
Fair value of interest rate swaps - liabilities	(3,754)	(1,492)
Fair value of foreign currency exchange agreements - liabilities	(80)	0
Fair Value, Inputs, Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	29,940	14,143
Funded landfill post-closure costs, Fair Value	9,885	9,200
Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of interest rate swaps designated as cash flow hedges - assets	0	0
Fair value of interest rate swaps - assets	0	5
Fair value of foreign currency exchange agreements - assets	0	358
Fair value of interest rate swaps designated as cash flow hedges - liabilities	0	(4,099)
Fair value of interest rate swaps - liabilities	(3,754)	(1,492)
Fair value of foreign currency exchange agreements - liabilities	(80)	0
Fair Value, Inputs, Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of commodity swaps designated as cash flow hedges - assets	913	2,038
Fair value of commodity swaps - assets	1,151	220
Fair value of commodity swaps designated as cash flow hedges - liabilities	0	0
Fair value of commodity swaps - liabilities	$ 0	$ 0

Financial Instruments (Level 3 Roll) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of year	$ 2,258	$ 3,801
Realized gains (losses) included in the statement of operations, during the year	513	1,242
Unrealized gains (losses) included in the statement of operations, during the year	928	(324)
Unrealized gains (losses) included in accumulated other comprehensive loss, during the year	(1,126)	(1,215)
Settlements	(513)	(1,242)
Foreign currency translation adjustment	4	(4)
Balance, end of year	$ 2,064	$ 2,258

Financial Instruments (OCI) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ 1,604	$ (5,790)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring, Net	2,840
Tax Impact Of Gain Loss On Discontinuation Of Cash Flow Hedge Due To Forecasted Transaction Probable Of Not Occurring	1,530
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	0	1,993
Interest Rate Swap [Member] | Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	3,854	(2,478)
Commodity Contract [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Commodity Swap Cash Flow Hedge Gain (Loss) To Be Reclassified During Next 12 Months, Net	(913)	(1,463)
Commodity Contract [Member] | Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (2,250)	$ (3,312)

Financial Instruments (Derivative Listings) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Interest Rate Swap One [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap Two [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap Three [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap Four [Member] USD ($)	Dec. 31, 2012 United States Commodity Contract One [Member]	Dec. 31, 2012 United States Commodity Contract Two [Member]	Dec. 31, 2012 United States Commodity Contract Three [Member]	Dec. 31, 2012 United States Commodity Contract Four [Member]	Dec. 31, 2012 United States Commodity Contract Five [Member]	Dec. 31, 2012 United States Commodity Contract Six [Member]	Dec. 31, 2012 United States Commodity Contract Seven [Member]	Dec. 31, 2012 United States Commodity Contract Eight [Member]	Dec. 31, 2012 United States Commodity Contract Nine [Member]	Dec. 31, 2012 United States Commodity Contract Ten [Member]	Dec. 31, 2012 United States Commodity Contract Eleven [Member]	Dec. 31, 2012 Canada Commodity Contract One [Member]	Dec. 31, 2012 Canada Commodity Contract Two [Member]	Dec. 31, 2012 Canada Commodity Contract Three [Member]	Dec. 31, 2012 Canada Commodity Contract Four [Member]	Dec. 31, 2012 Canada Commodity Contract Five [Member]	Dec. 31, 2012 Foreign Exchange Contract One [Member] USD ($)	Dec. 31, 2012 Foreign Exchange Contract Two [Member] USD ($)	Dec. 31, 2012 Foreign Exchange Contract Three [Member] USD ($)
Derivative [Line Items]
Date entered	Oct 26, 2010	Mar 25, 2011	Jun 29, 2011	Oct 4, 2011	Oct 29, 2008	Jun 1, 2009	Jun 21, 2012	May 9, 2012	May 24, 2012	Jun 1, 2012	Jun 1, 2012	May 9, 2012	May 24, 2012	Jun 1, 2012	Jun 1, 2012	May 9, 2012	May 23, 2012	Jun 4, 2012	Jun 4, 2012	Jun 4, 2012	Oct 28, 2011	Feb 29, 2012	Aug 9, 2012
Notional amount (gallons per month expressed in gallons)					62,500	170,000	150,000	150,000	150,000	300,000	62,500	150,000	150,000	300,000	150,000
Notional amount (litres per month expressed in litres)																260,000	260,000	520,000	520,000	520,000
Diesel rate paid (expressed in dollars)					3.69	2.34	3.62	3.94	3.82	3.74	3.69	3.85	3.79	3.73	3.72
Diesel rate paid (expressed in Canadian dollars)																0.61	0.6	0.76	0.57	0.57
Diesel rate received variable					Diesel Fuel Index	NYMEX Heating Oil Index	Diesel Fuel Index	Diesel Fuel Index	Diesel Fuel Index	Diesel Fuel Index	Diesel Fuel Index	Diesel Fuel Index	Diesel Fuel Index	Diesel Fuel Index	Diesel Fuel Index	NYMEX WTI Index	NYMEX WTI Index	NYMEX Heating Oil Index	NYMEX WTI Index	NYMEX WTI Index
Effective date	Nov 2, 2010	Apr 4, 2011	Jul 5, 2011	Oct 4, 2011	Jul 1, 2009	Jan 1, 2013	Jan 1, 2015	Jan 1, 2013	Jan 1, 2013	Jan 1, 2013	Nov 1, 2013	Jan 1, 2014	Jan 1, 2014	Jan 1, 2014	Jan 1, 2015	Jan 1, 2013	Jan 1, 2013	Jan 1, 2013	Jan 1, 2014	Jan 1, 2015	Jan 15, 2013	Apr 15, 2013	Jul 15, 2013
Expiration date	Jul 2, 2014	Jul 2, 2014	Jul 2, 2014	Apr 4, 2013	Oct 31, 2013	May 31, 2013	Dec 31, 2015	Dec 31, 2013	Dec 31, 2013	Dec 31, 2013	Jun 30, 2014	Dec 31, 2014	Dec 31, 2014	Dec 31, 2014	Dec 31, 2015	Dec 31, 2014	Dec 31, 2014	Dec 31, 2013	Dec 31, 2014	Dec 31, 2015
Notional amount	$ 160,000	$ 60,000	$ 30,000	$ 45,000																	$ 4,000	$ 4,000	$ 4,300
Fixed interest rate (plus applicable margin)	1.07%	1.61%	1.13%
Variable interest rate received	0.23%	0.23%	0.23%
Derivative, Description of Variable Rate Basis				(*) This interest rate swap agreement is based on LIBOR with an interest rate cap of 3.0%.
Foreign currency exchange rate																					1.0057	0.9998	1.0054

Financial Instruments (Contractual Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Interest Rate Swap [Member]
Derivative Contractual Obligation Fiscal Year Maturity [Line Items]
Less than 1 year	$ 2,523
1-3 years	1,265
4-5 years	0
After 5 years	0
Total	3,788
Commodity Contract [Member]
Derivative Contractual Obligation Fiscal Year Maturity [Line Items]
Less than 1 year	0
1-3 years	0
4-5 years	0
After 5 years	0
Total	0
Foreign Exchange Contract [Member]
Derivative Contractual Obligation Fiscal Year Maturity [Line Items]
Less than 1 year	12,300
1-3 years	0
4-5 years	0
After 5 years	0
Total	$ 12,300

Financial Instruments (Unrealized Gain or Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gain (Loss) on Derivative Instruments, Net, Pretax [Abstract]
Funded landfill post-closure costs	$ (59)	$ (89)
Interest rate swaps	2,269	(4,851)
Fuel hedges	(928)	324
Foreign currency exchange agreements	443	(368)
Net loss (gain) on financial instruments	$ 1,725	$ (4,984)

Financial Instruments (Estimated Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill impairment	$ 0	$ 360,557
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Direct Finance Lease Receivables, Fair Value Disclosure	528	1,030
Series B Debenture, Fair Value Disclosure	0	86,900
2005 Seneca IRB Facility, Fair Value Disclosure	45,400	45,300
Term B Facility, FairValue	538,500	0
Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill, Northeast, Fair Value Disclosure		51,687
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Direct Finance Lease Receivables, Fair Value Disclosure	512	790
Series B Debenture, Fair Value Disclosure	0	57,030
2005 Seneca IRB Facility, Fair Value Disclosure	45,000	45,000
Term B Facility, FairValue	497,560	0
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill, Northeast, Fair Value Disclosure		412,244
Change During Period, Fair Value Disclosure [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill impairment		$ 360,557

Income Taxes (Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income (loss) before income taxes	$ 161,520	$ (146,292)
Income tax expense (recovery) at the combined basic rate	53,655	(55,354)
Large corporation and state tax	3,300	2,523
Withholding tax on foreign dividends	3,112	2,105
Tax on other non-deductible expenses	2,369	1,306
Net revisions to certain tax bases and tax rates	1,870	433
Goodwill impairment	0	99,109
Other Adjustments	2,816	(374)
Total Income Tax Expense	$ 67,122	$ 49,748

Income Taxes (Components of Deferred Income Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Income Tax Assets [Abstract]
Unutilized tax loss carryforwards	$ 79,764	$ 75,995
Deferred Tax Assets Financing And Offering Costs	677	2,973
Foreign tax credits available for carryforward	14,567	14,567
Accounting provisions not currently deductible for tax	54,532	51,453
Tax value of capital assets in excess of carrying value	0	0
Tax value of intangilbles and landfill assets in excess of carrying value	18,475	27,943
Deferred Tax Assets, Other	643	768
Valuation allowance	(18,267)	(18,267)
Deferred Tax Assets, Net of Valuation Allowance	150,391	155,432
Deferred Income Tax Liabilities [Abstract]
Carrying value of capital assets in excess of tax value	81,855	55,717
Carrying value of intangibles and landfill assets in excess of tax value	166,109	170,389
Carrying value of deferred financing costs in excess of tax value	0	0
Deferred Tax Liabilities, Other	6,222	5,560
Deferred Tax Liabilities, Net	254,186	231,666
Net deferred income tax liabilities	103,795	76,234
Canada
Deferred Income Tax Liabilities [Abstract]
Net deferred income tax liabilities	38,231	42,348
UNITED STATES
Deferred Income Tax Liabilities [Abstract]
Net deferred income tax liabilities	$ 65,564	$ 33,886

Income Taxes (Components of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Domestic And Foreign [Line Items]
Income (loss) before income taxes	$ 161,520	$ (146,292)
Current income tax expense	49,281	47,433
Deferred income tax expense (recovery)	17,841	2,315
Total Income Tax Expense	67,122	49,748
Canada
Income Tax Domestic And Foreign [Line Items]
Income (loss) before income taxes	108,289	127,991
Current income tax expense	44,894	43,669
Deferred income tax expense (recovery)	(7,921)	(7,489)
UNITED STATES
Income Tax Domestic And Foreign [Line Items]
Income (loss) before income taxes	53,231	(274,283)
Current income tax expense	4,387	3,764
Deferred income tax expense (recovery)	$ 25,762	$ 9,804

Income Taxes (Misc) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Miscellaneous Income Tax Information [Line Items]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0	0
Unutilized Tax Losses	197,484	187,520
Foreign tax credits available for carryforward	14,567	14,567
Foreign Tax Credit Carryforward, Valuation Allowance	14,567	14,567
Intercompany Note Payable, Description	On the Company’s acquisition of IESI, IESI issued a $160,000 intercompany note payable (“U.S. note”). Effective August 28, 2007, the U.S. note was cancelled. For the purposes of determining taxable income, IESI has taken the position that the U.S. note and its related interest was commercially reasonable and has deducted the interest paid thereon on this basis. Management has taken steps to ensure that the U.S. note was commercially reasonable, however, there can be no assurance that U.S. taxation authorities will not seek to challenge the treatment of the U.S. note as debt or the amount of interest expense deducted, which could increase IESI’s taxable income and accordingly its U.S. federal income tax liability. Management has determined that it has met the more-likely-than-not threshold based on its technical merits and that management’s position would be sustained upon examination by the relevant tax authority.
Intercompany Note Payable	160,000
Intercompany Note Payable, Cancellation Date	August 28, 2007
Minimum [Member]
Miscellaneous Income Tax Information [Line Items]
Unutilized Loss Carryforwards, Expiration Dates	2013
Foreign Tax Credit Carryforwards, Expiration Dates	2018
Maximum [Member]
Miscellaneous Income Tax Information [Line Items]
Unutilized Loss Carryforwards, Expiration Dates	2031
Foreign Tax Credit Carryforwards, Expiration Dates	2019
Canada | Minimum [Member]
Miscellaneous Income Tax Information [Line Items]
Tax Years Open to Audit	2000
Canada | Maximum [Member]
Miscellaneous Income Tax Information [Line Items]
Tax Years Open to Audit	2012
UNITED STATES
Miscellaneous Income Tax Information [Line Items]
Unutilized Tax Losses	72,544	70,414
Unutilized Loss Carryforwards, Valuation Allowance	$ 3,250	$ 3,250
UNITED STATES | Minimum [Member]
Miscellaneous Income Tax Information [Line Items]
Tax Years Open to Audit	1997
UNITED STATES | Maximum [Member]
Miscellaneous Income Tax Information [Line Items]
Tax Years Open to Audit	2012

Segmented Reporting (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 1,896,741	$ 1,840,096
Revenues less operating and selling, general and administration expenses	511,237	527,429
Amortization	274,118	257,066
Restructuring expenses	0	1,609
Goodwill impairment	0	360,557
Net (gain) loss on sale of capital assets	(592)	(3,412)
Operating income (loss)	237,711	(88,391)
Goodwill	929,114	774,409	1,081,868
Capital assets	927,518	776,058
Landfill assets	963,720	958,792
Total assets	3,475,561	3,077,604
Canada
Segment Reporting Information [Line Items]
Revenues	776,814	757,594
Revenues less operating and selling, general and administration expenses	278,461	280,408
Amortization	103,112	100,516
Goodwill impairment	0	0
Goodwill	409,296	372,596	378,884
Capital assets	379,095	296,397
Landfill assets	207,485	221,660
Total assets	1,283,434	1,145,143
United States South [Member]
Segment Reporting Information [Line Items]
Revenues	780,331	723,315
Revenues less operating and selling, general and administration expenses	217,077	211,429
Amortization	110,172	99,126
Goodwill impairment	0	0
Goodwill	421,108	350,126	297,077
Capital assets	421,374	364,396
Landfill assets	404,403	397,293
Total assets	1,461,817	1,301,687
United States Northeast [Member]
Segment Reporting Information [Line Items]
Revenues	339,596	359,187
Revenues less operating and selling, general and administration expenses	71,526	89,542
Amortization	57,501	54,041
Goodwill impairment	0	360,557
Goodwill	98,710	51,687	405,907
Capital assets	118,210	105,034
Landfill assets	351,832	339,839
Total assets	684,959	587,931
Corporate [Member]
Segment Reporting Information [Line Items]
Revenues	0	0
Revenues less operating and selling, general and administration expenses	(55,827)	(53,950)
Amortization	3,333	3,383
Goodwill	0	0
Capital assets	8,839	10,231
Landfill assets	0	0
Total assets	$ 45,351	$ 42,843